UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-24019

Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas 78256
 (Address of principal executive offices)                                        (Zip code)

Christopher J. Kelley, Victory Capital Management Inc. 60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Victory Pioneer Active Credit Fund

Class A

Ticker: RCRAX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$45	0.90%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$48,350
Number of Holdings	256
Portfolio Turnover	36%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Yankee Dollars	38.7%
Corporate Bonds	30.4%
Collateralized Mortgage Obligations	15.3%
Asset-Backed Securities	5.1%
Collateralized Loan Obligations	4.1%
OtherFootnote Reference**	5.5%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCRAX — SAR (2/26)

Victory Pioneer Active Credit Fund

Class C

Ticker: RCRCX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$83	1.65%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$48,350
Number of Holdings	256
Portfolio Turnover	36%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Yankee Dollars	38.7%
Corporate Bonds	30.4%
Collateralized Mortgage Obligations	15.3%
Asset-Backed Securities	5.1%
Collateralized Loan Obligations	4.1%
OtherFootnote Reference**	5.5%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCRCX — SAR (2/26)

Victory Pioneer Active Credit Fund

Class Y

Ticker: RCRYX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$30	0.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$48,350
Number of Holdings	256
Portfolio Turnover	36%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Yankee Dollars	38.7%
Corporate Bonds	30.4%
Collateralized Mortgage Obligations	15.3%
Asset-Backed Securities	5.1%
Collateralized Loan Obligations	4.1%
OtherFootnote Reference**	5.5%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCRYX — SAR (2/26)

Victory Pioneer Disciplined Growth Fund

Class A

Ticker: PINDX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$48	0.95%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,145,733
Number of Holdings	46
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Energy	1.4%
Consumer Staples	1.4%
Materials	3.2%
Financials	5.8%
Health Care	8.3%
Consumer Discretionary	10.0%
Industrials	12.8%
Communication Services	16.9%
Information TechnologyFootnote Reference**	40.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	8.1%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.4%
Eli Lilly & Co.	4.7%
Meta Platforms, Inc., Class A	4.2%
Apple, Inc.	3.7%
Broadcom, Inc.	3.7%
Microsoft Corp.	3.6%
GE Vernova, Inc.	3.0%
Advanced Micro Devices, Inc.	2.7%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PINDX — SAR (2/26)

Victory Pioneer Disciplined Growth Fund

Class C

Ticker: INDCX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$88	1.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,145,733
Number of Holdings	46
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Energy	1.4%
Consumer Staples	1.4%
Materials	3.2%
Financials	5.8%
Health Care	8.3%
Consumer Discretionary	10.0%
Industrials	12.8%
Communication Services	16.9%
Information TechnologyFootnote Reference**	40.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	8.1%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.4%
Eli Lilly & Co.	4.7%
Meta Platforms, Inc., Class A	4.2%
Apple, Inc.	3.7%
Broadcom, Inc.	3.7%
Microsoft Corp.	3.6%
GE Vernova, Inc.	3.0%
Advanced Micro Devices, Inc.	2.7%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

INDCX — SAR (2/26)

Victory Pioneer Disciplined Growth Fund

Class R6

Ticker: INKDX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the "Fund") for the period of February 9, 2026 to February 28, 2026 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$4Footnote Reference**	0.70%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,145,733
Number of Holdings	46
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Energy	1.4%
Consumer Staples	1.4%
Materials	3.2%
Financials	5.8%
Health Care	8.3%
Consumer Discretionary	10.0%
Industrials	12.8%
Communication Services	16.9%
Information TechnologyFootnote Reference**	40.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	8.1%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.4%
Eli Lilly & Co.	4.7%
Meta Platforms, Inc., Class A	4.2%
Apple, Inc.	3.7%
Broadcom, Inc.	3.7%
Microsoft Corp.	3.6%
GE Vernova, Inc.	3.0%
Advanced Micro Devices, Inc.	2.7%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

INKDX — SAR (2/26)

Victory Pioneer Disciplined Growth Fund

Class Y

Ticker: INYDX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$39	0.78%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,145,733
Number of Holdings	46
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Energy	1.4%
Consumer Staples	1.4%
Materials	3.2%
Financials	5.8%
Health Care	8.3%
Consumer Discretionary	10.0%
Industrials	12.8%
Communication Services	16.9%
Information TechnologyFootnote Reference**	40.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	8.1%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.4%
Eli Lilly & Co.	4.7%
Meta Platforms, Inc., Class A	4.2%
Apple, Inc.	3.7%
Broadcom, Inc.	3.7%
Microsoft Corp.	3.6%
GE Vernova, Inc.	3.0%
Advanced Micro Devices, Inc.	2.7%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

INYDX — SAR (2/26)

Victory Pioneer Disciplined Value Fund

Class A

Ticker: CVFCX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$41	0.79%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$423,362
Number of Holdings	68
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Materials	3.1%
Utilities	4.1%
Consumer Staples	6.4%
Communication Services	6.7%
Consumer Discretionary	7.6%
Energy	10.0%
Information Technology	10.3%
Health Care	11.9%
Industrials	16.4%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Bank of America Corp.	4.3%
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.8%
State Street Corp.	3.5%
Johnson & Johnson	3.2%
Comcast Corp., Class A	2.8%
3M Co.	2.8%
Cisco Systems, Inc.	2.8%
ConocoPhillips Co.	2.7%
The Walt Disney Co.	2.7%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CVFCX — SAR (2/26)

Victory Pioneer Disciplined Value Fund

Class C

Ticker: CVCFX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$81	1.55%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$423,362
Number of Holdings	68
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Materials	3.1%
Utilities	4.1%
Consumer Staples	6.4%
Communication Services	6.7%
Consumer Discretionary	7.6%
Energy	10.0%
Information Technology	10.3%
Health Care	11.9%
Industrials	16.4%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Bank of America Corp.	4.3%
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.8%
State Street Corp.	3.5%
Johnson & Johnson	3.2%
Comcast Corp., Class A	2.8%
3M Co.	2.8%
Cisco Systems, Inc.	2.8%
ConocoPhillips Co.	2.7%
The Walt Disney Co.	2.7%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CVCFX — SAR (2/26)

Victory Pioneer Disciplined Value Fund

Class R6

Ticker: CVKFX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$24	0.45%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$423,362
Number of Holdings	68
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Materials	3.1%
Utilities	4.1%
Consumer Staples	6.4%
Communication Services	6.7%
Consumer Discretionary	7.6%
Energy	10.0%
Information Technology	10.3%
Health Care	11.9%
Industrials	16.4%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Bank of America Corp.	4.3%
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.8%
State Street Corp.	3.5%
Johnson & Johnson	3.2%
Comcast Corp., Class A	2.8%
3M Co.	2.8%
Cisco Systems, Inc.	2.8%
ConocoPhillips Co.	2.7%
The Walt Disney Co.	2.7%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CVKFX — SAR (2/26)

Victory Pioneer Disciplined Value Fund

Class Y

Ticker: CVFYX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$24	0.45%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$423,362
Number of Holdings	68
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Materials	3.1%
Utilities	4.1%
Consumer Staples	6.4%
Communication Services	6.7%
Consumer Discretionary	7.6%
Energy	10.0%
Information Technology	10.3%
Health Care	11.9%
Industrials	16.4%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Bank of America Corp.	4.3%
Exxon Mobil Corp.	3.9%
JPMorgan Chase & Co.	3.8%
State Street Corp.	3.5%
Johnson & Johnson	3.2%
Comcast Corp., Class A	2.8%
3M Co.	2.8%
Cisco Systems, Inc.	2.8%
ConocoPhillips Co.	2.7%
The Walt Disney Co.	2.7%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CVFYX — SAR (2/26)

Victory Pioneer Global Equity Fund

Class A

Ticker: GLOSX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$56	1.03%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$801,025
Number of Holdings	81
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Utilities	3.3%
Communication Services	3.8%
Consumer Staples	4.2%
Energy	4.4%
Health Care	7.5%
Consumer Discretionary	7.9%
Materials	8.9%
Industrials	10.7%
Information Technology	20.1%
Financials	25.3%
Table Summary
Value	Value
United States	54.7%
South Korea	9.5%
Japan	6.9%
Ireland	5.6%
OtherFootnote Reference**	21.0%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GLOSX — SAR (2/26)

Victory Pioneer Global Equity Fund

Class C

Ticker: GCSLX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$99	1.82%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$801,025
Number of Holdings	81
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Utilities	3.3%
Communication Services	3.8%
Consumer Staples	4.2%
Energy	4.4%
Health Care	7.5%
Consumer Discretionary	7.9%
Materials	8.9%
Industrials	10.7%
Information Technology	20.1%
Financials	25.3%
Table Summary
Value	Value
United States	54.7%
South Korea	9.5%
Japan	6.9%
Ireland	5.6%
OtherFootnote Reference**	21.0%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GCSLX — SAR (2/26)

Victory Pioneer Global Equity Fund

Class R6

Ticker: PGEKX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$40	0.73%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$801,025
Number of Holdings	81
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Utilities	3.3%
Communication Services	3.8%
Consumer Staples	4.2%
Energy	4.4%
Health Care	7.5%
Consumer Discretionary	7.9%
Materials	8.9%
Industrials	10.7%
Information Technology	20.1%
Financials	25.3%
Table Summary
Value	Value
United States	54.7%
South Korea	9.5%
Japan	6.9%
Ireland	5.6%
OtherFootnote Reference**	21.0%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PGEKX — SAR (2/26)

Victory Pioneer Global Equity Fund

Class Y

Ticker: PGSYX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$41	0.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$801,025
Number of Holdings	81
Portfolio Turnover	19%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Utilities	3.3%
Communication Services	3.8%
Consumer Staples	4.2%
Energy	4.4%
Health Care	7.5%
Consumer Discretionary	7.9%
Materials	8.9%
Industrials	10.7%
Information Technology	20.1%
Financials	25.3%
Table Summary
Value	Value
United States	54.7%
South Korea	9.5%
Japan	6.9%
Ireland	5.6%
OtherFootnote Reference**	21.0%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PGSYX — SAR (2/26)

Victory High Income Municipal Fund

Class A

Ticker: PIMAX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory High Income Municipal Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$42	0.82%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$720,795
Number of Holdings	187
Portfolio Turnover	14%

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Facilities	2.1%
Housing	2.4%
Medical	3.5%
Multifamily Housing	3.5%
Transportation	4.4%
Development	10.6%
General	13.1%
Nursing Homes	13.2%
Tobacco Settlement	18.7%
Education	20.3%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective December 1, 2025, Victory Pioneer High Income Municipal Fund was renamed to Victory High Income Municipal Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIMAX — SAR (2/26)

Victory High Income Municipal Fund

Class C

Ticker: HICMX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory High Income Municipal Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$81	1.59%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$720,795
Number of Holdings	187
Portfolio Turnover	14%

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Facilities	2.1%
Housing	2.4%
Medical	3.5%
Multifamily Housing	3.5%
Transportation	4.4%
Development	10.6%
General	13.1%
Nursing Homes	13.2%
Tobacco Settlement	18.7%
Education	20.3%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective December 1, 2025, Victory Pioneer High Income Municipal Fund was renamed to Victory High Income Municipal Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

HICMX — SAR (2/26)

Victory High Income Municipal Fund

Class Y

Ticker: HIMYX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory High Income Municipal Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$28	0.55%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$720,795
Number of Holdings	187
Portfolio Turnover	14%

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Facilities	2.1%
Housing	2.4%
Medical	3.5%
Multifamily Housing	3.5%
Transportation	4.4%
Development	10.6%
General	13.1%
Nursing Homes	13.2%
Tobacco Settlement	18.7%
Education	20.3%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective December 1, 2025, Victory Pioneer High Income Municipal Fund was renamed to Victory High Income Municipal Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

HIMYX — SAR (2/26)

Victory Pioneer Short Term Income Fund

Class A

Ticker: STABX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$33	0.67%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,076,310
Number of Holdings	773
Portfolio Turnover	19%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Asset-Backed Securities	30.0%
Corporate Bonds	25.1%
Collateralized Mortgage Obligations	12.6%
Yankee Dollars	11.4%
Collateralized Loan Obligations	9.9%
U.S. Treasury Obligations	3.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.9%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

STABX — SAR (2/26)

Victory Pioneer Short Term Income Fund

Class C

Ticker: STIIX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$48	0.97%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,076,310
Number of Holdings	773
Portfolio Turnover	19%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Asset-Backed Securities	30.0%
Corporate Bonds	25.1%
Collateralized Mortgage Obligations	12.6%
Yankee Dollars	11.4%
Collateralized Loan Obligations	9.9%
U.S. Treasury Obligations	3.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.9%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

STIIX — SAR (2/26)

Victory Pioneer Short Term Income Fund

Class R6

Ticker: STIKX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$21	0.42%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,076,310
Number of Holdings	773
Portfolio Turnover	19%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Asset-Backed Securities	30.0%
Corporate Bonds	25.1%
Collateralized Mortgage Obligations	12.6%
Yankee Dollars	11.4%
Collateralized Loan Obligations	9.9%
U.S. Treasury Obligations	3.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.9%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

STIKX — SAR (2/26)

Victory Pioneer Short Term Income Fund

Class Y

Ticker: PSHYX

Semi-Annual Shareholder Report — February 28, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$23	0.46%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,076,310
Number of Holdings	773
Portfolio Turnover	19%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Asset-Backed Securities	30.0%
Corporate Bonds	25.1%
Collateralized Mortgage Obligations	12.6%
Yankee Dollars	11.4%
Collateralized Loan Obligations	9.9%
U.S. Treasury Obligations	3.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.9%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PSHYX — SAR (2/26)

(b)  Not applicable.

Item 2. Code of Ethics.

         Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

February 28, 2026
Semi-Annual: Full Financials
Victory Pioneer Short Term Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
24
Statement of Operations
25
Statements of Changes in Net Assets
26
Financial Highlights
28
Notes to Financial Statements (Form N-CSR Item 7) 32

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios IV
Victory Pioneer Short Term Income Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (30.0%)
ABS Auto (9.7%):
ACM Auto Trust .......................................................
Series 1A, Class A, 5.38%, 6/20/29, Callable 10/20/26 @ 100(a) ................. $ 141 $ 141
Series 2A, Class A, 6.06%, 2/20/29, Callable 7/20/26 @ 100(a) .................. 107 107
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-A, Class D, 6.32%, 5/17/32, Callable 11/15/27 @ 100(a) .............. 130 132
Series 2024-A, Class E, 7.92%, 5/17/32, Callable 11/15/27 @ 100(a) .............. 108 111
Series 2025-A, Class E, 6.07%, 6/15/33, Callable 10/15/28 @ 100(a) .............. 2,149 2,164
American Credit Acceptance Receivables Trust .................................
Series 2023-4, Class E, 9.79%, 8/12/31, Callable 6/12/27 @ 100(a) ............... 2,830 2,999
Series 2024-3, Class D, 6.04%, 7/12/30, Callable 11/12/27 @ 100(a) .............. 2,000 2,042
Series 2025-2, Class D, 5.50%, 7/14/31, Callable 7/12/28 @ 100(a) ............... 1,970 2,012
Arivo Acceptance Auto Loan Receivables Trust .................................
Series 2024-1A, Class B, 6.87%, 6/17/30, Callable 7/15/28 @ 100(a) .............. 1,970 2,010
Series 2025-1A, Class D, 5.82%, 1/15/32, Callable 3/15/30 @ 100(a) .............. 2,500 2,527
Series 2A, Class C, 9.84%, 3/15/29, Callable 6/15/27 @ 100(a) .................. 525 549
Avid Automobile Receivables Trust ..........................................
Series 1, Class F, 5.16%, 10/16/28, Callable 3/15/26 @ 100(a) ................... 1,050 1,012
Series 2023-1, Class C, 7.35%, 12/15/27, Callable 1/15/27 @ 100(a) .............. 247 248
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A, Class C, 6.24%, 4/20/27(a) ................................ 414 415
Series 2023-4A, Class D, 7.31%, 6/20/29(a) ................................ 1,010 1,039
Series 3A, Class D, 7.32%, 2/20/28(a) .................................... 1,790 1,814
Bayview Opportunity Master Fund ..........................................
Series 2024-CAR1, Class B, 4.97% (SOFR30A+130bps), 12/26/31, Callable 6/25/27 @
100(a)(b) ......................................................... 612 615
Series 2024-CAR1, Class D, 5.72% (SOFR30A+205bps), 12/26/31, Callable 6/25/27 @
100(a)(b) ......................................................... 350 352
Series CAR1F, Class A, 6.97%, 7/29/32, Callable 8/28/26 @ 100(a) ............... 178 178
CarMax Select Receivables Trust, Series A, Class C, 4.43%, 5/17/32, Callable 12/15/29 @ 100 2,420 2,429
Carvana Auto Receivables Trust ............................................
Series 2023-N4, Class C, 6.59%, 2/11/30, Callable 7/10/29 @ 100(a) .............. 2,110 2,168
Series N1, Class D, 4.13%, 12/11/28, Callable 2/10/28 @ 100(a) ................. 94 94
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32, Callable 4/15/28 @ 100 1,830 1,850
Exeter Automobile Receivables Trust .........................................
Series 2022-1A, Class E, 5.02%, 10/15/29, Callable 8/15/27 @ 100(a) ............. 4,060 4,045
Series 2023-5A, Class D, 7.13%, 2/15/30, Callable 12/15/28 @ 100 ............... 1,100 1,135
Series 2024-4A, Class E, 7.65%, 2/17/32, Callable 5/15/29 @ 100(a) .............. 1,520 1,601
Series 2024-5A, Class D, 5.06%, 2/18/31, Callable 3/15/29 @ 100 ................ 1,360 1,375
Series 3A, Class D, 6.76%, 9/15/28, Callable 11/15/27 @ 100 ................... 301 305
Series 6A, Class E, 11.61%, 6/17/30, Callable 3/15/28 @ 100(a) ................. 895 950
Exeter Select Automobile Receivables Trust, Series 2025-2, Class D, 5.34%, 1/15/32, Callable
8/15/29 @ 100 ..................................................... 600 611
FCCU Auto Receivables Trust, Series 2025-1A, Class D, 6.29%, 7/15/33, Callable 12/15/28 @
100(a) ........................................................... 2,360 2,435
FHF Issuer Trust .......................................................
Series 2023-2A, Class B, 7.49%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 1,662 1,710
Series 2023-2A, Class C, 7.97%, 12/17/29, Callable 11/15/27 @ 100(a) ............ 388 397
Series 2024-1A, Class A2, 5.69%, 2/15/30, Callable 11/15/27 @ 100(a) ............ 602 607
Series 2024-3A, Class C, 5.43%, 3/17/31, Callable 2/15/28 @ 100(a) .............. 2,272 2,188
Series 2024-3A, Class D, 6.01%, 12/15/31, Callable 2/15/28 @ 100(a) ............. 1,290 1,232
FHF Trust, Series 1A, Class A2, 6.57%, 6/15/28, Callable 9/15/26 @ 100(a) ............. 80 80
Foursight Capital Automobile Receivables Trust .................................
Series 2022-2, Class D, 7.09%, 10/15/29, Callable 5/15/26 @ 100(a) .............. 1,000 1,005
Series 2024-1, Class D, 6.83%, 3/15/30, Callable 7/15/27 @ 100(a) ............... 1,000 1,031
GLS Auto Receivables Issuer Trust ..........................................
Series 1A, Class D, 6.43%, 1/15/31, Callable 1/15/29 @ 100(a) .................. 1,300 1,358
Series 1A, Class E, 11.42%, 3/15/30, Callable 1/15/28 @ 100(a) ................. 710 770
Series 2021-4A, Class E, 4.43%, 10/16/28, Callable 2/15/27 @ 100(a) ............. 1,220 1,221
Series 2023-1A, Class C, 6.41%, 8/15/29, Callable 8/15/28 @ 100(a) .............. 1,089 1,121
Series 2023-1A, Class D, 7.93%, 7/15/30, Callable 8/15/28 @ 100(a) .............. 1,000 1,061
Series 2024-2A, Class D, 6.37%, 8/15/31, Callable 2/15/29 @ 100(a) .............. 2,300 2,406

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-3A, Class D, 5.53%, 2/18/31, Callable 5/15/29 @ 100(a) .............. $ 2,670 $ 2,729
Series 2024-4A, Class D, 5.28%, 10/15/31, Callable 8/15/29 @ 100(a) ............. 887 903
Series 2025-2A, Class D, 5.59%, 1/15/31, Callable 12/15/29 @ 100(a) ............. 790 813
GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30, Callable
10/15/28 @ 100(a) .................................................. 1,429 1,496
Huntington Bank Auto Credit-Linked Notes ....................................
Series 1, Class C, 6.81% (SOFR30A+315bps), 5/20/32, Callable 11/20/27 @ 100(a)(b) . 159 160
Series 2, Class C, 6.26% (SOFR30A+260bps), 10/20/32, Callable 7/20/28 @ 100(a)(b) . 380 382
Series 2025-2, Class C, 6.01% (SOFR30A+235bps), 9/20/33, Callable 1/20/30 @ 100(a)
(b) ............................................................. 2,397 2,405
LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.15%, 6/16/31, Callable 11/15/27 @
100(a) ........................................................... 1,000 1,032
Lendbuzz Securitization Trust ..............................................
Series 2024-2A, Class B, 6.52%, 7/16/29, Callable 6/15/28 @ 100(a) .............. 1,500 1,529
Series 2024-3A, Class B, 5.03%, 11/15/30, Callable 10/15/28 @ 100(a) ............ 1,550 1,548
Series 3A, Class A2, 7.50%, 12/15/28, Callable 12/15/27 @ 100(a) ............... 302 308
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class E, 10.80%, 5/20/36, Callable 5/20/26 @ 100(a) ............. 1,000 1,013
Series 2025-1A, Class D, 5.76%, 1/20/39, Callable 7/20/29 @ 100(a) .............. 1,520 1,540
Prestige Auto Receivables Trust ............................................
Series 1A, Class E, 3.47%, 3/15/29, Callable 8/15/26 @ 100(a) .................. 1,350 1,331
Series 2023-1A, Class E, 9.88%, 5/15/30, Callable 9/15/27 @ 100(a) .............. 2,500 2,475
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 11/15/27 @ 100(a) ............. 1,880 1,894
Series 2024-1A, Class D, 6.21%, 2/15/30, Callable 4/15/28 @ 100(a) .............. 1,967 1,991
Series 2024-2A, Class D, 5.15%, 7/15/30, Callable 9/15/28 @ 100(a) .............. 970 972
Series 2025-1A, Class C, 5.52%, 2/15/30, Callable 3/15/29 @ 100(a) .............. 2,580 2,604
Research-Driven Pagaya Motor Asset Trust, Series 4A, Class A, 7.54%, 3/25/32, Callable
3/25/26 @ 100(a) ................................................... 303 303
SAFCO Auto Receivables Trust, Series 2024-1A, Class C, 6.96%, 1/18/30, Callable 4/18/27 @
100(a) ........................................................... 500 503
Santander Bank Auto Credit-Linked Notes .....................................
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 760 770
Series B, Class E, 8.41%, 12/15/33, Callable 2/15/28 @ 100(a) .................. 488 500
Santander Drive Auto Receivables Trust .......................................
Series 2024-2, Class D, 6.28%, 8/15/31, Callable 3/15/28 @ 100 ................. 1,120 1,163
Series 2024-4, Class D, 5.32%, 12/15/31, Callable 4/15/28 @ 100 ................ 1,980 2,021
Tidewater Auto Receivables Trust, Series AA, Class E, 3.35%, 7/17/28, Callable 3/15/26 @
100(a) ........................................................... 471 469
Tricolor Auto Securitization Trust ...........................................
Series 1A, Class B, 6.53%, 12/15/27, Callable 8/15/26 @ 100(a)(c) ............... 1,000 811
Series 1A, Class C, 5.72%, 10/15/29, Callable 7/15/27 @ 100(a)(c)(d) ............. 2,680 536
Series 1A, Class D, 8.56%, 7/15/27, Callable 7/15/26 @ 100(a)(c) ................ 606 566
Series 1A, Class F, 9.80%, 7/16/29, Callable 3/15/26 @ 100(a)(c) ................ 750 438
Series 2024-1A, Class D, 8.61%, 4/17/28, Callable 8/15/26 @ 100(a)(c) ............ 3,755 1,059
Series 2024-2A, Class B, 6.57%, 2/15/28, Callable 10/15/26 @ 100(a)(c) ........... 1,000 692
Series 2024-2A, Class D, 7.61%, 8/15/28, Callable 10/15/26 @ 100(a)(c) ........... 1,850 490
Series 2024-3A, Class D, 6.34%, 4/16/29, Callable 10/15/26 @ 100(a)(c) ........... 3,000 418
Series 2025-1A, Class D, 6.84%, 4/15/31, Callable 7/15/27 @ 100(a)(c)(d) .......... 892 89
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 11/25/26 @ 100(a) ....... 44 44
United Auto Credit Securitization Trust, Series 1, Class D, 8.30%, 11/12/29, Callable 7/10/27
@ 100(a) ......................................................... 850 864
Veros Auto Receivables Trust ..............................................
Series 1, Class C, 7.57%, 12/15/28, Callable 7/15/27 @ 100(a) .................. 2,620 2,697
Series 2024-1, Class D, 9.87%, 5/15/31, Callable 7/15/27 @ 100(a) ............... 1,000 1,064
Series 2025-1, Class C, 6.17%, 12/17/29, Callable 2/15/28 @ 100(a) .............. 2,320 2,364
VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30, Callable 5/15/29 @
100(a) ........................................................... 550 602
Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.34%, 11/15/35(a) ........... 2,500 2,550
103,790
ABS Card (0.9%):
Continental Finance Credit Card ABS Master Trust ...............................
Series 2022-A, Class A, 6.19%, 10/15/30(a) ................................ 227 228
Series 2022-A, Class C, 9.33%, 10/15/30(a) ................................ 750 766

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-A, Class A, 5.78%, 12/15/32(a) ................................ $ 1,250 $ 1,261
Mercury Financial Credit Card Master Trust, Series 2A, Class B, 7.43%, 7/20/29, Callable
4/20/26 @ 100(a) ................................................... 2,710 2,725
Mission Lane Credit Card Master Trust .......................................
Series 2024-B, Class B, 6.32%, 1/15/30(a) ................................. 1,240 1,247
Series A, Class A, 5.80%, 5/15/30, Callable 2/15/27 @ 100(a) ................... 1,420 1,433
Series B, Class A, 5.88%, 1/15/30(a) ..................................... 1,900 1,909
9,569
ABS Home (2.7%):
BARC, Series 2026-CES1, Class A1A, 4.85%, 1/25/56, Callable 2/25/29 @ 100(a)(e) ...... 1,870 1,874
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/60, Callable 8/25/28 @
100(a)(e) ......................................................... 1,432 1,447
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/55,
Callable 11/25/28 @ 100(a)(e) ......................................... 2,413 2,438
New Century Home Equity Loan Trust, Series A, Class AII9, 5.47%, 8/25/34, Callable 3/25/26
@ 100(e) ......................................................... 1 2
NovaStar Mortgage Funding Trust, Series 1, Class A2, 4.57% (TSFR1M+89bps), 5/25/33,
Callable 3/25/26 @ 100(b) ............................................ 18 18
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.31%, 3/25/54,
Callable 12/25/29 @ 100(a)(e) ......................................... 1,836 1,876
Towd Point Mortgage Trust ................................................
Series 2024-CES4, Class A2, 5.17%, 9/25/64, Callable 9/25/27 @ 100(a)(e) ......... 2,890 2,899
Series 2024-CES6, Class A2, 6.00%, 11/25/64, Callable 11/25/27 @ 100(a)(e) ....... 4,932 5,018
Series CES1, Class A1A, 5.85%, 1/25/64, Callable 1/25/27 @ 100(a)(e) ............ 2,329 2,342
Series CES2, Class A1A, 6.13%, 2/25/64, Callable 2/25/27 @ 100(a)(e) ............ 1,916 1,933
Vista Point Securitization Trust .............................................
Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27 @ 100(a)(e) ......... 661 671
Series 2024-CES3, Class A2, 5.99%, 1/25/55, Callable 12/25/27 @ 100(a)(e) ........ 900 917
Series 2025-CES3, Class A1, 5.30%, 11/25/55, Callable 10/25/28 @ 100(a)(e) ....... 3,315 3,343
Series 2026-CES1, Class A1, 5.04%, 2/25/56, Callable 2/25/29 @ 100(a)(e) ......... 4,170 4,176
28,954
ABS Other (16.7%):
321 Henderson Receivables I LLC, Series 2A, Class A1, 3.97% (TSFR1M+31bps), 6/15/41,
Callable 2/15/30 @ 100(a)(b) .......................................... 15 15
321 Henderson Receivables LLC, Series 1A, Class A1, 4.00% (TSFR1M+34bps), 11/15/40,
Callable 3/15/26 @ 100(a)(b) .......................................... 23 23
Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40, Callable 5/15/28 @ 100(a) .... 207 196
ACHM Mortgage Trust ...................................................
Series 2025-HE3, Class A, 5.20%, 11/25/55, Callable 1/25/30 @ 100(a)(e) .......... 3,120 3,163
Series HE1, Class A, 6.55%, 5/25/39, Callable 4/25/30 @ 100(a) ................. 732 753
Series HE2, Class A, 5.35%, 10/25/39, Callable 2/25/30 @ 100(a) ................ 644 654
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29,
Callable 7/20/26 @ 100(a) ............................................ 800 808
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30,
Callable 6/20/27 @ 100(a) ............................................ 650 674
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31,
Callable 8/20/28 @ 100(a) ............................................ 1,360 1,395
Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, 8/20/32,
Callable 5/20/29 @ 100(a) ............................................ 2,180 2,236
Angel Oak Mortgage Trust ................................................
Series 2025-HB2, Class A1, 5.27% (SOFR30A+160bps), 12/25/55, Callable 11/25/28 @
100(a)(b) ......................................................... 1,772 1,784
Series 2025-HB2, Class M2, 6.12% (SOFR30A+245bps), 12/25/55, Callable 11/25/28 @
100(a)(b) ......................................................... 4,378 4,442
Aqua Finance Trust .....................................................
Series 2019-A, Class C, 4.01%, 7/16/40, Callable 5/15/26 @ 100(a) ............... 578 570
Series 2020-AA, Class C, 3.97%, 7/17/46, Callable 6/17/26 @ 100(a) ............. 393 383
Ascent Career Funding Trust, Series 1A, Class A, 6.77%, 10/25/32(a) ................. 999 1,005
Bayview Opportunity Master Fund, Series 2024-EDU1, Class B, 5.27% (SOFR30A+160bps),
6/25/47(a)(b) ...................................................... 2,620 2,625
BHG Securitization Trust .................................................
Series 1CON, Class C, 6.86%, 4/17/35, Callable 4/17/29 @ 100(a) ............... 580 594

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-B, Class D, 3.17%, 10/17/34, Callable 11/17/27 @ 100(a) ............. $ 2,340 $ 2,268
Series 2022-C, Class B, 5.93%, 10/17/35, Callable 12/17/28 @ 100(a) ............. 611 612
Series 2023-B, Class B, 7.45%, 12/17/36, Callable 3/17/29 @ 100(a) .............. 987 1,039
Series 2024-1CON, Class B, 6.49%, 4/17/35, Callable 4/17/29 @ 100(a) ........... 1,196 1,239
Series 2025-2CON, Class D, 5.95%, 9/17/36, Callable 6/17/32 @ 100(a) ........... 2,420 2,492
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 407 392
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 2/15/27 @
100(a) ........................................................... 418 421
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 7/15/27 @ 100(a) .............. 1,100 1,112
Series 2024-1A, Class D, 8.00%, 12/15/31, Callable 7/15/27 @ 100(a) ............. 1,080 1,102
BXG Receivables Note Trust, Series A, Class B, 2.49%, 2/28/36, Callable 4/28/27 @ 100(a) . 86 84
Centerstone SBA Trust, Series 1, Class A, 7.60% (PRIME+85bps), 12/27/50, Callable 3/25/27
@ 100(a)(b) ....................................................... 512 513
CFMT LLC ...........................................................
Series 2023-HB12, Class M1, 4.25%, 4/25/33(a)(e) .......................... 250 249
Series 2023-HB12, Class M2, 4.25%, 4/25/33(a)(e) .......................... 750 744
Series HB12, Class M3, 4.25%, 4/25/33(a)(e) ............................... 200 198
Series HB13, Class M3, 3.00%, 5/25/34, Callable 12/25/26 @ 100(a)(e) ............ 2,230 2,155
Chase Funding Trust .....................................................
Series 3, Class 2A2, 4.33% (TSFR1M+65bps), 4/25/33, Callable 3/25/26 @ 100(b) .... 18 18
Series 6, Class 1A7, 4.85%, 11/25/34, Callable 3/25/26 @ 100(e) ................. 30 30
Commercial Equipment Finance LLC, Series 1A, Class A, 5.97%, 7/16/29, Callable 6/15/27 @
100(a) ........................................................... 376 379
Commonbond Student Loan Trust, Series 17-BGS, Class C, 4.44%, 9/25/42, Callable 3/25/26
@ 100(a) ......................................................... 18 15
Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 4.89%
(TSFR1M+121bps), 9/25/34, Callable 3/25/26 @ 100(a)(b) ..................... 116 113
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 106 107
Crossroads Asset Trust, Series 2024-A, Class C, 6.52%, 8/20/30, Callable 1/20/28 @ 100(a) . 2,050 2,121
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31, Callable 6/22/27 @
100(a) ........................................................... 500 505
Dext ABS LLC, Series 2, Class A2, 6.56%, 5/15/34, Callable 1/15/28 @ 100(a) .......... 91 92
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class D, 6.91%, 1/25/40, Callable 12/25/31
@ 100(a) ......................................................... 839 846
Equify ABS LLC, Series 1A, Class A, 5.43%, 4/18/33, Callable 8/15/28 @ 100(a) ......... 592 594
FIGRE Trust ..........................................................
Series 2025-HE2, Class A, 5.78%, 3/25/55, Callable 10/25/30 @ 100(a)(e) .......... 1,687 1,715
Series 2025-HE6, Class A, 5.04%, 9/25/55, Callable 3/25/31 @ 100(a)(e) ........... 2,319 2,334
Series 2025-HE8, Class A, 5.21%, 11/25/55, Callable 7/25/28 @ 100(a)(e) .......... 1,178 1,191
Series HE2, Class A, 6.38%, 5/25/54, Callable 1/25/29 @ 100(a)(e) ............... 1,151 1,184
Series HE3, Class A, 5.94%, 7/25/54, Callable 7/25/29 @ 100(a)(e) ............... 1,505 1,539
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 3/15/45(a)(e) .......................... 2,891 2,920
Foundation Finance Trust .................................................
Series 1A, Class A, 1.27%, 5/15/41, Callable 5/15/28 @ 100(a) .................. 93 89
Series 2024-1A, Class B, 5.95%, 12/15/49, Callable 1/15/31 @ 100(a) ............. 757 781
Gracie Point International Funding LLC .......................................
Series 2024-1A, Class C, 7.23% (SOFR90A+350bps), 3/1/28, Callable 6/1/26 @ 100(a)
(b) ............................................................. 1,027 1,027
Series 2024-1A, Class D, 10.88% (SOFR90A+715bps), 3/1/28, Callable 6/1/26 @ 100(a)
(b) ............................................................. 432 432
Series 2025-1A, Class B, 5.68% (SOFR30A+200bps), 8/15/28, Callable 8/15/27 @
100(a)(b) ......................................................... 650 650
Series 2025-1A, Class C, 6.43% (SOFR30A+275bps), 8/15/28, Callable 8/15/27 @
100(a)(b) ......................................................... 1,000 1,001
GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class D, 5.56%, 6/25/60(a) .... 2,310 2,342
GS Mortgage-Backed Securities Trust ........................................
Series 2025-HE2, Class A1, 5.22% (SOFR30A+155bps), 12/25/65, Callable 10/25/28 @
100(a)(b) ......................................................... 3,255 3,281
Series 2025-HE2, Class M1, 5.57% (SOFR30A+190bps), 12/25/65, Callable 10/25/28 @
100(a)(b) ......................................................... 2,500 2,532

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series HE1, Class A1, 5.27% (SOFR30A+160bps), 8/25/54, Callable 6/25/27 @ 100(a)
(b) ............................................................. $ 1,807 $ 1,814
Series HE2, Class A1, 5.17% (SOFR30A+150bps), 1/25/55, Callable 10/25/27 @ 100(a)
(b) ............................................................. 856 858
Series SL1, Class A1, 5.85%, 11/25/67, Callable 3/25/28 @ 100(a)(e) ............. 2,182 2,211
Harvest SBA Loan Trust ..................................................
Series 1, Class A, 7.04% (SOFR30A+325bps), 10/25/50, Callable 12/25/30 @ 100(a)(b) 356 368
Series 1, Class A, 6.00% (SOFR30A+225bps), 12/25/51, Callable 10/25/35 @ 100(a)(b) 1,096 1,107
Hilton Grand Vacations Trust, Series 2A, Class D, 6.91%, 3/25/38, Callable 2/25/30 @ 100(a) 514 530
Home Partners of America Trust, Series 2019-2, Class F, 3.87%, 10/19/39, Callable 3/17/26 @
100(a)(f) ......................................................... 5,495 5,358
JP Morgan Mortgage Trust ................................................
Series 2025-HE3, Class A1, 5.01% (SOFR30A+135bps), 3/20/56, Callable 11/20/28 @
100(a)(b) ......................................................... 3,186 3,196
Series HE1, Class A1, 5.41% (SOFR30A+175bps), 11/25/53, Callable 7/20/26 @ 100(a)
(b) ............................................................. 334 334
Series HE1, Class A1, 4.81% (SOFR30A+115bps), 7/20/55, Callable 2/20/28 @ 100(a)
(b) ............................................................. 2,077 2,079
Series HE2, Class A1, 5.36% (SOFR30A+170bps), 3/20/54, Callable 10/20/26 @ 100(a)
(b) ............................................................. 639 641
Series HE2, Class A1, 4.86% (SOFR30A+120bps), 10/20/54, Callable 5/20/27 @ 100(a)
(b) ............................................................. 1,786 1,788
Series HE3, Class A1, 5.26% (SOFR30A+160bps), 5/20/54, Callable 12/20/26 @ 100(a)
(b) ............................................................. 434 436
Series HE3, Class A1, 4.86% (SOFR30A+120bps), 2/25/55, Callable 9/20/27 @ 100(a)
(b) ............................................................. 1,561 1,563
LFS LLC, Series A, Class A, 7.17%, 7/15/35, Callable 3/15/26 @ 100(a) ............... 178 178
Libra Solutions LLC .....................................................
Series 2024-1A, Class A, 5.88%, 9/30/38(a) ................................ 1,810 1,811
Series 2025-1A, Class A, 6.36%, 8/15/39(a) ................................ 600 606
Series 2025-1A, Class C, 9.90%, 8/15/39(a) ................................ 1,000 1,004
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/46(a) ...... 322 310
Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40, Callable 3/20/31 @ 100(a) 65 64
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37, Callable 8/20/26 @ 100(a) ........ 30 30
NMEF Funding LLC ....................................................
Series 2023-A, Class C, 8.04%, 6/17/30, Callable 5/15/27 @ 100(a) ............... 320 332
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 4/15/28 @ 100(a) .............. 1,550 1,599
Series 2025-A, Class D, 8.07%, 7/15/32, Callable 11/15/28 @ 100(a) .............. 2,250 2,350
OBX Trust, Series 2026-HE1, Class A1A, 5.01% (SOFR30A+135bps), 2/25/56, Callable
2/25/29 @ 100(a)(b) ................................................. 1,830 1,831
Octane Receivables Trust .................................................
Series 2022-2A, Class D, 7.70%, 2/20/30, Callable 2/20/27 @ 100(a) .............. 1,610 1,649
Series 2023-1A, Class D, 7.76%, 3/20/30, Callable 7/20/27 @ 100(a) .............. 1,000 1,036
Series 2023-2A, Class E, 10.50%, 6/20/31, Callable 10/20/27 @ 100(a) ............ 3,423 3,710
Series 2023-3A, Class D, 7.58%, 9/20/29, Callable 11/20/27 @ 100(a) ............. 965 1,005
Series 2024-1A, Class D, 6.43%, 10/21/30, Callable 5/20/28 @ 100(a) ............. 1,000 1,033
Series 2024-RVM1, Class B, 5.27%, 1/22/46, Callable 10/20/30 @ 100(a) .......... 1,410 1,438
Oportun Funding Trust, Series 3, Class C, 6.25%, 8/15/29, Callable 10/15/26 @ 100(a) ..... 650 653
Oportun Issuance Trust, Series 2, Class B, 5.83%, 2/9/32, Callable 10/8/26 @ 100(a) ....... 888 889
Oxford Finance Credit Fund III LP, Series A, Class A2, 6.68%, 1/14/32(a) .............. 749 760
Oxford Finance Funding LLC, Series 1A, Class B, 4.10%, 2/15/30(a) .................. 908 893
Pagaya AI Debt Grantor Trust ..............................................
Series 10, Class B, 5.75%, 6/15/32, Callable 11/15/26 @ 100(a) .................. 2,742 2,758
Series 11, Class AB, 5.39%, 7/15/32, Callable 12/15/26 @ 100(a)(e) .............. 1,108 1,113
Series 2025-1, Class B, 5.63%, 7/15/32, Callable 2/15/27 @ 100(a) ............... 993 999
Pagaya AI Debt Trust ....................................................
Series 2, Class A, 6.32%, 8/15/31, Callable 3/15/26 @ 100(a) ................... 111 111
Series 2024-2, Class ABC, 6.78%, 8/15/31, Callable 3/15/26 @ 100(a)(e) ........... 617 618
Series 2025-R1, Class B, 5.71%, 6/15/32, Callable 12/15/27 @ 100(a) ............. 910 916
Series 3, Class B, 6.57%, 10/15/31, Callable 3/15/26 @ 100(a) .................. 1,012 1,013
Pawneee Equipment Receivables LLC, Series 1, Class D, 2.75%, 7/15/27, Callable 3/15/26 @
100(a) ........................................................... 35 35

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class C, 6.62%, 1/21/31, Callable 2/20/28 @ 100(a) .............. $ 2,000 $ 2,078
Series 2024-2A, Class C, 5.37%, 10/20/31, Callable 6/20/27 @ 100(a) ............. 3,110 3,144
PEAR LLC ...........................................................
Series 1, Class A, 7.42%, 7/15/35, Callable 9/15/27 @ 100(a) ................... 978 1,006
Series 1, Class A, 6.95%, 2/15/36, Callable 3/15/28 @ 100(a) ................... 652 660
Series 1, Class A2, 7.25%, 10/15/34(a) .................................... 579 589
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 710 719
Series 2024-1A, Class E, 8.50%, 12/15/31, Callable 3/15/27 @ 100(a) ............. 400 412
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30, Callable 2/15/28 @
100(a) ........................................................... 1,080 1,081
RCKT Trust ...........................................................
Series 2025-1A, Class D, 5.42%, 7/25/34, Callable 4/25/28 @ 100(a) .............. 840 848
Series 2025-1A, Class E, 7.12%, 7/25/34, Callable 4/25/28 @ 100(a) .............. 3,180 3,226
Reach ABS Trust .......................................................
Series 1A, Class B, 6.29%, 2/18/31, Callable 11/15/27 @ 100(a) ................. 1,683 1,693
Series 2025-2A, Class C, 5.69%, 8/18/32, Callable 10/15/29 @ 100(a) ............. 2,000 2,036
Series 2026-1A, Class C, 4.80%, 2/15/33, Callable 11/15/29 @ 100(a) ............. 1,340 1,347
Series 2026-1A, Class D, 5.16%, 2/15/33, Callable 11/15/29 @ 100(a) ............. 2,520 2,542
ReadyCap Lending Small Business Loan Trust ..................................
Series 2019-2, Class A, 6.25% (PRIME-50bps), 12/27/44, Callable 3/25/26 @ 100(a)(b) 60 60
Series 3, Class A, 6.82% (PRIME+7bps), 4/25/48, Callable 1/25/29 @ 100(a)(b) ...... 514 521
Regional Management Issuance Trust ........................................
Series 2024-2, Class B, 5.49%, 12/15/33, Callable 12/15/26 @ 100(a) ............. 1,850 1,865
Series 2024-2, Class C, 5.74%, 12/15/33, Callable 12/15/26 @ 100(a) ............. 1,250 1,261
RKTL, Series 2026-1A, Class D, 5.21%, 2/26/35, Callable 3/25/29 @ 100(a) ............ 950 951
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(e) ......... 1,000 967
Saluda Grade Alternative Mortgage Trust ......................................
Series 2023-FIG4, Class A, 6.72%, 11/25/53, Callable 8/25/32 @ 100(a)(e) ......... 732 768
Series 2025-FIG6, Class M1, 5.48%, 1/25/56, Callable 7/25/34 @ 100(a)(e) ......... 2,189 2,222
Series 2025-LOC5, Class A1A, 5.27% (TSFR1M+160bps), 10/25/55, Callable 9/25/28 @
100(a)(b) ......................................................... 1,782 1,791
Series 2026-HB1, Class A1A, 5.07% (TSFR1M+140bps), 4/25/56, Callable 2/25/29 @
100(a)(b) ......................................................... 2,260 2,260
Series 2026-HB1, Class M2, 5.82% (TSFR1M+215bps), 4/25/56, Callable 2/25/29 @
100(a)(b) ......................................................... 2,630 2,630
SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33, Callable 2/20/30 @
100(a) ........................................................... 480 506
SoFi Consumer Loan Program Trust, Series 2025-2, Class D, 5.62%, 6/25/34, Callable 7/25/28
@ 100(a) ......................................................... 1,180 1,208
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(a) ...................... 138 135
Towd Point Mortgage Trust, Series 2025-FIX2, Class A1, 5.25%, 10/25/65, Callable 10/25/29
@ 100(a)(e) ....................................................... 3,362 3,397
Trafigura Securitisation Finance PLC .........................................
Series 1A, Class B, 7.29%, 11/15/27(a) ................................... 1,610 1,635
Series 2024-1A, Class A2, 5.98%, 11/15/27(a) .............................. 3,000 3,033
Tricon American Homes Trust, Series 2019-SFR1, Class F, 3.75%, 3/17/38(a)(f) .......... 2,240 2,234
Tricon Residential Trust, Series 2025-SFR1, Class D, 5.66% (TSFR1M+200bps), 3/17/42(a)(b)
(f) .............................................................. 830 832
Upstart Securitization Trust ................................................
Series 2025-2, Class B, 5.62%, 6/20/35, Callable 2/20/29 @ 100(a) ............... 2,970 3,012
Series 2025-2, Class C, 6.02%, 6/20/35, Callable 2/20/29 @ 100(a) ............... 2,010 2,051
US Bank NA ..........................................................
Series 2025-SUP1, Class D, 6.37% (SOFR30A+270bps), 2/25/32, Callable 2/25/29 @
100(a)(b)(f) ....................................................... 1,107 1,116
Series SUP1, Class B, 5.58%, 2/25/32, Callable 2/25/29 @ 100(a)(f) .............. 614 620
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 10/12/27 @
100(a) ........................................................... 356 362
VFI ABS LLC .........................................................
Series 2023-1A, Class C, 9.26%, 12/24/29, Callable 6/24/26 @ 100(a) ............. 327 331
Series 2025-1A, Class C, 5.60%, 4/24/31, Callable 5/24/28 @ 100(a) .............. 1,375 1,393

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Westgate Resorts LLC ...................................................
Series 1A, Class C, 7.49%, 12/20/37, Callable 4/20/27 @ 100(a) ................. $ 462 $ 471
Series 1A, Class D, 9.26%, 1/20/38, Callable 11/20/27 @ 100(a) ................. 1,763 1,801
Series 2023-1A, Class D, 10.14%, 12/20/37, Callable 4/20/27 @ 100(a) ............ 231 237
Willis Engine Structured Trust VI, Series A, Class B, 5.44%, 5/15/46, Callable 5/15/29 @
100(a) ........................................................... 603 587
Wingspire Equipment Finance LLC, Series 2024-1A, Class D, 6.31%, 9/20/32, Callable
10/20/27 @ 100(a) .................................................. 1,600 1,632
180,075
Total Asset-Backed Securities (Cost $329,001)
a
a
a
322,388
Collateralized Loan Obligations (9.9%)
Cash Flow CLO (9.9%):
ACREC LLC ..........................................................
Series 2026-FL4, Class A, 5.11% (TSFR1M+145bps), 1/18/43, Callable 1/18/28 @
100(a)(b) ......................................................... 300 300
Series 2026-FL4, Class AS, 5.26% (TSFR1M+160bps), 1/18/43, Callable 1/18/28 @
100(a)(b) ......................................................... 860 861
Series FL3, Class A, 4.97% (TSFR1M+131bps), 8/18/42, Callable 1/18/27 @ 100(a)(b) 2,170 2,170
ACRES Commercial Realty Issuer LLC .......................................
Series 2026-FL4, Class AS, 5.45% (TSFR1M+170bps), 8/18/44, Callable 8/18/28 @
100(a)(b)(f) ....................................................... 1,610 1,615
Series 2029-FL4, Class A, 5.20% (TSFR1M+145bps), 8/18/44, Callable 8/18/28 @
100(a)(b)(f) ....................................................... 3,210 3,222
ACRES LLC, Series 2025-FL3, Class A, 5.28% (TSFR1M+162bps), 8/18/40, Callable 8/18/27
@ 100(a)(b)(f) ..................................................... 1,910 1,914
Arbor Realty Collateralized Loan Obligation Ltd. ................................
Series 2025-BTR1, Class AS, 6.31% (TSFR1M+264bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 2,700 2,717
Series 2025-BTR1, Class B, 6.86% (TSFR1M+319bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 4,365 4,392
Arbor Realty Commercial Real Estate Notes Ltd. ................................
Series 2021-FL4, Class B, 5.77% (TSFR1M+211bps), 11/15/36, Callable 3/15/26 @
100(a)(b) ......................................................... 1,580 1,579
Series FL1, Class A, 5.11% (SOFR30A+145bps), 1/15/37, Callable 3/15/26 @ 100(a)(b) 493 493
Series FL4, Class A, 5.12% (TSFR1M+146bps), 11/15/36, Callable 3/15/26 @ 100(a)(b) 901 901
AREIT Ltd. ...........................................................
Series 2025-CRE11, Class A, 5.21% (TSFR1M+155bps), 7/25/43, Callable 7/18/28 @
100(a)(b)(f) ....................................................... 3,120 3,126
Series CRE10, Class A, 5.05% (TSFR1M+139bps), 12/17/29, Callable 7/17/27 @ 100(a)
(b) ............................................................. 6,020 6,029
Series CRE9, Class A, 5.35% (TSFR1M+169bps), 5/17/41, Callable 2/17/27 @ 100(a)(b)
(f) .............................................................. 422 422
BDS LLC, Series FL13, Class A, 5.24% (TSFR1M+158bps), 9/19/39, Callable 8/19/28 @
100(a)(b)(f) ....................................................... 725 727
Brsp Ltd. .............................................................
Series 2026-FL3, Class AS, 5.40% (TSFR1M+170bps), 8/19/43, Callable 9/19/28 @
100(a)(b)(f) ....................................................... 450 451
Series 2026-FL3, Class B, 5.65% (TSFR1M+195bps), 8/19/43, Callable 9/19/28 @
100(a)(b)(f) ....................................................... 1,400 1,402
BSPDF Issuer LLC, Series 2026-FL3, Class A, 5.10% (TSFR1M+145bps), 9/18/43, Callable
9/18/28 @ 100(a)(b)(f) ............................................... 1,660 1,660
BSPRT Issuer LLC, Series FL11, Class A, 5.30% (TSFR1M+164bps), 7/15/39, Callable
9/15/27 @ 100(a)(b) ................................................. 1,630 1,637
Cerberus Loan Funding XLIX LLC ..........................................
Series 2024-5A, Class D, 7.17% (TSFR3M+350bps), 1/15/34, Callable 4/15/26 @ 100(a)
(b) ............................................................. 2,000 1,997
Series 5A, Class A, 5.02% (TSFR3M+135bps), 1/15/34, Callable 4/15/26 @ 100(a)(b) . 2,250 2,252
Deerpath Capital CLO Ltd., Series 1A, Class A1R, 5.47% (TSFR3M+180bps), 7/15/36,
Callable 7/15/26 @ 100(a)(b) .......................................... 1,910 1,913
Dwight Issuer LLC, Series 2025-FL1, Class B, 6.45% (TSFR1M+279bps), 6/18/42, Callable
7/18/27 @ 100(a)(b) ................................................. 2,520 2,526

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ellington CLO III Ltd., Series 3A, Class C, 6.18% (TSFR3M+251bps), 7/20/30, Callable
4/20/26 @ 100(a)(b) ................................................. $ 554 $ 553
Fortress Credit Opportunities IX CLO Ltd., Series 9A, Class A1TR, 5.48%
(TSFR3M+181bps), 10/15/33(a)(b) ...................................... 964 966
Fortress Credit Opportunities XXIX CLO Ltd., Series 29A, Class B, 5.32%
(TSFR3M+165bps), 4/20/33, Callable 4/20/26 @ 100(a)(b) ..................... 1,370 1,370
FS Rialto Issuer LLC ....................................................
Series 2025-FL10, Class A, 5.05% (TSFR1M+139bps), 8/19/42, Callable 8/19/27 @
100(a)(b)(f) ....................................................... 2,250 2,255
Series 2026-FL11, Class A, 5.10% (TSFR1M+145bps), 1/19/44, Callable 8/19/31 @
100(a)(b)(f) ....................................................... 3,180 3,191
Series FL3, Class A, 5.02% (TSFR1M+136bps), 11/16/36, Callable 3/16/26 @ 100(a)(b) 1,087 1,085
Series FL9, Class A, 5.30% (TSFR1M+163bps), 10/19/39, Callable 10/19/27 @ 100(a)(b) 3,910 3,924
Golub Capital Partners Short Duration ........................................
Series 1A, Class BR, 5.67% (TSFR3M+200bps), 7/25/33, Callable 4/25/26 @ 100(a)(b) 2,123 2,125
Series 1A, Class DR, 8.27% (TSFR3M+460bps), 7/25/33, Callable 4/25/26 @ 100(a)(b) 1,750 1,747
Greystone CRE Notes LLC, Series 2025-FL4, Class B, 6.25% (TSFR1M+259bps), 1/15/43,
Callable 5/15/28 @ 100(a)(b)(f) ........................................ 2,410 2,414
KREF Ltd., Series FL3, Class A, 5.12% (TSFR1M+145bps), 2/17/39, Callable 3/17/26 @
100(a)(b) ......................................................... 1,169 1,169
LMNT CRE LLC .......................................................
Series 2025-FL3, Class A, 5.23% (TSFR1M+155bps), 7/21/43, Callable 5/21/28 @
100(a)(b)(f) ....................................................... 3,020 3,029
Series 2025-FL3, Class AS, 5.58% (TSFR1M+190bps), 7/21/43, Callable 5/21/28 @
100(a)(b)(f) ....................................................... 3,020 3,032
LoanCore Issuer LLC, Series CRE8, Class A, 5.04% (TSFR1M+139bps), 8/17/42, Callable
8/17/27 @ 100(a)(b)(f) ............................................... 890 890
LoanCore Issuer Ltd., Series CRE7, Class A, 5.21% (SOFR30A+155bps), 1/17/37, Callable
3/17/26 @ 100(a)(b) ................................................. 271 270
MF1 LLC ............................................................
Series FL14, Class A, 5.40% (TSFR1M+174bps), 3/19/39, Callable 3/19/26 @ 100(a)(b) 3,067 3,070
Series FL15, Class A, 5.35% (TSFR1M+169bps), 8/18/41, Callable 7/18/26 @ 100(a)(b) 4,912 4,922
Series FL16, Class A, 5.21% (TSFR1M+154bps), 11/18/39, Callable 10/18/26 @ 100(a)
(b) ............................................................. 3,430 3,436
MF1 Ltd. .............................................................
Series FL7, Class A, 4.86% (TSFR1M+119bps), 10/16/36, Callable 3/16/26 @ 100(a)(b) 554 554
Series FL8, Class A, 5.02% (TSFR1M+135bps), 2/19/37, Callable 3/17/26 @ 100(a)(b) 1,173 1,173
MidOcean Credit CLO XI Ltd., Series 11A, Class A1R2, 4.88% (TSFR3M+121bps), 1/18/36,
Callable 4/18/26 @ 100(a)(b) .......................................... 710 711
Monroe Capital Mml Clo XII Ltd., Series 2A, Class A1, 5.48% (TSFR3M+176bps), 9/14/33,
Callable 3/14/26 @ 100(a)(b) .......................................... 1,368 1,367
PFP Ltd. .............................................................
Series 11, Class A, 5.50% (TSFR1M+183bps), 9/17/39, Callable 9/17/27 @ 100(a)(b)(f) 188 188
Series 2026-13, Class B, 5.52% (TSFR1M+185bps), 8/18/43, Callable 7/18/28 @ 100(a)
(b) ............................................................. 1,250 1,252
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 7.21%
(TSFR1M+353bps), 10/25/39, Callable 3/25/26 @ 100(a)(b)(f) .................. 590 590
Regatta IX Funding Ltd., Series 1A, Class XR, 4.72% (TSFR3M+105bps), 4/17/37, Callable
4/17/26 @ 100(a)(b) ................................................. 71 71
Sound Point CLO V-R Ltd., Series 2014-1RA, Class B, 5.68% (TSFR3M+201bps), 7/18/31,
Callable 4/18/26 @ 100(a)(b) .......................................... 3,970 3,977
Sound Point CLO XVI Ltd., Series 2A, Class D, 7.53% (TSFR3M+386bps), 7/25/30, Callable
4/25/26 @ 100(a)(b) ................................................. 500 500
Starwood LLC, Series SIF4A, Class C, 6.17% (TSFR3M+250bps), 10/17/36, Callable 4/17/26
@ 100(a)(b) ....................................................... 1,610 1,613
TRTX Issuer Ltd. .......................................................
Series 202025-FL7, Class A, 5.11% (TSFR1M+145bps), 6/18/43, Callable 5/18/28 @
100(a)(b)(f) ....................................................... 2,390 2,391
Series FL5, Class A, 5.31% (TSFR1M+165bps), 2/15/39, Callable 3/15/26 @ 100(a)(b) 754 754
Series FL6, Class A, 5.20% (TSFR1M+154bps), 9/18/42, Callable 9/18/27 @ 100(a)(b)(f) 3,120 3,126
Woodmont Trust, Series 12A, Class A1R, 5.07% (TSFR3M+140bps), 10/25/32, Callable
4/25/26 @ 100(a)(b) ................................................. 2,066 2,069

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Z Capital Credit Partners CLO Ltd. ..........................................
Series 1A, Class A2AR, 5.47% (TSFR3M+180bps), 7/15/33, Callable 4/15/26 @ 100(a)
(b) ............................................................. $ 990 $ 991
Series 1A, Class BR, 5.93% (TSFR3M+226bps), 7/16/31, Callable 4/16/26 @ 100(a)(b) 1,000 1,000
Zais CLO 13 Ltd., Series 13A, Class A1AR, 4.97% (TSFR3M+130bps), 7/15/32, Callable
4/15/26 @ 100(a)(b) ................................................. 124 124
106,205
Total Collateralized Loan Obligations (Cost $105,849)
a
a
a
106,205
Collateralized Mortgage Obligations (12.6%)
Agency CMO (0.0%):(g)
Federal National Mortgage Association REMIC s , Series 1999-25, Class Z, 6.00%, 6/25/29 .. 5 5
Agency CMO Floating (0.1%):
Federal Home Loan Mortgage Corporation, Series 20, Class A7, 4.08% (SOFR30A+41bps),
12/25/29, Callable 3/25/26 @ 100(b) ..................................... 59 57
Federal Home Loan Mortgage Corporation REMIC s ..............................
Series 2315, Class FW, 4.32% (SOFR30A+66bps), 4/15/27(b) ................... 1 1
Series 2334, Class FA, 4.27% (SOFR30A+61bps), 7/15/31(b) ................... 38 38
Series 2391, Class FJ, 4.27% (SOFR30A+61bps), 4/15/28(b) ................... 5 5
Series 2439, Class F, 4.77% (SOFR30A+111bps), 3/15/32(b) .................... 15 15
Series 2470, Class AF, 4.77% (SOFR30A+111bps), 3/15/32(b) .................. 23 23
Series 2489, Class FA, 4.77% (SOFR30A+111bps), 2/15/32(b) .................. 21 22
Series 2498, Class FL, 4.34% (SOFR30A+68bps), 3/15/32(b) ................... 33 34
Series 2916, Class NF, 4.02% (SOFR30A+36bps), 1/15/35(b) ................... 5 5
Series 3042, Class PF, 4.02% (SOFR30A+36bps), 8/15/35(b) ................... 4 4
Series 3102, Class FG, 4.07% (SOFR30A+41bps), 1/15/36(b) ................... 2 2
Series 3117, Class FE, 4.07% (SOFR30A+41bps), 2/15/36(b) ................... 21 21
Series 3173, Class FC, 4.19% (SOFR30A+53bps), 6/15/36(b) ................... 9 9
Series 3181, Class HF, 4.27% (SOFR30A+61bps), 7/15/36(b) ................... 24 24
Series 3235, Class FX, 4.09% (SOFR30A+43bps), 11/15/36(b) .................. 8 8
Series 3239, Class EF, 4.12% (SOFR30A+46bps), 11/15/36(b) .................. 21 21
Series 3239, Class FB, 4.12% (SOFR30A+46bps), 11/15/36(b) .................. 10 10
Series 3373, Class FB, 4.35% (SOFR30A+69bps), 10/15/37(b) .................. 43 43
Series 3386, Class FB, 4.15% (SOFR30A+49bps), 11/15/37(b) .................. 45 45
Series 3610, Class FA, 4.47% (SOFR30A+81bps), 12/15/39(b) .................. 34 34
Series 3807, Class FM, 4.27% (SOFR30A+61bps), 2/15/41(b) ................... 31 31
Series 3850, Class FC, 4.19% (SOFR30A+53bps), 4/15/41(b) ................... 43 43
Series 3868, Class FA, 4.17% (SOFR30A+51bps), 5/15/41(b) ................... 9 9
Series 4002, Class YF, 4.32% (SOFR30A+66bps), 2/15/42(b) ................... 17 17
Federal Home Loan Mortgage Corporation, STRIPS ..............................
Series 237, Class F14, 4.17% (SOFR30A+51bps), 5/15/36(b) ................... 13 13
Series 239, Class F30, 4.07% (SOFR30A+41bps), 8/15/36(b) ................... 30 30
Series 244, Class F22, 4.12% (SOFR30A+46bps), 12/15/36(b) .................. 11 11
Federal National Mortgage Association .......................................
Series W1, Class 1AF1, 4.04% (SOFR30A+37bps), 11/25/46, Callable 3/25/27 @ 100(b) 58 57
Series W3, Class 2AF, 4.00% (SOFR30A+33bps), 3/25/45, Callable 3/25/26 @ 100(b) . 90 89
Federal National Mortgage Association REMIC s ................................
Series 110, Class FA, 4.40% (SOFR30A+73bps), 12/25/37(b) ................... 6 6
Series 13, Class FA, 4.03% (SOFR30A+36bps), 3/25/37(b) ..................... 10 10
Series 14, Class F, 4.14% (SOFR30A+47bps), 3/25/37(b) ...................... 10 10
Series 2, Class FT, 4.03% (SOFR30A+36bps), 2/25/37(b) ...................... 26 26
Series 2008-88, Class FA, 5.00% (SOFR30A+133bps), 10/25/38(b) ............... 18 18
Series 41, Class FA, 4.18% (SOFR30A+51bps), 5/25/37(b) ..................... 5 5
Series 42, Class CF, 4.23% (SOFR30A+56bps), 6/25/36(b) ..................... 21 21
Series 42, Class JF, 4.28% (SOFR30A+61bps), 5/25/33(b) ..................... 9 9
Series 50, Class FN, 4.02% (SOFR30A+35bps), 6/25/37(b) ..................... 26 26
Series 52, Class FW, 4.18% (SOFR30A+51bps), 7/25/34(b) .................... 15 15
Series 53, Class FM, 4.68% (SOFR30A+101bps), 7/25/38(b) ................... 18 19
Series 58, Class FV, 4.03% (SOFR30A+36bps), 6/25/37(b) ..................... 34 34
Series 63, Class F1, 4.08% (SOFR30A+41bps), 11/25/27, Callable 3/25/26 @ 100(b) .. 16 16
Series 7, Class FJ, 3.98% (SOFR30A+31bps), 2/25/37(b) ...................... 22 22

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 72, Class FB, 4.68% (SOFR30A+101bps), 12/25/31(b) ................... $ 6 $ 6
Series 77, Class WF, 4.17% (SOFR30A+51bps), 12/18/32(b) .................... 31 30
Series 8, Class FJ, 4.13% (SOFR30A+46bps), 2/25/33(b) ...................... 4 4
Series 81, Class FA, 4.13% (SOFR30A+46bps), 9/25/36(b) ..................... 14 14
Series 81, Class FL, 4.42% (SOFR30A+76bps), 1/18/32(b) ..................... 3 3
Series 82, Class F, 4.35% (SOFR30A+68bps), 9/25/36(b) ...................... 5 5
Series 83, Class KT, 4.08% (SOFR30A+41bps), 10/25/35(b) .................... 17 17
Series 83, Class LF, 4.09% (SOFR30A+42bps), 2/25/35(b) ..................... 11 11
Series 86, Class FC, 4.35% (SOFR30A+68bps), 9/25/37(b) ..................... 29 29
Series 89, Class F, 4.36% (SOFR30A+69bps), 9/25/37(b) ...................... 27 27
Series 9, Class FB, 4.13% (SOFR30A+46bps), 3/25/37(b) ...................... 26 26
Series 92, Class OF, 4.35% (SOFR30A+68bps), 9/25/37(b) ..................... 8 8
Series 93, Class FH, 4.28% (SOFR30A+61bps), 1/25/33(b) ..................... 7 7
Government National Mortgage Association ....................................
Series 16, Class FA, 4.03% (TSFR1M+36bps), 2/20/35(b) ...................... 31 31
Series 3, Class FC, 4.02% (TSFR1M+36bps), 1/16/35(b) ...................... 30 30
Series 51, Class JF, 4.08% (TSFR1M+41bps), 8/20/40(b) ...................... 36 36
Series 9, Class FA, 4.28% (TSFR1M+61bps), 2/20/38(b) ....................... 23 23
1,265
Agency CMO Other (0.0%):(g)
Federal National Mortgage Association .......................................
Series 2004-T2, Class 2A, 5.49%, 7/25/43, Callable 3/25/26 @ 100(e) ............. 92 94
Series W3, Class 3A, 4.86%, 4/25/45, Callable 3/25/26 @ 100(e) ................. 30 31
Series W4, Class 3A, 5.62%, 6/25/45, Callable 6/25/27 @ 100(e) ................. 21 21
146
Commercial MBS (4.6%):
Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 7/25/37(d)(e) .............. 324 —
BWAY Mortgage Trust, Series 2013-1515, Class B, 3.47%, 3/10/33, Callable 3/10/26 @ 100(a) 4,735 4,495
BX Commercial Mortgage Trust ............................................
Series AIRC, Class A, 5.35% (TSFR1M+169bps), 8/15/41(a)(b)(f) ................ 1,761 1,765
Series SLCT, Class A, 4.98% (TSFR1M+132bps), 1/15/42(a)(b)(f) ............... 1,870 1,868
Series SLCT, Class E, 7.05% (TSFR1M+339bps), 1/15/42(a)(b)(f) ................ 890 894
COMM MortgageTrust, Series WCL1, Class A, 5.50% (TSFR1M+184bps), 6/15/41(a)(b)(f) . 2,000 2,001
FREMF Mortgage Trust, Series 18-KF45, Class B, 5.74% (SOFR30A+206bps), 3/25/26(a)(b) 495 517
GS Mortgage Securities Corp. Trust, Series DUNE, Class A, 5.03% (TSFR1M+136bps),
12/15/36(a)(b)(f) ................................................... 1,631 1,631
HIH Trust, Series 61P, Class A, 5.50% (TSFR1M+184bps), 10/15/41(a)(b)(f) ............ 1,621 1,625
Hilt Commercial Mortgage Trust ............................................
Series ORL, Class A, 5.20% (TSFR1M+154bps), 5/15/37(a)(b)(f) ................ 860 859
Series ORL, Class B, 5.60% (TSFR1M+194bps), 5/15/37(a)(b)(f) ................ 1,110 1,109
HTL Commercial Mortgage Trust ...........................................
Series 2024-T53, Class B, 6.56%, 5/10/39(a)(e)(f) ........................... 950 963
Series T53, Class C, 7.09%, 5/10/39(a)(e)(f) ................................ 3,175 3,217
Series T53, Class D, 8.20%, 5/10/39(a)(e)(f) ............................... 1,105 1,124
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.50% (TSFR1M+184bps),
9/15/41(a)(b)(f) .................................................... 1,150 1,151
JP Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2019-MFP, Class E, 5.87% (TSFR1M+221bps), 7/15/36(a)(b)(f) ............ 371 271
Series 2024-OMNI, Class C, 5.80%, 10/5/39(a)(e)(f) ......................... 1,147 1,153
Series 2024-OMNI, Class D, 5.80%, 10/5/39(a)(e)(f) ......................... 160 160
MCR Mortgage Trust ....................................................
Series 2024-HTL, Class A, 5.42% (TSFR1M+176bps), 2/15/37(a)(b)(f) ............ 818 818
Series 2024-TWA, Class D, 7.40%, 6/12/39(a)(f) ............................ 1,230 1,244
Series HF1, Class A, 5.45% (TSFR1M+179bps), 12/15/41(a)(b)(f) ................ 645 645
Series HTL, Class B, 6.07% (TSFR1M+241bps), 2/15/37(a)(b)(f) ................ 991 991
Natixis Commercial Mortgage Securities Trust, Series MILE, Class B, 5.54%
(TSFR1M+188bps), 7/15/36(a)(b)(f) ..................................... 320 300
PRM Trust ............................................................
Series 2025-PRM6, Class D, 5.68%, 7/5/33(a)(e)(f) .......................... 1,810 1,824
Series 2025-PRM6, Class E, 6.58%, 7/5/33(a)(e)(f) ........................... 700 705
SHR Trust, Series 2024-LXRY, Class A, 5.61% (TSFR1M+195bps), 10/15/41(a)(b)(f) ...... 3,160 3,164
Silver Hill Trust, Series 2019-1, Class A1, 3.10%, 11/25/49(a)(e) ..................... 7 7

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
SKY Trust, Series LINE, Class A, 6.25% (TSFR1M+259bps), 4/15/42(a)(b) ............. $ 1,339 $ 1,345
THPT Mortgage Trust ...................................................
Series 2023-THL, Class B, 7.67%, 12/10/34(a)(e)(f) .......................... 700 712
Series THL, Class A, 6.99%, 12/10/34(a)(e)(f) .............................. 1,174 1,194
Velocity Commercial Capital Loan Trust ......................................
Series 1, Class A, 6.47%, 1/25/53, Callable 1/25/30 @ 100(a)(e) ................. 338 344
Series 1, Class A, 6.55%, 1/25/54, Callable 3/25/29 @ 100(a)(e) ................. 553 567
Series 1, Class A, 6.03%, 2/25/55, Callable 12/25/32 @ 100(a)(e) ................ 2,212 2,263
Series 2, Class A, 6.58%, 4/25/54, Callable 8/25/32 @ 100(a)(e) ................. 720 738
Series 2020-1, Class AFX, 2.61%, 2/25/50, Callable 9/25/26 @ 100(a)(e) ........... 420 392
Series 2024-6, Class A, 5.81%, 12/25/54, Callable 7/25/29 @ 100(a)(e) ............ 1,713 1,744
Series 2025-5, Class A, 5.32%, 12/25/55, Callable 10/25/39 @ 100(a)(e) ........... 2,261 2,284
Series 2026-1, Class A, 5.10%, 2/25/56, Callable 2/25/29 @ 100(a)(e) ............. 1,880 1,889
Wells Fargo Commercial Mortgage Trust ......................................
Series 2026-1250B, Class A, 4.83%, 3/10/41(a)(e)(f) ......................... 1,020 1,023
Series 2026-1250B, Class C, 5.59%, 3/10/41(a)(e)(f) ......................... 340 341
Series 2026-1250B, Class D, 6.59%, 3/10/41(a)(e)(f) ......................... 170 170
XCAL Mortgage Trust, Series 2019-1, Class A, 7.54% (TSFR1M+386bps), 3/15/26(a)(b)(c)(d)
(f) .............................................................. 996 70
XCALI Mortgage Trust, Series 2020-5, Class A, 7.05% (TSFR1M+337bps), 3/15/26(a)(b)(f) . 94 94
49,671
Private CMO Floating (4.5%):
Chase Mortgage Finance Corp., Series CL1, Class M3, 5.22% (SOFR30A+155bps), 2/25/50,
Callable 12/25/38 @ 100(a)(b) ......................................... 950 924
Connecticut Avenue Securities Trust .........................................
Series 2019-R06, Class 2B1, 7.53% (SOFR30A+386bps), 9/25/39, Callable 9/25/26 @
100(a)(b) ......................................................... 537 545
Series 2020-R02, Class 2B1, 6.78% (SOFR30A+311bps), 1/25/40, Callable 1/25/27 @
100(a)(b) ......................................................... 920 934
Series 2020-SBT1, Class 1M2, 7.43% (SOFR30A+376bps), 2/25/40, Callable 2/25/27 @
100(a)(b) ......................................................... 1,040 1,068
Series 2022-R09, Class 2B1, 10.42% (SOFR30A+675bps), 9/25/42, Callable 9/25/27 @
100(a)(b) ......................................................... 770 833
Series 2024-R02, Class 1M1, 4.77% (SOFR30A+110bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 304 304
Series 2024-R03, Class 2M2, 5.62% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 490 494
Series 2024-R06, Class 1M2, 5.27% (SOFR30A+160bps), 9/25/44, Callable 9/25/29 @
100(a)(b) ......................................................... 1,075 1,077
Series 2025-R06, Class 1A1, 4.57% (SOFR30A+90bps), 9/25/45, Callable 9/25/30 @
100(a)(b) ......................................................... 953 953
Series 2025-R06, Class 1M1, 4.62% (SOFR30A+95bps), 9/25/45, Callable 9/25/30 @
100(a)(b) ......................................................... 949 951
Series R01, Class 1A1, 4.62% (SOFR30A+95bps), 1/25/45, Callable 1/25/30 @ 100(a)(b) 1,197 1,198
Series R01, Class 1M1, 6.07% (SOFR30A+240bps), 12/25/42, Callable 12/25/27 @
100(a)(b) ......................................................... 512 525
Series R01, Class 1M1, 4.72% (SOFR30A+105bps), 1/25/44, Callable 1/25/29 @ 100(a)
(b) ............................................................. 170 170
Series R01, Class 1M1, 4.77% (SOFR30A+110bps), 1/25/45, Callable 1/25/30 @ 100(a)
(b) ............................................................. 1,121 1,121
Series R02, Class 1M1, 5.97% (SOFR30A+230bps), 1/25/43, Callable 1/25/28 @ 100(a)
(b) ............................................................. 55 57
Series R02, Class 1M1, 4.82% (SOFR30A+115bps), 2/25/45, Callable 2/25/30 @ 100(a)
(b) ............................................................. 631 631
Series R02, Class 2M2, 6.67% (SOFR30A+300bps), 1/25/42, Callable 1/25/27 @ 100(a)
(b) ............................................................. 2,721 2,764
Series R03, Class 2M1, 6.17% (SOFR30A+250bps), 4/25/43, Callable 4/25/28 @ 100(a)
(b) ............................................................. 235 237
Series R03, Class 2M1, 4.82% (SOFR30A+115bps), 3/25/44, Callable 3/25/29 @ 100(a)
(b) ............................................................. 202 203
Series R04, Class 1A1, 4.67% (SOFR30A+100bps), 5/25/44, Callable 5/25/29 @ 100(a)
(b) ............................................................. 935 936

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series R05, Class 2A1, 4.67% (SOFR30A+100bps), 7/25/44, Callable 7/25/29 @ 100(a)
(b) ............................................................. $ 1,796 $ 1,797
Series R05, Class 2M1, 4.67% (SOFR30A+100bps), 7/25/44, Callable 7/25/29 @ 100(a)
(b) ............................................................. 75 75
Series R06, Class 1A1, 4.82% (SOFR30A+115bps), 9/25/44, Callable 9/25/29 @ 100(a)
(b) ............................................................. 1,148 1,152
Series R06, Class 1M1, 5.37% (SOFR30A+170bps), 7/25/43, Callable 7/25/28 @ 100(a)
(b) ............................................................. 75 75
Series R09, Class 2M1, 6.17% (SOFR30A+250bps), 9/25/42, Callable 9/25/27 @ 100(a)
(b) ............................................................. 158 159
Eagle RE Ltd. .........................................................
Series 1, Class M1A, 5.67% (SOFR30A+200bps), 9/26/33, Callable 9/25/28 @ 100(a)(b) 84 84
Series 2, Class M2, 7.92% (SOFR30A+425bps), 4/25/34, Callable 2/25/27 @ 100(a)(b) 810 828
Series 2023-1, Class M1B, 7.62% (SOFR30A+395bps), 9/26/33, Callable 9/25/28 @
100(a)(b) ......................................................... 630 646
Federal Home Loan Mortgage Corporation REMIC s ..............................
Series 2021-HQA3, Class M2, 5.77% (SOFR30A+210bps), 9/25/41, Callable 9/25/26 @
100(a)(b) ......................................................... 1,340 1,349
Series 2022-DNA2, Class M2, 7.42% (SOFR30A+375bps), 2/25/42, Callable 2/25/27 @
100(a)(b) ......................................................... 1,000 1,024
Series 2022-DNA3, Class M2, 8.02% (SOFR30A+435bps), 4/25/42, Callable 4/25/27 @
100(a)(b) ......................................................... 1,500 1,554
Series 2023-DNA2, Class M1A, 5.77% (SOFR30A+210bps), 4/25/43, Callable 4/25/28
@ 100(a)(b) ....................................................... 454 460
Series 2024-HQA2, Class M2, 5.47% (SOFR30A+180bps), 8/25/44, Callable 8/25/29 @
100(a)(b) ......................................................... 1,220 1,226
Series 2025-DNA4, Class A1, 4.57% (SOFR30A+90bps), 10/25/45, Callable 10/25/30 @
100(a)(b) ......................................................... 1,296 1,297
Series 2025-DNA4, Class M1, 4.77% (SOFR30A+110bps), 10/25/45, Callable 10/25/30
@ 100(a)(b) ....................................................... 2,662 2,666
Series 2025-HQA1, Class M1, 4.82% (SOFR30A+115bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 2,263 2,263
Series DNA1, Class A1, 4.62% (SOFR30A+95bps), 1/25/45, Callable 1/25/30 @ 100(a)
(b) ............................................................. 536 536
Series DNA1, Class M1, 5.02% (SOFR30A+135bps), 2/25/44, Callable 2/25/29 @ 100(a)
(b) ............................................................. 252 252
Series DNA1, Class M1, 4.72% (SOFR30A+105bps), 1/25/45, Callable 1/25/30 @ 100(a)
(b) ............................................................. 1,203 1,203
Series DNA1, Class M2, 6.17% (SOFR30A+250bps), 1/25/42, Callable 1/25/27 @ 100(a)
(b) ............................................................. 1,835 1,851
Series DNA3, Class A1, 4.72% (SOFR30A+105bps), 10/25/44, Callable 10/25/29 @
100(a)(b) ......................................................... 936 938
Series DNA5, Class M2, 5.32% (SOFR30A+165bps), 1/25/34(a)(b) ............... 292 293
Series DNA6, Class M1A, 5.82% (SOFR30A+215bps), 9/25/42, Callable 9/25/27 @
100(a)(b) ......................................................... 41 41
Series DNA6, Class M2, 5.17% (SOFR30A+150bps), 10/25/41, Callable 10/25/26 @
100(a)(b) ......................................................... 1,980 1,985
Series DNA7, Class M1, 4.52% (SOFR30A+85bps), 11/25/41, Callable 11/25/26 @
100(a)(b) ......................................................... 37 37
Series HQA1, Class A1, 4.62% (SOFR30A+95bps), 2/25/45, Callable 2/25/30 @ 100(a)
(b) ............................................................. 933 934
Series HQA1, Class M1A, 5.67% (SOFR30A+200bps), 5/25/43, Callable 5/25/28 @
100(a)(b) ......................................................... 107 108
Series HQA2, Class A1, 4.92% (SOFR30A+125bps), 8/25/44, Callable 8/25/29 @ 100(a)
(b) ............................................................. 2,296 2,305
Series HQA2, Class M1, 4.87% (SOFR30A+120bps), 8/25/44, Callable 8/25/29 @ 100(a)
(b) ............................................................. 543 544
Series HQA2, Class M1A, 5.67% (SOFR30A+200bps), 6/25/43, Callable 6/25/28 @
100(a)(b) ......................................................... 74 74
Home RE Ltd. .........................................................
Series 2023-1, Class M1B, 8.27% (SOFR30A+460bps), 10/25/33, Callable 10/25/28 @
100(a)(b) ......................................................... 218 223

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2026-1, Class M1B, 5.82% (SOFR30A+215bps), 1/25/36, Callable 7/25/29 @
100(a)(b) ......................................................... $ 1,670 $ 1,674
JP Morgan Seasoned Mortgage Trust, Series 1, Class AM, 4.29% (TSFR1M+61bps), 5/25/33,
Callable 3/25/26 @ 100(a)(b) .......................................... 76 75
Merrill Lynch Mortgage Investors Trust, Series H, Class A1, 4.43% (TSFR1M+75bps),
1/25/29, Callable 3/25/26 @ 100(b) ...................................... 33 29
Radnor RE Ltd. ........................................................
Series 1, Class M1A, 6.37% (SOFR30A+270bps), 7/25/33, Callable 7/25/28 @ 100(a)(b) 153 153
Series 1, Class M1B, 8.02% (SOFR30A+435bps), 7/25/33, Callable 7/25/28 @ 100(a)(b) 460 472
Series 1, Class M1B, 6.57% (SOFR30A+290bps), 9/25/34, Callable 11/25/27 @ 100(a)
(b) ............................................................. 555 557
Series 1, Class M2, 6.82% (SOFR30A+315bps), 12/27/33, Callable 5/25/26 @ 100(a)(b) 307 309
Series 2, Class M1B, 7.37% (SOFR30A+370bps), 11/25/31, Callable 9/25/27 @ 100(a)
(b) ............................................................. 403 406
RESI Finance LP, Series CB1, Class B3, 5.23% (TSFR1M+156bps), 6/10/35, Callable 3/10/26
@ 102(a)(b) ....................................................... 144 122
Triangle RE Ltd. .......................................................
Series 1, Class M1A, 7.07% (SOFR30A+340bps), 11/25/33, Callable 10/25/28 @ 100(a)
(b) ............................................................. 430 434
Series 3, Class M1B, 6.57% (SOFR30A+290bps), 2/25/34, Callable 11/25/26 @ 100(a)
(b) ............................................................. 1 1
48,136
Private CMO Other (3.4%):
A&D Mortgage Trust ....................................................
Series 2023-NQM2, Class M1, 8.28%, 5/25/68, Callable 5/25/26 @ 100(a)(e) ........ 500 501
Series 2024-NQM3, Class M1, 6.88%, 7/25/69, Callable 6/25/27 @ 100(a)(e) ........ 1,428 1,452
Bear Stearns Mortgage Securities, Inc., Series 6, Class 3B1, 4.96%, 6/25/30, Callable 3/25/26
@ 100(e) ......................................................... 1 1
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.41%, 5/25/60, Callable
3/25/26 @ 100(a)(e) ................................................. 48 47
Cascade Funding Mortgage Trust, Series HB16, Class M3, 3.00%, 3/25/35, Callable 9/25/27 @
100(a)(e) ......................................................... 1,440 1,383
CFMT LLC ...........................................................
Series 2024-HB14, Class M1, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(e) ........ 700 683
Series 2024-HB14, Class M2, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(e) ........ 510 495
Series 2024-HB15, Class M3, 4.00%, 8/25/34(a)(e) .......................... 1,140 1,108
CHNGE Mortgage Trust, Series 2022-1, Class A1, 4.01%, 1/25/67, Callable 3/25/26 @ 100(a)
(e) ............................................................. 550 539
Citicorp Mortgage Securities REMIC s Pass-Through Certificates Trust, Series 2005-4, Class
2A1, 5.00%, 7/25/20 ................................................ —(h) —(h)
Credit Suisse First Boston Mortgage Securities Corp., Series 10, Class 2A1, 7.50%, 5/25/32,
Callable 3/25/26 @ 100 .............................................. 73 74
Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 4.00%, 5/25/65, Callable 3/25/26
@ 100(a)(e) ....................................................... 1,000 989
Federal Home Loan Mortgage Corporation .....................................
Series 1, Class M, 4.75%, 5/25/57, Callable 1/25/44 @ 100(e) ................... 1,424 1,415
Series 18-4, Class M, 4.75%, 3/25/58, Callable 12/25/51 @ 100(a) ................ 2,539 2,526
Series 2017-1, Class M2, 4.00%, 1/25/56, Callable 9/25/48 @ 100(a)(e) ............ 1,480 1,447
Series 2019-1, Class M, 4.75%, 7/25/58, Callable 9/25/45 @ 100(a)(e) ............. 1,133 1,121
Series 2020-1, Class M, 4.25%, 8/25/59, Callable 8/25/41 @ 100(a)(e) ............. 4,783 4,701
Series 2020-2, Class M, 4.25%, 11/25/59, Callable 3/25/45 @ 100(a)(e) ............ 778 764
Series 3, Class M, 4.75%, 10/25/58, Callable 10/25/46 @ 100(e) ................. 1,635 1,622
HOMES Trust, Series 2023-NQM2, Class M1, 7.24%, 2/25/68, Callable 5/25/26 @ 100(a)(e) 500 500
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.49%, 9/25/56, Callable
3/25/26 @ 100(a)(e) ................................................. 400 305
IMS Ecuadorian Mortgage Trust, Series 1, Class GA, 3.40%, 8/18/43(a) ................ 238 232
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 5.29%, 10/25/34, Callable
3/25/26 @ 100(e) ................................................... 15 15
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.02%, 1/25/29, Callable 8/25/26 @
100(a)(e)(f) ....................................................... 620 620
Merrill Lynch Mortgage Investors Trust, Series G, Class A3, 6.00%, 1/25/29, Callable 3/25/26
@ 100(e) ......................................................... —(h) —(h)

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.28%, 5/28/50, Callable 3/28/26 @
100(a)(e) ......................................................... $ 450 $ 414
Ocwen Loan Investment Trust ..............................................
Series 2024-HB1, Class M3, 3.00%, 2/25/37, Callable 3/25/26 @ 100(a) ........... 2,000 1,942
Series HB1, Class M2, 3.00%, 2/25/37, Callable 3/25/26 @ 100(a) ............... 480 469
Onity Loan Investment Trust, Series HB2, Class M3, 5.00%, 8/25/37, Callable 8/25/27 @
100(a)(e) ......................................................... 400 394
PRKCM Trust, Series 2023-AFC4, Class M1, 7.94%, 11/25/58, Callable 10/25/26 @ 100(a)(e) 3,820 3,866
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63(a)(e) .......... 512 497
Saluda Grade Alternative Mortgage Trust ......................................
Series RTL4, Class A1, 7.50%, 2/25/30, Callable 7/25/26 @ 100(a)(e)(f) ........... 505 505
Series RTL5, Class A1, 7.76%, 4/25/30, Callable 9/25/26 @ 100(a)(e)(f) ........... 460 461
Verus Securitization Trust, Series 2024-3, Class M1, 6.89%, 4/25/69, Callable 4/25/27 @
100(a)(e) ......................................................... 3,284 3,332
Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54, Callable 3/25/26 @ 100(a)(e) ...... 2,000 1,975
Vista Point Securitization Trust, Series 2020-2, Class A3, 2.50%, 4/25/65, Callable 3/25/26 @
100(a)(e) ......................................................... 70 68
36,463
Total Collateralized Mortgage Obligations (Cost $135,931)
a
a
a
135,686
Senior Secured Loans (0.4%)
Communication Services (0.1%):
Lamar Media Corp., Term B Loan, 5.18% (SOFR01M+150bps), 9/17/32(b) ............. 500 502
Level 3 Financing, Inc., Term B-4 Refinancing Loan, 6.92% (SOFR01M+325bps), 3/29/32(b) 75 75
Outfront Media Capital LLC, Term Loan, 5.68% (SOFR01M+200bps), 9/16/32(b) ........ 214 214
791
Consumer Discretionary (0.1%):
Hilton Domestic Operating Co., Inc., Series B-4 Term Loan, 5.42% (SOFR01M+175bps),
11/8/30(b) ........................................................ 247 249
RVR Dealership Holdings LLC, Term Loan, First Lien, 2/8/28(i) ..................... 239 239
RVR Dealership Holdings LLC, Term Loan, First Lien, 2/7/33(i) ..................... 207 205
693
Financials (0.0%):(g)
Avolon TLB Borrower 1 US LLC, Term B-6 Loan, 5.42% (SOFR01M+175bps), 6/24/30(b) . 240 241
Delos Finance SARL, Term Loan, First Lien, 10/31/27(i) .......................... —(h) —
Virgin Media Bristol LLC, Facility Y, First Lien, 7.05% (SOFR06M+318bps), 3/31/31(b) ... 236 221
462
Health Care (0.1%):
Elanco Animal Health, Inc., 2025 Refinancing TLB Loan, 5.42% (SOFR01M+175bps),
10/28/32(b) ....................................................... 257 258
Phoenix Guarantor, Inc., Tranche B-5 Term Loan, First Lien, 6.17% (SOFR01M+250bps),
2/21/31(b) ........................................................ 235 235
Sotera Health Holdings LLC, 2025 Refinancing Term Loan, 6.17% (SOFR01M+250bps),
5/30/31(b) ........................................................ 235 236
Upstream Newco, Inc., December 2025 Extended/Modified Term Loan, First Lien, 8.18%
(SOFR03M+425bps), 11/20/29(b) ....................................... 240 222
951
Industrials (0.0%):(g)
Setanta Aircraft Leasing Dac, New Loan, 5.42% (SOFR03M+175bps), 11/6/28(b) ......... 95 95
Materials (0.1%):
Element Solutions, Inc., 2026 Incremental Tranche B-3 Term Loan, 5.42%
(SOFR01M+175bps), 12/18/30(b) ....................................... 525 526
WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, First Lien, 7.42%
(SOFR03M+375bps), 11/13/28(b) ....................................... 128 128
654
Real Estate (0.0%):(g)
RealPage, Inc., Initial Term Loan, First Lien, 6.93% (SOFR03M+300bps), 4/22/28(b) ...... 239 222

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (0.0%):(g)
Eastern Power LLC, Term loan, 8.42% (SOFR01M+475bps), 4/3/28(b) ................ $ 119 $ 120
Total Senior Secured Loans (Cost $4,019)
a
a
a
3,988
Corporate Bonds (25.1%)
Communication Services (0.6%):
Take-Two Interactive Software, Inc., 3.70%, 4/14/27, Callable 3/14/27 @ 100 ............ 4,000 3,990
T-Mobile US, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100 ........................ 3,000 2,995
6,985
Consumer Discretionary (2.0%):
Daimler Truck Finance North America LLC
5.13%, 9/25/27, Callable 8/25/27 @ 100(a) ................................ 1,640 1,668
4.95%, 1/13/28, Callable 12/13/27 @ 100(a) ............................... 2,450 2,492
Expedia Group, Inc., 4.63%, 8/1/27, Callable 5/1/27 @ 100 ......................... 1,000 1,007
General Motors Financial Co., Inc.
5.40%, 5/8/27 ..................................................... 3,150 3,199
5.35%, 7/15/27 .................................................... 2,800 2,848
Hyatt Hotels Corp., 5.05%, 3/30/28, Callable 2/29/28 @ 100 ........................ 5,200 5,306
O'Reilly Automotive, Inc., 5.75%, 11/20/26, Callable 10/20/26 @ 100 ................. 1,800 1,821
Volkswagen Group of America Finance LLC
5.40%, 3/20/26(a) .................................................. 1,000 1,001
4.90%, 8/14/26(a) .................................................. 1,815 1,821
21,163
Consumer Staples (0.8%):
BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27 @ 100 .......................... 3,100 3,121
Philip Morris International, Inc., 4.38%, 11/1/27 ................................. 5,800 5,858
8,979
Energy (1.2%):
Energy Transfer LP, 6.05%, 12/1/26, Callable 11/1/26 @ 100 ........................ 2,100 2,128
MPLX LP, 4.13%, 3/1/27, Callable 12/1/26 @ 100 ............................... 1,800 1,801
ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27 @ 100 ............................ 4,000 4,019
Repsol E&P Capital Markets US LLC, 4.81%, 9/16/28, Callable 8/16/28 @ 100(a) ........ 2,000 2,029
Western Midstream Operating LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100 ............... 3,300 3,301
13,278
Financials (15.7%):
Ally Financial, Inc.
4.75%, 6/9/27, Callable 5/9/27 @ 100 .................................... 2,700 2,721
7.10%, 11/15/27, Callable 10/15/27 @ 100 ................................. 2,100 2,201
5.74% (SOFRINDX+196bps), 5/15/29, Callable 5/15/28 @ 100(b) ............... 3,130 3,214
American Express Co.
5.39% (SOFR+97bps), 7/28/27, Callable 7/28/26 @ 100(b) ..................... 1,075 1,081
5.04% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(b) ..................... 3,000 3,047
American Honda Finance Corp.
4.26% (SOFR+55bps), 5/11/26(b) ....................................... 3,000 3,002
4.45%, 10/22/27 .................................................... 2,500 2,524
4.25%, 9/1/28 ..................................................... 1,245 1,255
Athene Global Funding
4.95%, 1/7/27(a) ................................................... 3,600 3,626
5.52%, 3/25/27(a) .................................................. 1,300 1,319
5.35%, 7/9/27(a) ................................................... 1,230 1,249
Aviation Capital Group LLC, 4.25%, 4/30/29, Callable 3/30/29 @ 100(a) ............... 4,700 4,700
Bank of America Corp.
4.25%, 10/22/26 .................................................... 2,050 2,053
5.93% (SOFR+134bps), 9/15/27, Callable 9/15/26 @ 100(b) .................... 900 910
4.98% (SOFR+83bps), 1/24/29, Callable 1/24/28 @ 100(b) ..................... 4,900 4,988
Brown & Brown, Inc., 4.70%, 6/23/28, Callable 5/23/28 @ 100 ...................... 3,800 3,836
Capital One Financial Corp.
7.15% (SOFR+244bps), 10/29/27, Callable 10/29/26 @ 100(b) .................. 1,100 1,122
4.93% (SOFR+206bps), 5/10/28, Callable 5/10/27 @ 100(b) .................... 1,800 1,818

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Citigroup, Inc.
3.89% (TSFR3M+182bps), 1/10/28, Callable 1/10/27 @ 100(b) .................. $ 2,200 $ 2,197
4.64% (SOFR+114bps), 5/7/28, Callable 5/7/27 @ 100(b) ...................... 3,195 3,217
4.79% (SOFR+87bps), 3/4/29, Callable 3/4/28 @ 100(b) ....................... 5,700 5,786
Citizens Bank NA
4.57% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(b) ...................... 5,100 5,142
4.19% (SOFR+70bps), 1/29/29, Callable 1/29/28 @ 100(b) ..................... 2,320 2,323
CNO Global Funding
5.88%, 6/4/27(a) ................................................... 3,100 3,160
4.88%, 12/10/27(a) .................................................. 1,005 1,015
4.38%, 9/8/28(a) ................................................... 2,600 2,604
Fifth Third Bank NA, 4.97% (SOFR+81bps), 1/28/28, Callable 1/28/27 @ 100(b) ......... 1,960 1,977
Fortitude Global Funding, 4.63%, 10/6/28(a) ................................... 5,000 5,016
Goldman Sachs Bank
5.28% (SOFR+78bps), 3/18/27, Callable 4/3/26 @ 100(b) ...................... 1,650 1,651
5.41% (SOFR+75bps), 5/21/27, Callable 5/21/26 @ 100(b) ..................... 1,300 1,304
HOA Funding LLC
8/20/51(d) ........................................................ 900 —
8/20/51(d) ........................................................ 900 —
Hoa Newco LLC, 7.43%, 11/22/55, Callable 4/3/26 @ 100(a)(c)(d) ................... 908 22
Hyundai Capital America
5.50%, 3/30/26(a) .................................................. 1,460 1,461
5.30%, 3/19/27(a) .................................................. 1,000 1,014
5.28%, 6/24/27(a) .................................................. 1,200 1,220
4.30%, 9/24/27(a) .................................................. 1,600 1,607
Jefferies Financial Group, Inc.
4.85%, 1/15/27 .................................................... 2,100 2,112
4.30%, 2/11/27, Callable 8/11/26 @ 100, MTN .............................. 1,100 1,101
6.45%, 6/8/27 ..................................................... 1,490 1,528
JP Morgan Chase & Co.
5.04% (SOFR+119bps), 1/23/28, Callable 1/23/27 @ 100(b) .................... 500 504
4.98% (SOFR+93bps), 7/22/28, Callable 7/22/27 @ 100(b) ..................... 1,255 1,272
4.56% (SOFR+86bps), 10/22/28, Callable 10/22/27 @ 100(b) ................... 3,400 3,414
4.92% (SOFR+80bps), 1/24/29, Callable 1/24/28 @ 100(b) ..................... 3,670 3,737
JP Morgan Chase Bank NA, 5.11%, 12/8/26, Callable 11/8/26 @ 100 .................. 1,130 1,140
Lincoln Financial Global Funding, 4.20%, 1/12/29(a) ............................. 1,285 1,281
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 1,590 1,616
Lseg US Fin Corp., 4.88%, 3/28/27, Callable 2/28/27 @ 100(a) ...................... 2,700 2,725
Met Tower Global Funding, 4.85%, 1/16/27(a) .................................. 1,900 1,916
Metropolitan Life Global Funding I
5.05%, 6/11/27(a) ................................................... 2,000 2,032
3.30%, 3/21/29(a) .................................................. 1,040 1,017
Morgan Stanley, 4.72% (SOFR+102bps), 4/13/28, Callable 4/13/27 @ 100(b) ............ 3,500 3,517
Morgan Stanley Bank NA
4.95% (SOFR+108bps), 1/14/28, Callable 1/14/27 @ 100(b) .................... 1,400 1,412
4.58% (SOFR+87bps), 5/26/28, Callable 5/26/27 @ 100(b) ..................... 1,000 1,004
5.50% (SOFR+87bps), 5/26/28, Callable 5/26/27 @ 100(b) ..................... 2,780 2,830
4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(b) ..................... 1,000 1,013
5.02% (SOFR+91bps), 1/12/29, Callable 1/12/28 @ 100(b) ..................... 2,500 2,548
National Rural Utilities Cooperative Finance Corp., 4.05%, 2/9/29, Callable 1/9/29 @ 100 ... 2,830 2,844
Pricoa Global Funding I, 5.55%, 8/28/26(a) .................................... 1,000 1,008
Principal Life Global Funding II, 5.00%, 1/16/27(a) .............................. 2,400 2,424
Protective Life Global Funding, 4.16%, 1/15/29(a) ............................... 4,880 4,886
Santander Holdings USA, Inc.
6.12% (SOFR+123bps), 5/31/27, Callable 5/31/26 @ 100(b) .................... 1,560 1,566
2.49% (SOFR+125bps), 1/6/28, Callable 1/6/27 @ 100(b) ...................... 1,610 1,587
The Bank of New York Mellon Corp., 4.95% (SOFR+103bps), 4/26/27, Callable 4/26/26 @
100(b) ........................................................... 1,800 1,803
The PNC Financial Services Group, Inc.
5.10% (SOFR+80bps), 7/23/27, Callable 7/23/26 @ 100(b) ..................... 3,700 3,716
5.30% (SOFR+134bps), 1/21/28, Callable 1/21/27 @ 100(b) .................... 400 405
Toyota Motor Credit Corp., 4.55%, 8/7/26 ..................................... 1,315 1,319
Truist Bank, 4.14% (SOFR+66bps), 1/27/29, Callable 1/27/28 @ 100(b) ............... 4,680 4,691

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Truist Financial Corp., 6.05% (SOFR+205bps), 6/8/27, Callable 6/8/26 @ 100, MTN(b) .... $ 2,800 $ 2,814
US BanCorp, 6.79% (SOFR+188bps), 10/26/27, Callable 10/26/26 @ 100(b) ............ 3,300 3,362
US Bank NA
4.39% (SOFR+69bps), 10/22/27, Callable 10/22/26 @ 100(b) ................... 2,780 2,784
4.73% (SOFR+91bps), 5/15/28, Callable 5/14/27 @ 100(b) ..................... 3,150 3,181
Wells Fargo & Co.
4.77% (SOFR+107bps), 4/22/28, Callable 4/22/27 @ 100(b) .................... 1,390 1,399
5.57% (SOFR+174bps), 7/25/29, Callable 7/25/28 @ 100(b) .................... 3,800 3,931
Wells Fargo Bank NA
5.45%, 8/7/26, Callable 7/7/26 @ 100 .................................... 1,600 1,609
5.25%, 12/11/26, Callable 11/10/26 @ 100 ................................. 900 910
169,340
Industrials (1.6%):
AGCO Corp., 5.45%, 3/21/27, Callable 2/21/27 @ 100 ............................ 2,600 2,633
Air Lease Corp.
3.75%, 6/1/26, Callable 4/3/26 @ 100 .................................... 1,600 1,598
5.30%, 6/25/26 .................................................... 1,130 1,134
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26, Callable 4/3/26 @ 100 ............ 1,677 1,672
Delta Air Lines, Inc., 4.95%, 7/10/28, Callable 6/10/28 @ 100 ....................... 2,880 2,928
Owens Corning, 3.40%, 8/15/26, Callable 5/15/26 @ 100 .......................... 1,800 1,794
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 5/24/26, Callable 4/24/26 @ 100(a) ................................ 825 827
5.35%, 1/12/27, Callable 12/12/26 @ 100(a) ............................... 390 394
The Boeing Co., 6.26%, 5/1/27, Callable 4/1/27 @ 100 ............................ 1,000 1,024
Waste Management, Inc., 4.50%, 3/15/28, Callable 2/15/28 @ 100 .................... 2,900 2,944
16,948
Information Technology (1.1%):
Broadcom, Inc., 5.05%, 7/12/27, Callable 6/12/27 @ 100 .......................... 1,124 1,143
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 1,750 1,732
Dell, Inc., 7.10%, 4/15/28 ................................................. 1,595 1,693
Microchip Technology, Inc., 4.90%, 3/15/28 .................................... 2,450 2,490
Oracle Corp., 4.55%, 2/4/29, Callable 1/4/29 @ 100 .............................. 4,400 4,408
11,466
Real Estate (0.2%):
Healthcare Realty Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100 ................. 1,700 1,693
Utilities (1.9%):
Ameren Corp., 5.70%, 12/1/26, Callable 11/1/26 @ 100 ........................... 1,750 1,769
DTE Energy Co., 4.95%, 7/1/27, Callable 6/1/27 @ 100 ........................... 3,600 3,643
NextEra Energy Capital Holdings, Inc., 4.69%, 9/1/27 ............................. 2,400 2,427
The Brooklyn Union Gas Co.
3.41%, 3/10/26(a) .................................................. 2,051 2,051
4.63%, 8/5/27, Callable 7/5/27 @ 100(a) .................................. 3,000 3,022
Vistra Operations Co. LLC
5.05%, 12/30/26(a) .................................................. 1,500 1,516
3.70%, 1/30/27, Callable 11/30/26 @ 100(a) ................................ 4,935 4,912
Wec Energy Group, Inc., 5.60%, 9/12/26, Callable 8/12/26 @ 100 .................... 869 875
20,215
Total Corporate Bonds (Cost $267,527)
a
a
a
270,067
Insurance-Linked Securities (0.1%)
Event Linked Bonds (0.1%):
Multiperil - U.S. - (0.0%):(g)
Sanders Re III, 6.88% (BRMMUSDF+334bps), 4/7/26(b)(j) ........................ 250 250
Multiperil - U.S. Regional - (0.1%):
Long Point Re IV, 7.79% (BRMMUSDF+425bps), 6/1/26, Callable 4/3/26 @ 101.5(b)(j) ... 250 251
Windstorm - Florida - (0.0%):(g)
Integrity Re, 4.02% (FHMMUSTF+50bps), 6/6/30(b)(j) ........................... 155 77
578

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Reinsurance Sidecars (0.0%):(g)
Multiperil - Worldwide - (0.0%):(g)
Alturas Re, 2022-2, 12/31/27(d)(j)(k) ......................................... $ 185 $ 9
Merion Re, 2022-2, 12/31/27(d)(j)(l)(m) ...................................... 364 222
Thopas Re
12/31/26(d)(j)(k) ................................................... 250 4
12/31/26(d)(j)(k)(l) ................................................. 500 2
12/31/27(d)(j)(k)(l) ................................................. 250 1
238
Total Insurance-Linked Securities (Cost $896)
a
a
a
816
Yankee Dollars (11.4%)
Communication Services (0.4%):
NBN Co. Ltd., 4.00%, 10/1/27, Callable 9/1/27 @ 100(a) .......................... 4,200 4,209
Consumer Discretionary (0.5%):
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28, Callable 10/1/27 @ 100(a) ............... 5,000 5,109
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a) ............. 3,200 3,184
Energy (0.1%):
Saudi Arabian Oil Co., 4.00%, 2/2/29, Callable 1/2/29 @ 100(a) ..................... 1,555 1,555
Financials (8.0%):
ABN AMRO Bank NV, 6.34% (H15T1Y+165bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ... 1,300 1,316
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.10%, 1/15/27, Callable 12/15/26 @ 100 ................................. 2,300 2,339
4.13%, 2/28/29, Callable 1/28/29 @ 100 .................................. 3,000 3,002
Avolon Holdings Funding Ltd.
4.25%, 4/15/26, Callable 4/3/26 @ 100(a) ................................. 1,600 1,600
4.38%, 5/1/26, Callable 3/18/26 @ 100(a) ................................. 3,800 3,800
Bank of Montreal, 4.57% (SOFR+88bps), 9/10/27, Callable 9/10/26 @ 100(b) ........... 4,400 4,415
Banque Federative DU Credit Mutuel SA, 4.78% (SOFRINDX+107bps), 2/16/28(a)(b) ..... 2,450 2,472
Barclays PLC
5.83% (SOFR+221bps), 5/9/27, Callable 5/9/26 @ 100(b) ...................... 2,540 2,548
6.50% (SOFR+188bps), 9/13/27, Callable 9/13/26 @ 100(b) .................... 1,600 1,620
4.84% (SOFR+134bps), 9/10/28, Callable 9/10/27 @ 100(b) .................... 2,900 2,931
5.09% (SOFR+96bps), 2/25/29, Callable 2/25/28 @ 100(b) ..................... 1,900 1,936
BNP Paribas SA, 4.38%, 5/12/26(a) .......................................... 3,000 3,000
Caixabank SA, 6.68% (SOFR+208bps), 9/13/27, Callable 9/13/26 @ 100(a)(b) ........... 3,000 3,043
Canadian Imperial Bank of Commerce
5.24%, 6/28/27 .................................................... 3,300 3,360
4.51% (SOFR+93bps), 9/11/27, Callable 9/11/26 @ 100(b) ..................... 2,000 2,006
HSBC Holdings PLC
5.21% (SOFR+261bps), 8/11/28, Callable 8/11/27 @ 100(b) .................... 1,500 1,524
5.13% (SOFR+104bps), 11/19/28, Callable 11/19/27 @ 100(b) .................. 2,300 2,342
Hyundai Capital Services, Inc., 5.13%, 2/5/27(a) ................................ 550 555
ING Groep NV, 6.08% (SOFR+156bps), 9/11/27, Callable 9/11/26 @ 100(b) ............ 2,500 2,527
Lloyds Banking Group PLC
5.99% (H15T1Y+148bps), 8/7/27, Callable 8/7/26 @ 100(b) .................... 2,030 2,047
5.46% (H15T1Y+138bps), 1/5/28, Callable 1/5/27 @ 100(b) .................... 1,380 1,397
5.09% (H15T1Y+85bps), 11/26/28, Callable 11/26/27 @ 100(b) ................. 2,000 2,037
Macquarie Bank Ltd., 5.39%, 12/7/26(a) ...................................... 1,340 1,357
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @
100(b) ........................................................... 2,800 2,842
National Bank of Canada
5.60% (SOFR+104bps), 7/2/27, Callable 7/2/26 @ 100(b) ...................... 4,100 4,122
4.17% (SOFRINDX+76bps), 1/20/29, Callable 1/20/28 @ 100(b) ................ 1,820 1,827
Natwest Group PLC
5.85% (H15T1Y+135bps), 3/2/27(b) ..................................... 2,140 2,140
4.96% (SOFR+125bps), 3/1/28, Callable 3/1/27 @ 100(b) ...................... 1,000 1,006
Nomura Holdings, Inc., 5.59%, 7/2/27 ........................................ 3,300 3,367
Nordea Bank Abp, 5.00%, 3/19/27(a) ......................................... 2,600 2,634

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Royal Bank of Canada, 4.51% (SOFRINDX+72bps), 10/18/27, Callable 10/18/26 @ 100(b) . $ 2,800 $ 2,813
Standard Chartered PLC, 5.69% (H15T1Y+105bps), 5/14/28, Callable 5/14/27 @ 100(a)(b) . 1,225 1,249
Sumitomo Mitsui Financial Group, Inc., 4.11%, 1/15/29 ........................... 3,420 3,435
Swedbank AB, 6.14%, 9/12/26(a) ........................................... 1,800 1,821
The Toronto-Dominion Bank
5.53%, 7/17/26 .................................................... 2,100 2,112
4.57%, 6/2/28 ..................................................... 4,000 4,057
86,599
Industrials (0.9%):
Element Fleet Management Corp.
6.27%, 6/26/26, Callable 5/26/26 @ 100(a) ................................ 2,857 2,871
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 3,215 3,262
LG Energy Solution Ltd., 5.25%, 4/2/28(a) ..................................... 3,200 3,263
9,396
Information Technology (0.8%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 8/19/28, Callable 7/19/28 @ 100 ..... 5,050 5,084
SK Hynix, Inc., 6.38%, 1/17/28(a) ........................................... 3,000 3,133
8,217
Materials (0.4%):
Anglo American Capital PLC, 4.75%, 4/10/27(a) ................................ 1,303 1,313
Rio Tinto Finance USA PLC, 4.50%, 3/14/28, Callable 2/14/28 @ 100 ................. 2,650 2,688
4,001
Utilities (0.0%):(g)
Algonquin Power & Utilities Corp., 5.37%, 6/15/26 .............................. 500 501
Total Yankee Dollars (Cost $121,607)
a
a
a
122,771
U.S. Government Agency Mortgages (5.2%)
Federal Home Loan Mortgage Corporation
6.42% (H15T1Y+236bps), 1/1/28(b) ..................................... —(h) –(h)
6.24% (H15T1Y+225bps), 11/1/31(b) .................................... 1 1
5.00%, 3/1/44 ..................................................... 6 6
6.00%, 8/1/53 - 9/1/54 ............................................... 3,295 3,401
6.50%, 4/1/54 - 10/1/54 .............................................. 8,969 9,406
12,814
Federal National Mortgage Association
6.71% (H15T1Y+246bps), 4/1/28(b) ..................................... 1 1
6.50%, 4/1/29 - 6/1/54 ............................................... 6,575 6,847
5.50%, 12/1/35 - 10/1/54 ............................................. 1,304 1,332
7.00%, 1/1/36 ..................................................... 7 7
6.47% (RFUCCT1Y+176bps), 7/1/36(b) .................................. 5 5
4.76% (ECOFC+193bps), 12/1/36(b) ..................................... 4 4
6.00%, 4/1/38 - 10/1/54 .............................................. 4,516 4,646
3.00%, 3/1/47 ..................................................... 62 58
12,900
Federal National Mortgage Association, TBA
5.50%, 3/25/41 - 3/25/56 ............................................. 9,700 9,892
3.00%, 3/25/56 .................................................... 4,300 3,888
3.50%, 3/25/56 .................................................... 4,100 3,863
5.00%, 3/25/56 .................................................... 5,900 5,926
23,569
Government National Mortgage Association
6.50%, 5/15/31 - 10/15/37 ............................................. 14 14
6.00%, 12/15/31 - 11/15/36 ............................................ 36 37
51
Government National Mortgage Association, TBA
6.00%, 3/20/56 .................................................... 3,600 3,672

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
6.50%, 3/20/56 .................................................... $ 3,200 $ 3,327
6,999
Total U.S. Government Agency Mortgages (Cost $55,620)
a
a
a
56,333
U.S. Treasury Obligations (3.8%)
U.S. Treasury Bonds, 6.38%, 8/15/27 ......................................... 7,000 7,291
U.S. Treasury Notes
4.88%, 4/30/26 .................................................... 13,000 13,024
4.13%, 1/31/27 .................................................... 21,000 21,108
Total U.S. Treasury Obligations (Cost $41,165)
a
a
a
41,423
Commercial Paper (3.1%)
Energy (1.1%):
Kinder Morgan, Inc., 6.04%, 3/2/26(a)(n) ...................................... 5,400 5,398
Targa Resources Corp., 5.79%, 3/2/26(a)(n) .................................... 6,000 5,998
11,396
Health Care (0.4%):
HCA, Inc., 6.02%, 3/2/26(a)(n) ............................................. 4,800 4,799
Industrials (0.5%):
Fiserv, Inc., 5.71%, 3/2/26(a)(n) ............................................ 6,000 5,998
Utilities (1.1%):
CenterPoint Energy Resources Corp., 5.59%, 3/2/26(a)(n) .......................... 5,700 5,698
Duke Energy Corp., 5.52%, 3/2/26(a)(n) ...................................... 6,000 5,998
11,696
Total Commercial Paper (Cost $33,896)
a
a
a
33,889
Repurchase Agreements (0.4%)
Bank of America Corp., 3.67%, purchased on 2/27/26, with a maturity date of 3/2/26, with a repurchase value of $4,001 (collateralized by Agency Mortgage-Backed Securities, 2.50%-
7.00%, due 3/20/50 - 1/20/53, with an aggregate value of $4,080) .................... 4,000 4,000
Total Repurchase Agreements (Cost $4,000)
a
a
a
4,000
Total Investments (Cost $1,099,511) — 102.0% 1,097,566
Liabilities in excess of other assets —  (2.0)% (21,256)
NET ASSETS - 100.00% $ 1,076,310
At February 28, 2026, the Fund's investments in foreign securities were 16.8% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$700,420 (thousands) and amounted to 65.1% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements).
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2026.
(f) Security is interest only.
(g) Amount represents less than 0.05% of net assets.
(h) Rounds to less than $1 thousand.
(i) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Alturas Re, 2022-2 ...........................................
1/18/2022
$ —
Integrity Re ................................................
5/9/2022
$ 155
Long Point Re IV ............................................
5/13/2022
$ 250
Merion Re, 2022-2 ...........................................
3/1/2022
$ 241
Sanders Re III ..............................................
3/22/2022
$ 250
Thopas Re, 2022 ............................................
2/15/2022
$ —
Thopas Re, 2021 ............................................
1/22/2021
$ —
Thopas Re, 2020 ............................................
12/30/2019
$ —
(j) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2026 (amounts in thousands):
(k) Issued as preference shares.
(l) Non-income producing security.
(m) Issued as participation notes.
(n) Rate represents the effective yield at February 28, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
ECOFC
—
Enterprise 11th District COFI Replacement Index
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of February 28, 2026.
IBOR
—
Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of February 28, 2026.
REMICs
—
Real Estate Mortgage Investment Conduits
RFUCCT1Y
—
Refinitiv USD IBOR Customer Cash Fallbacks Term 1 Year, rate disclosed as of February 28, 2026
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of February 28, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of February 28, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of February 28, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of February 28, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of February 28, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of February 28, 2026.
STRIPS
—
Separately Trading  Registered Interest and Principal Securities
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of February 28, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of February 28, 2026.
TBA Sales Commitment s
Security Description
Principal
Amount (000) Value (000)
TBA Sales Commitments - (2.10%)
Collateralized Mortgage Obligations — Agency Collateral Series — (2.10%)
Federal National Mortgage Association
6.50%, 3/25/56 ....................................................... (15,750) $ (16,358)
6.00%, 3/25/56 ....................................................... (6,300) (6,462)
Total TBA Sales Commitments (Proceeds $22,768) $(22,820)

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ....... 2,225 6/30/26 $ 464,770 $ 465,634 $ 864
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 40 6/18/26 $ 4,523 $ 4,553 $ (30)
10-Year U.S. Ultra Futures ............ 93 6/18/26 10,771 10,856 (85)
5-Year U.S. Treasury Note Futures ....... 113 6/30/26 12,389 12,446 (57)
$ (172)
Total unrealized appreciation $ 864
Total unrealized depreciation (172)
Total net unrealized appreciation (depreciation) $ 692

Statement of Assets and Liabilities
February 28, 2026

See notes to financial statements.
Victory Portfolios IV
(Amount in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Short Term Income
Fund
Assets:
Investments, at value (Cost $1,095,511) $ 1,093,566
Repurchase agreements, at value (Cost $4,000) 4,000
Cash 2,448
Due from broker for futures contracts 3,531
Receivables:
Dividends and interest 6,696
Capital shares issued 1,613
Investments sold 23,768
From Adviser 102
Variation margin on open futures contracts 522
Prepaid expenses 73
Total Assets 1,136,319
Liabilities:
Payables:
Distributions 393
Investments purchased 33,691
Capital shares redeemed 2,392
TBA sales commitments, at value 22,820
Accrued expenses and other payables:
Investment advisory fees 298
Administration fees 38
Custodian fees 5
Transfer agent fees —(a)
Sub-Transfer agent fees 200
Trustees' fees 8
Shareholder servicing fees 10
12b-1 fees 16
Other accrued expenses 138
Total Liabilities 60,009
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,138,016
Total accumulated earnings (loss) (61,706)
Net Assets $ 1,076,310
Net Assets:
Class A $ 206,396
Class C 16,749
Class R6 6,118
Class Y 847,047
Total $ 1,076,310
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 23,364
Class C 1,893
Class R6 689
Class Y 95,763
Total 121,709
Net asset value, offering and redemption price per share:(b)
Class A $ 8.83
Class C(c) 8.85
Class R6 8.88
Class Y 8.85
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended February 28, 2026

See notes to financial statements.
Victory Portfolios IV
(Amount in Thousands)
(Unaudited)
Victory Pioneer
Short Term Income
Fund
Investment Income:
Dividends $ 128
Interest 32,299
Foreign tax withholding (174)
Total Income 32,253
Expenses:
Investment advisory fees 2,015
Administration fees 253
Sub-Administration fees 1
12b-1 fees — Class A 203
12b-1 fees — Class C 41
Custodian fees 6
Transfer agent fees — Class A 6
Transfer agent fees — Class C 1
Transfer agent fees — Class R6 — (a)
Transfer agent fees — Class Y 22
Sub-Transfer agent fees — Class A 51
Sub-Transfer agent fees — Class C 4
Sub-Transfer agent fees — Class Y 469
Trustees' fees 22
Legal and audit fees 79
State registration and filing fees 63
Other expenses 24
Recoupment of prior expenses waived/reimbursed by Adviser — (a)
Total Expenses 3,260
Less fees paid indirectly (5)
Expenses waived/reimbursed by Adviser (292)
Net Expenses 2,963
Net Investment Income (Loss) 29,290
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,461)
Net realized gains (losses) from futures contracts (821)
Net change in unrealized appreciation/depreciation on investment securities (10,707)
Net change in unrealized appreciation/depreciation on futures contracts 242
Net realized/unrealized gains (losses) on investments (12,747)
Change in net assets resulting from operations $ 16,543
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Short Term Income
Fund
Six Months
Ended
February 28,
2026 (Unaudited)
Year
Ended
August 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 29,290 $ 63,177
Net realized gains (losses) (2,282) (568)
Net change in unrealized appreciation/depreciation (10,465) 3,752
Change in net assets resulting from operations 16,543 66,361
Distributions to Shareholders:
Class A (4,983) (8,873)
Class C (375) (428)
Class C2 — (364)
Class R6 (242) (1,081)
Class Y (24,305) (52,743)
Change in net assets resulting from distributions to shareholders (29,905) (63,489)
Change in net assets resulting from capital transactions (182,874) 306,467
Change in net assets (196,236) 309,339
Net Assets:
Beginning of period 1,272,546 963,207
End of period $ 1,076,310 $ 1,272,546
* Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Short Term Income
Fund
Six Months
Ended
February 28,
2026 (Unaudited)
Year
Ended
August 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 50,081 $ 134,676
Distributions reinvested 4,887 8,565
Cost of shares redeemed (44,580) (83,458)
Total Class A $ 10,388 $ 59,783
Class C
Proceeds from shares issued $ 1,458 $ 6,370
Distributions reinvested 348 427
Cost of shares redeemed (1,639) (18,749)
Total Class C $ 167 $ (11,952)
Class C2
Proceeds from shares issued $ — $ 18,547
Distributions reinvested — 296
Cost of shares redeemed — (3,522)
Total Class C2 $ — $ 15,320
Class R6
Proceeds from shares issued $ 831 $ 6,817
Distributions reinvested 241 1,044
Cost of shares redeemed (12,720) (14,194)
Total Class R6 $ (11,648) $ (6,333)
Class Y
Proceeds from shares issued $ 242,275 $ 782,780
Distributions reinvested 22,254 47,485
Cost of shares redeemed (446,310) (580,615)
Total Class Y $ (181,781) $ 249,650
Change in net assets resulting from capital transactions $ (182,874) $ 306,467
Share Transactions:
Class A
Issued 5,654 15,141
Reinvested 553 964
Redeemed (5,039) (9,399)
Total Class A 1,168 6,706
Class C
Issued 165 714
Reinvested 39 48
Redeemed (185) (2,106)
Total Class C 19 (1,344)
Class C2
Issued — 2,081
Reinvested — 33
Redeemed — (395)
Total Class C2 — 1,719
Class R6
Issued 93 764
Reinvested 27 117
Redeemed (1,429) (1,591)
Total Class R6 (1,309) (710)
Class Y
Issued 27,330 87,950
Reinvested 2,514 5,334
Redeemed (50,372) (65,267)
Total Class Y (20,528) 28,017
Change in Shares (20,650) 34,388
* Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Pioneer Short Term Income Fund
Class A*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $8.93 $8.91 $8.71 $8.85 $9.39 $9.21
Investment Activities:
Net investment income (loss)(a) 0.21 0.45 0.46 0.39 0.18 0.19
Net realized and unrealized gains (losses) (0.09) 0.01 0.22 (0.12) (0.52) 0.20
Total from Investment Activities 0.12 0.46 0.68 0.27 (0.34) 0.39
Distributions to Shareholders from:
Net investment income (0.22) (0.44) (0.48) (0.41) (0.20) (0.21)
Total Distributions (0.22) (0.44) (0.48) (0.41) (0.20) (0.21)
Net Asset Value, End of Period $8.83 $8.93 $8.91 $8.71 $8.85 $9.39
Total Return(b)(c) 1.32% 5.35% 8.03% 3.17% (3.65)% 4.25%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.67%(f) 0.71% 0.83% 0.83% 0.83% 0.81%
Net Investment Income (Loss)(d) 4.78% 5.02% 5.30% 4.46% 1.97% 1.98%
Gross Expenses(d)(e) 0.68%(f) 0.71% 0.93% 0.97% 0.97% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $206,396 $198,172 $137,942 $96,545 $124,028 $144,818
Portfolio Turnover(b)(g) 19% 31% 40% 54% 68% 43%
* Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Short Term Income Fund
Class C*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $8.94 $8.92 $8.74 $8.88 $9.42 $9.24
Investment Activities:
Net investment income (loss)(a) 0.20 0.41 0.45 0.38 0.16 0.17
Net realized and unrealized gains (losses) (0.09) 0.04 0.20 (0.12) (0.51) 0.20
Total from Investment Activities 0.11 0.45 0.65 0.26 (0.35) 0.37
Distributions to Shareholders from:
Net investment income (0.20) (0.43) (0.47) (0.40) (0.19) (0.19)
Total Distributions (0.20) (0.43) (0.47) (0.40) (0.19) (0.19)
Net Asset Value, End of Period $8.85 $8.94 $8.92 $8.74 $8.88 $9.42
Total Return(b)(c) 1.29% 5.15% 7.62% 3.01% (3.80)% 4.04%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.97%(f) 0.99% 0.99% 0.97% 1.00% 1.01%
Net Investment Income (Loss)(d) 4.49% 4.66% 5.15% 4.33% 1.78% 1.78%
Gross Expenses(d)(e) 0.97%(f) 0.99% 0.99% 1.03% 1.01% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $16,749 $16,757 $1,379 $1,189 $1,228 $1,855
Portfolio Turnover(b)(g) 19% 31% 40% 54% 68% 43%
* Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory Pioneer Short Term Income Fund
Class R6*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $8.98 $8.96 $8.77 $8.91 $9.45 $9.27
Investment Activities:
Net investment income (loss)(a) 0.22 0.48 0.50 0.45 0.22 0.22
Net realized and unrealized gains (losses) (0.09) 0.02 0.20 (0.14) (0.52) 0.20
Total from Investment Activities 0.13 0.50 0.70 0.31 (0.30) 0.42
Distributions to Shareholders from:
Net investment income (0.23) (0.48) (0.51) (0.45) (0.24) (0.24)
Total Distributions (0.23) (0.48) (0.51) (0.45) (0.24) (0.24)
Net Asset Value, End of Period $8.88 $8.98 $8.96 $8.77 $8.91 $9.45
Total Return(b)(c) 1.46% 5.73% 8.30% 3.56% (3.26)% 4.62%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.42%(f) 0.42% 0.46% 0.45% 0.46% 0.46%
Net Investment Income (Loss)(d) 5.07% 5.32% 5.68% 5.13% 2.36% 2.36%
Gross Expenses(d)(e) 0.42%(f) 0.42% 0.46% 0.50% 0.49% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $6,118 $17,935 $24,266 $23,424 $1,001 $661
Portfolio Turnover(b)(g) 19% 31% 40% 54% 68% 43%
* Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Short Term Income Fund
Class Y*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $8.94 $8.92 $8.73 $8.87 $9.41 $9.23
Investment Activities:
Net investment income (loss)(a) 0.22 0.47 0.50 0.43 0.21 0.22
Net realized and unrealized gains (losses) (0.08) 0.02 0.20 (0.13) (0.52) 0.20
Total from Investment Activities 0.14 0.49 0.70 0.30 (0.31) 0.42
Distributions to Shareholders from:
Net investment income (0.23) (0.47) (0.51) (0.44) (0.23) (0.24)
Total Distributions (0.23) (0.47) (0.51) (0.44) (0.23) (0.24)
Net Asset Value, End of Period $8.85 $8.94 $8.92 $8.73 $8.87 $9.41
Total Return(b)(c) 1.44% 5.68% 8.30% 3.55% (3.29)% 4.63%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.46%(f) 0.46% 0.46% 0.46% 0.46% 0.46%
Net Investment Income (Loss)(d) 5.03% 5.27% 5.68% 4.87% 2.34% 2.33%
Gross Expenses(d)(e) 0.52%(f) 0.53% 0.55% 0.59% 0.57% 0.60%
Supplemental Data:
Net Assets at end of period (000's) $847,047 $1,039,682 $787,627 $284,372 $270,281 $274,235
Portfolio Turnover(b)(g) 19% 31% 40% 54% 68% 43%
* Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 28, 2026
Victory Portfolios IV
32
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Short Term Income Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, Class C2, Class K, and Class Y shares in exchange for the Fund’s Class
A, Class C, Class C, Class R6, and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the
“Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6, and
Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization.
Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The
Fund’s investment objective is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Short Term Income Fund Short Term Income Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
33
(Unaudited)
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
Repurchase agreements are valued at cost, which approximates market value.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Options are generally valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Short Term Income Fund
Asset-Backed Securities ......................................... $ — $ 321,763 $ 625 $ 322,388
Collateralized Loan Obligations ................................... — 106,205 — 106,205
Collateralized Mortgage Obligations ................................ — 135,616 70 135,686
Senior Secured Loans ........................................... — 3,988 — 3,988
Corporate Bonds .............................................. — 270,044 23 270,067
Insurance-Linked Securities ...................................... — 578 238 816
Yankee Dollars ............................................... — 122,771 — 122,771
U.S. Government Agency Mortgages ................................ — 56,333 — 56,333
U.S. Treasury Obligations ........................................ — 41,423 — 41,423
Commercial Paper ............................................. — 33,889 — 33,889
Repurchase Agreements ......................................... — 4,000 — 4,000
Total ....................................................... $ — $ 1,096,610 $ 956 $ 1,097,566
Liabilities:
TBA Sales Commitments ........................................ $ — $ (22,820) $ — $ (22,820)
Total ....................................................... $ — $ (22,820) $ — $ (22,820)
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 864 — — 864
Liabilities:
Futures Contracts .............................................. (172) — — (172)
Total ....................................................... $ 692 $ — $ — $ 692
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
34
(Unaudited)
For the six months ended February 28, 2026, the Fund had transfers into/out of Level 3 that were under 0.50% of net assets.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended February 28, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At
February 28, 2026, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
35
(Unaudited)
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
TBAs:
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the
Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated
TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of February 28, 2026, no collateral was pledged or paid by the Fund.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
36
(Unaudited)
in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended February 28, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 28, 2026 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended February 28, 2026 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of August 31.
For the six months ended February 28, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Assets* Liabilities*
Interest Rate Risk Exposure: 864,000 (172,000)
Short Term Income Fund ................................................................ $ 864 $ 172
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Interest Rate Risk Exposure: (821,000) 242,000
Short Term Income Fund ............................................................ $ (821) $ 242

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
37
(Unaudited)
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended February 28, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 28, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended February 28, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Fund Administration and
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to each
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short Term Income Fund .......................................... $ 195,291 $ 324,089 $ 18,561 $ 49,355
Short Term Income Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Adviser Fee Tier Rates
Up to $1 billion Over $1 billion
Short Term Income Fund ................................................................................................................................ 0.35%, plus 0.30%, plus
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Short Term Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
38
(Unaudited)
Amounts incurred for the six months ended February 28, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 6, 2026, BNY Mellon served as sub - administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended February 28, 2026 are reflected within the Sub-Administration fees on the Statement of Operations
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended February 28, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended February 28, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.20% and 0.50%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended February 28, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A and Class C. For the six months ended
February 28, 2026, the Distributor did not receive any commissions.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
6, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended February 28, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of February 28, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Short Term Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83% 0.99% 0.46% 0.46%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
39
(Unaudited)
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2026.
For the six months ended February 28, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
(a)     Rounds to less than $1 thousand.
As of February 28, 2026, the following amounts in the table below represent the fiscal year-end in which the 24-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended February 28, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Interest Rate Risk  — The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down. Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.
Credit Risk — If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. The values of lower-quality debt securities tend to be particularly sensitive to these changes. Changes in actual or perceived creditworthiness may occur quickly. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. The Fund also could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Insurance-Linked Securities ("ILS") Risk:
The Fund could lose a portion or all of the principal it has invested in an insurance-linked security, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-
linked securities that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance).
Amount
Short Term Income Fund ............................................................................... $ —(a)
August 31,
2027
August 31,
2028 Total
Short Term Income Fund ........................................................... $ 337 $ 292 $ 629

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
40
(Unaudited)
Insurance-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-
linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked securities carry significant risk. In addition to the specified trigger events, insurance-linked securities may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Certain insurance-linked securities may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September
1, 2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January
28, 2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured
Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of
Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended February 28, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended February 28, 2026.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended August 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within
Short-Term
Amount
Long-Term
Amount Total
Short Term Income Fund ................................................ $ (25,606) $ (29,985) $ (55,591)

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
41
(Unaudited)
the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
2341-0425

February 28, 2026
Semi-Annual: Full Financials
Victory Pioneer Active Credit Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
16
Notes to Financial Statements (Form N-CSR Item 7) 19

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios IV
Victory Pioneer Active Credit Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (5.1%)
ABS Auto (2.4%):
American Credit Acceptance Receivables Trust , Series 2025-4 , Class D , 5 .25% , 9/12/31 ,
Callable 8/12/29 @ 100 (a) ............................................ $ 100 $ 102
FHF Issuer Trust , Series 2024-3A , Class D , 6 .01% , 12/15/31 , Callable 2/15/28 @ 100 (a) .... 110 105
Merchants Fleet Funding LLC , Series 2025-1A , Class D , 5 .76% , 1/20/39 , Callable 7/20/29 @
100 (a) ........................................................... 150 152
Prestige Auto Receivables Trust , Series 1A , Class E , 3 .47% , 3/15/29 , Callable 8/15/26 @
100 (a) ........................................................... 200 197
Research-Driven Pagaya Motor Asset Trust , Series 2025-3A , Class A2 , 5 .15% , 2/27/34 ,
Callable 6/25/27 @ 100 (a) ............................................ 160 161
Veros Auto Receivables Trust ..............................................
Series 1 , Class C , 7 .57% , 12/15/28 , Callable 7/15/27 @ 100 (a) .................. 210 216
Series 2024-1 , Class B , 6 .60% , 6/15/28 , Callable 7/15/27 @ 100 (a) ............... 200 202
1,135
ABS Home (0.2%):
Vista Point Securitization Trust , Series 2024-CES3 , Class A2 , 5 .99% , 1/25/55 , Callable
12/25/27 @ 100 (a) (b) ................................................ 100 102
ABS Other (2.5%):
ACHM Mortgage Trust , Series 2025-HE3 , Class A , 5 .20% , 11/25/55 , Callable 1/25/30 @
100 (a) (b) ......................................................... 117 119
Angel Oak Mortgage Trust , Series 2025-HB2 , Class A1 , 5 .27% ( SOFR30A + 160 bps ) , 12/25/55 ,
Callable 11/25/28 @ 100 (a) (c) ......................................... 101 102
Ascent Career Funding Trust , Series 1A , Class A , 6 .77% , 10/25/32 (a) ................. 41 42
BHG Securitization Trust .................................................
Series 2022-C , Class E , 9 .73% , 10/17/35 , Callable 12/17/28 @ 100 (a) ............. 100 108
Series 2023-B , Class B , 7 .45% , 12/17/36 , Callable 3/17/29 @ 100 (a) .............. 69 73
BRAVO Residential Funding Trust , Series 2025-HE1 , Class A1 , 5 .02% ( SOFR30A + 135 bps ) ,
9/25/72 , Callable 9/25/28 @ 100 (a) (c) .................................... 193 193
FIGRE Trust , Series 2025-HE6 , Class A , 5 .04% , 9/25/55 , Callable 3/25/31 @ 100 (a) (b) .... 115 116
LMRE Trust , Series 2025-SFR1 , Class D , 5 .35% , 12/17/42 (a) (b) (d) ................... 230 227
RCKTL , Series 2025-2A , Class D , 5 .25% , 11/27/34 , Callable 11/25/28 @ 100 (a) ......... 130 131
Tricon Residential Trust , Series 2025-SFR1 , Class D , 5 .66% ( TSFR1M + 200 bps ) , 3/17/42 (a) (c)
(d) ............................................................. 100 100
1,211
Total Asset-Backed Securities (Cost $2,431)
a
a
a
2,448
Collateralized Loan Obligations (4.1%)
Cash Flow CLO (4.1%):
ACREC LLC , Series FL3 , Class A , 4 .97% ( TSFR1M + 131 bps ) , 8/18/42 , Callable 1/18/27 @
100 (a) (c) ......................................................... 200 200
Arbor Realty Collateralized Loan Obligation Ltd. , Series 2025-BTR1 , Class B , 6 .86%
( TSFR1M + 319 bps ) , 1/20/41 , Callable 5/20/27 @ 100 (a) (c) ..................... 160 161
Arbor Realty Commercial Real Estate Notes Ltd. , Series FL4 , Class A , 5 .12%
( TSFR1M + 146 bps ) , 11/15/36 , Callable 3/15/26 @ 100 (a) (c) .................... 97 98
AREIT Ltd. ...........................................................
Series 2025-CRE11 , Class A , 5 .21% ( TSFR1M + 155 bps ) , 7/25/43 , Callable 7/18/28 @
100 (a) (c) (d) ....................................................... 150 150
Series CRE10 , Class A , 5 .05% ( TSFR1M + 139 bps ) , 12/17/29 , Callable 7/17/27 @
100 (a) (c) ......................................................... 330 331
BDS LLC , Series FL14 , Class A , 4 .95% ( TSFR1M + 128 bps ) , 10/17/42 , Callable 9/21/27 @
100 (a) (c) (d) ....................................................... 100 100
BSPRT Issuer Ltd. , Series 2022-FL8 , Class C , 5 .96% ( SOFR30A + 230 bps ) , 2/15/37 , Callable
3/15/26 @ 100 (a) (c) ................................................. 110 110
FS Rialto Issuer LLC , Series 2025-FL10 , Class A , 5 .05% ( TSFR1M + 139 bps ) , 8/19/42 ,
Callable 8/19/27 @ 100 (a) (c) (d) ........................................ 120 120
LoanCore Issuer LLC ....................................................
Series 2025-CRE9 , Class A , 5 .11% ( TSFR1M + 145 bps ) , 8/18/42 , Callable 5/15/28 @
100 (a) (c) ......................................................... 130 130
Series CRE8 , Class A , 5 .04% ( TSFR1M + 139 bps ) , 8/17/42 , Callable 8/17/27 @
100 (a) (c) (d) ....................................................... 100 100

Victory Portfolios IV
Victory Pioneer Active Credit Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
MF1 LLC , Series FL15 , Class A , 5 .35% ( TSFR1M + 169 bps ) , 8/18/41 , Callable 7/18/26 @
100 (a) (c) ......................................................... $ 168 $ 169
MF1 Ltd. .............................................................
Series FL7 , Class A , 4 .86% ( TSFR1M + 119 bps ) , 10/16/36 , Callable 3/16/26 @ 100 (a) (c) 38 38
Series FL7 , Class AS , 5 .23% ( TSFR1M + 156 bps ) , 10/16/36 , Callable 3/16/26 @ 100 (a) (c) 101 101
PFP Ltd. , Series 2026-13 , Class AS , 5 .32% ( TSFR1M + 165 bps ) , 8/18/43 , Callable 7/18/28 @
100 (a) (c) ......................................................... 120 120
TRTX Issuer Ltd. , Series FL5 , Class A , 5 .31% ( TSFR1M + 165 bps ) , 2/15/39 , Callable 3/15/26
@ 100 (a) (c) ....................................................... 51 51
1,979
Total Collateralized Loan Obligations (Cost $1,973)
a
a
a
1,979
Collateralized Mortgage Obligations (15.3%)
Commercial MBS (2.3%):
BWAY Mortgage Trust , Series 2013-1515 , Class B , 3 .47% , 3/10/33 , Callable 3/10/26 @ 100 (a) 110 104
BX Commercial Mortgage Trust , Series SLCT , Class E , 7 .05% ( TSFR1M + 339 bps ) , 1/15/42 (a)
(c) (d) ........................................................... 390 392
PRM Trust , Series 2025-PRM6 , Class E , 6 .58% , 7/5/33 (a) (b) (d) ..................... 100 101
SMRT , Series 2022-MINI , Class E , 6 .36% ( TSFR1M + 270 bps ) , 1/15/39 (a) (c) (d) .......... 100 100
Velocity Commercial Capital Loan Trust ......................................
Series 1 , Class A , 6 .03% , 2/25/55 , Callable 12/25/32 @ 100 (a) (b) ................ 118 121
Series 2024-6 , Class A , 5 .81% , 12/25/54 , Callable 7/25/29 @ 100 (a) (b) ............ 106 107
VRTX Trust , Series 2025-HQ , Class B , 5 .49% , 8/5/42 (a) (b) (d) ...................... 100 102
Wells Fargo Commercial Mortgage Trust , Series 2026-1250B , Class C , 5 .59% , 3/10/41 (a) (b) (d) 100 100
1,127
Private CMO Floating (7.5%):
Bellemeade Re Ltd. , Series 2025-1 , Class M1B , 6 .17% ( SOFR30A + 250 bps ) , 10/25/35 ,
Callable 8/25/28 @ 100 (a) (c) .......................................... 150 151
Connecticut Avenue Securities Trust .........................................
Series 2020-R01 , Class 1B1 , 7 .03% ( SOFR30A + 336 bps ) , 1/25/40 , Callable 1/25/27 @
100 (a) (c) ......................................................... 150 153
Series 2022-R05 , Class 2B2 , 10 .67% ( SOFR30A + 700 bps ) , 4/25/42 , Callable 4/25/27 @
100 (a) (c) ......................................................... 200 213
Series 2022-R09 , Class 2B1 , 10 .42% ( SOFR30A + 675 bps ) , 9/25/42 , Callable 9/25/27 @
100 (a) (c) ......................................................... 230 249
Series 2025-R06 , Class 1A1 , 4 .57% ( SOFR30A + 90 bps ) , 9/25/45 , Callable 9/25/30 @
100 (a) (c) ......................................................... 82 82
Series 2025-R06 , Class 1M1 , 4 .62% ( SOFR30A + 95 bps ) , 9/25/45 , Callable 9/25/30 @
100 (a) (c) ......................................................... 81 81
Series R01 , Class 1B2 , 7 .67% ( SOFR30A + 400 bps ) , 1/25/44 , Callable 1/25/29 @
100 (a) (c) ......................................................... 180 190
Series R01 , Class 1M1 , 4 .77% ( SOFR30A + 110 bps ) , 1/25/45 , Callable 1/25/30 @
100 (a) (c) ......................................................... 76 76
Series R02 , Class 2B2 , 11 .32% ( SOFR30A + 765 bps ) , 1/25/42 , Callable 1/25/27 @
100 (a) (c) ......................................................... 200 210
Series R03 , Class 2M1 , 4 .82% ( SOFR30A + 115 bps ) , 3/25/44 , Callable 3/25/29 @
100 (a) (c) ......................................................... 225 225
Federal Home Loan Mortgage Corporation .....................................
Series 2019-FTR1 , Class B2 , 12 .13% ( SOFR30A + 846 bps ) , 1/25/48 , Callable 5/25/29 @
100 (a) (c) ......................................................... 170 203
Series 2019-FTR3 , Class B2 , 8 .61% ( SOFR30A + 491 bps ) , 9/25/47 , Callable 12/25/29 @
100 (a) (c) ......................................................... 240 262
Series 2021-DNA5 , Class B2 , 9 .17% ( SOFR30A + 550 bps ) , 1/25/34 (a) (c) ........... 140 170
Series 2021-MN1 , Class B1 , 11 .42% ( SOFR30A + 775 bps ) , 1/25/51 (a) (c) ........... 50 55
Series 2023-HQA2 , Class M1B , 7 .02% ( SOFR30A + 335 bps ) , 6/25/43 , Callable 6/25/28
@ 100 (a) (c) ....................................................... 200 206
Series 2025-HQA1 , Class M2 , 5 .32% ( SOFR30A + 165 bps ) , 2/25/45 (a) (c) ........... 50 50
Series HQA1 , Class B2 , 8 .67% ( SOFR30A + 500 bps ) , 8/25/33 (a) (c) ............... 175 207
Series HQA2 , Class B2 , 9 .12% ( SOFR30A + 545 bps ) , 12/25/33 (a) (c) .............. 175 212

Victory Portfolios IV
Victory Pioneer Active Credit Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Federal Home Loan Mortgage Corporation REMICS .............................
Series 2025-DNA4 , Class A1 , 4 .57% ( SOFR30A + 90 bps ) , 10/25/45 , Callable 10/25/30 @
100 (a) (c) ......................................................... $ 124 $ 124
Series 2025-DNA4 , Class M1 , 4 .77% ( SOFR30A + 110 bps ) , 10/25/45 , Callable 10/25/30
@ 100 (a) (c) ....................................................... 252 253
Series HQA1 , Class A1 , 4 .62% ( SOFR30A + 95 bps ) , 2/25/45 , Callable 2/25/30 @
100 (a) (c) ......................................................... 108 108
Home RE Ltd. , Series 2026-1 , Class M2 , 6 .87% ( SOFR30A + 320 bps ) , 1/25/36 , Callable
7/25/29 @ 100 (a) (c) ................................................. 150 152
3,632
Private CMO Other (5.5%):
A&D Mortgage Trust , Series 2024-NQM3 , Class M1 , 6 .88% , 7/25/69 , Callable 6/25/27 @
100 (a) (b) ......................................................... 130 132
BRAVO Residential Funding Trust , Series 2024-NQM5 , Class B2 , 8 .09% , 6/25/64 , Callable
7/25/27 @ 100 (a) (b) ................................................. 180 184
COLT Mortgage Loan Trust , Series 2024-5 , Class B1 , 7 .30% , 8/25/69 , Callable 9/25/27 @
100 (a) (b) ......................................................... 140 143
Federal Home Loan Mortgage Corporation .....................................
Series 2019-1 , Class M , 4 .75% , 7/25/58 , Callable 9/25/45 @ 100 (a) (b) ............. 219 217
Series 2019-2 , Class M , 4 .75% , 8/25/58 , Callable 7/25/51 @ 100 (a) (b) ............. 262 258
Imperial Fund Mortgage Trust , Series 2022-NQM5 , Class B1 , 6 .25% , 8/25/67 , Callable 3/25/26
@ 100 (a) (b) ....................................................... 110 110
LHOME Mortgage Trust ..................................................
Series 2024-RTL1 , Class A1 , 7 .02% , 1/25/29 , Callable 8/25/26 @ 100 (a) (b) (d) ....... 170 170
Series 2024-RTL3 , Class A1 , 6 .90% , 5/25/29 , Callable 12/25/26 @ 100 (a) (b) (d) ...... 210 211
MFRA Trust , Series 2024-NQM3 , Class B1 , 7 .61% , 12/25/69 , Callable 12/25/27 @ 100 (a) (b) 180 184
Morgan Stanley Residential Mortgage Loan Trust , Series 2023-NQM1 , Class B2 , 7 .33% ,
9/25/68 , Callable 10/25/26 @ 100 (a) (b) ................................... 240 240
PRKCM Trust , Series 2023-AFC4 , Class M1 , 7 .94% , 11/25/58 , Callable 10/25/26 @ 100 (a) (b) 180 182
PRPM Trust , Series 2025-NQM1 , Class B1 , 7 .78% , 11/25/69 , Callable 2/25/28 @ 100 (a) (b) . 120 123
Verus Securitization Trust .................................................
Series 2023-8 , Class B1 , 8 .07% , 12/25/68 , Callable 12/25/26 @ 100 (a) (b) .......... 330 335
Series 2024-3 , Class M1 , 6 .89% , 4/25/69 , Callable 4/25/27 @ 100 (a) (b) ............ 160 162
2,651
Total Collateralized Mortgage Obligations (Cost $7,324)
a
a
a
7,410
Shares
Preferred Stocks (1.0%)
Financials (0.8%):
Bank of America Corp. , Series LL , 5 .00% (e) ................................... 3,991 85
Capital One Financial Corp. , Series L , 4 .38% (e) ................................. 1,048 18
JPMorgan Chase & Co. , Series MM , 4 .20% (e) .................................. 5,554 103
KeyCorp , Series G , 5 .63% (e) .............................................. 1,865 41
Morgan Stanley , Series O , 4 .25% (e) .......................................... 4,484 81
State Street Corp. , Series G , 5 .35% (e) ........................................ 672 16
U.S. Bancorp , Series L , 3 .75% (e) ........................................... 1,130 18
Wells Fargo & Co. , Series DD , 4 .25% (e) ...................................... 2,308 41
403
Information Technology (0.2%):
Oracle Corp. , Series D , 6 .50% , 1/15/29 ....................................... 1,600 74
Total Preferred Stocks (Cost $474)
a
a
a

Victory Portfolios IV
Victory Pioneer Active Credit Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Convertible Corporate Bonds (1.3%)
Financials (1.3%):
Wells Fargo Bank NA
11 .86% , 3/5/26 ..................................................... $ 2 $ 108
14 .81% , 12/11/26 ................................................... 1 255
10 .14% , 2/24/27 .................................................... 1 277
640
Total Convertible Corporate Bonds (Cost $690)
a
a
a
640
Senior Secured Loans (1.6%)
Communication Services (0.3%):
Windstream Services LLC, 2025 Term Loan, First Lien , 7 .67% ( SOFR01M + 400 bps ) ,
9/25/32 (c) ........................................................ 166 166
Consumer Discretionary (0.8%):
River Rock Entertainment Authority, Term Loan , 12 .67% ( SOFR01M + 900 bps ) , 11/24/31 (c) . 400 392
Health Care (0.5%):
1261229 BC Ltd., Initial Term Loans, First Lien , 9 .92% ( SOFR01M + 625 bps ) , 10/8/30 (c) ... 234 229
Total Senior Secured Loans (Cost $782)
a
a
a
787
Corporate Bonds (30.4%)
Communication Services (2.4%):
Alphabet, Inc. , 5 .50% , 2/15/46 , Callable 8/15/45 @ 100 ........................... 225 229
CSC Holdings LLC , 11 .75% , 1/31/29 , Callable 3/14/26 @ 105.88 (a) .................. 200 143
Level 3 Financing, Inc. , 6 .88% , 6/30/33 , Callable 6/30/28 @ 103.44 (a) ................. 34 35
Meta Platforms, Inc.
5 .63% , 11/15/55 , Callable 5/15/55 @ 100 .................................. 115 113
5 .75% , 11/15/65 , Callable 5/15/65 @ 100 .................................. 190 185
Omnicom Group, Inc. , 5 .00% , 6/2/33 , Callable 4/2/33 @ 100 ....................... 260 260
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
8 .63% , 6/15/32 , Callable 6/15/28 @ 104.31 (a) .............................. 90 91
8 .63% , 6/15/32 , Callable 6/15/28 @ 104.31 (a) .............................. 105 106
1,162
Consumer Discretionary (1.4%):
General Motors Financial Co., Inc. , 5 .90% , 1/7/35 , Callable 10/7/34 @ 100 ............. 440 463
Petco Health & Wellness Co., Inc. , 8 .25% , 2/1/31 , Callable 2/1/28 @ 104.13 (a) .......... 30 29
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 8 .45% , 7/27/30 , Callable 5/27/30 @ 100 (a) 200 204
696
Consumer Staples (2.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5 .50% , 3/31/31 , Callable 11/15/27 @ 102.75 (a) ............................. 60 60
5 .75% , 3/31/34 , Callable 11/15/28 @ 102.88 (a) ............................. 155 154
Darling Global Finance BV , 4 .50% , 7/15/32 , Callable 7/15/28 @ 102.25 (a) .............. 105 127
PepsiCo, Inc. , 4 .15% , 2/11/47 , Callable 8/11/46 @ 100 ............................ 520 623
Sysco Corp. , 4 .40% , 7/25/31 , Callable 6/25/31 @ 100 ............................. 170 171
1,135
Energy (4.2%):
Apa Corp. , 6 .75% , 2/15/55 , Callable 8/15/54 @ 100 .............................. 451 461
Columbia Pipelines Holding Co. LLC , 5 .00% , 11/17/32 , Callable 9/17/32 @ 100 (a) ....... 235 240
Enerflex, Inc. , 6 .88% , 1/15/31 , Callable 1/15/28 @ 103.44 (a) ........................ 70 73
Energy Transfer LP
7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (c) (e) ...................... 172 178
5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 55 56
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .00% , 4/15/30 , Callable 4/3/26 @ 103 (a) ................................. 90 89
6 .25% , 4/15/32 , Callable 5/15/27 @ 103.13 (a) .............................. 179 174
7 .25% , 2/15/35 , Callable 2/15/30 @ 103.63 (a) .............................. 45 45
Summit Midstream Holdings LLC , 8 .63% , 10/31/29 , Callable 7/31/26 @ 104.31 (a) ........ 220 230

Victory Portfolios IV
Victory Pioneer Active Credit Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Venture Global Plaquemines Lng LLC
6 .13% , 12/15/30 , Callable 9/15/30 @ 100 (a) ............................... $ 100 $ 104
6 .50% , 1/15/34 , Callable 7/15/33 @ 100 (a) ................................ 75 79
6 .75% , 1/15/36 , Callable 7/15/35 @ 100 (a) ................................ 140 149
Wildfire Intermediate Holdings LLC , 7 .50% , 10/15/29 , Callable 10/15/26 @ 103.75 (a) ..... 132 135
2,013
Financials (10.5%):
Ally Financial, Inc. , 6 .18% ( SOFR + 229 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (c) ......... 160 165
Citadel Securities Global Holdings LLC , 6 .20% , 6/18/35 , Callable 3/18/35 @ 100 (a) ....... 260 275
Citigroup Global Markets Holdings, Inc. , 16 .34% , 2/22/27 (a) ....................... 3 240
Citigroup, Inc.
6 .63% ( H15T5Y + 300 bps ) , Callable 2/15/31 @ 100 (c) (e) ...................... 355 367
6 .88% ( H15T5Y + 289 bps ) , Callable 8/15/30 @ 100 (c) (e) ...................... 105 108
6 .02% ( SOFR + 183 bps ) , 1/24/36 , Callable 1/24/35 @ 100 (c) .................... 202 212
Citizens Financial Group, Inc. , 5 .30% ( H15T5Y + 145 bps ) , 1/29/36 , Callable 1/29/31 @ 100 (c) 15 15
CNO Financial Group, Inc. , 6 .45% , 6/15/34 , Callable 3/15/34 @ 100 .................. 233 243
European Bank for Reconstruction & Development , 2/2/32 , MTN (f) (g) ................ 3,565 365
Ford Motor Credit Co. LLC
3 .63% , 6/17/31 , Callable 3/17/31 @ 100 .................................. 429 400
5 .87% , 10/31/35 , Callable 7/31/35 @ 100 ................................. 400 401
Freedom Mortgage Holdings LLC
9 .13% , 5/15/31 , Callable 5/15/27 @ 104.56 (a) .............................. 120 124
8 .38% , 4/1/32 , Callable 4/1/28 @ 104.19 (a) ................................ 25 25
Hyundai Capital America
5 .30% , 1/8/30 , Callable 12/8/29 @ 100 (a) ................................. 290 302
4 .50% , 9/18/30 , Callable 8/18/30 @ 100 (a) ................................ 70 71
ION Platform Finance US, Inc./ION Platform Finance SARL , 9 .00% , 8/1/29 , Callable 8/1/26
@ 104.5 (a) ....................................................... 305 283
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 154 158
Jefferies Financial Group, Inc.
6 .20% , 4/14/34 , Callable 1/14/34 @ 100 .................................. 275 288
5 .50% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 60 59
MetLife, Inc. , 5 .85% ( H15T5Y + 182 bps ) , 3/15/56 , Callable 3/15/36 @ 100 (c) ............ 110 109
Mizuho Markets Cayman LP , 17 .40% , 3/9/27 ................................... 1 236
Old National Bancorp , 5 .77% ( TSFR3M + 220 bps ) , 2/15/36 , Callable 2/15/31 @ 100 (c) ..... 25 25
Onemain Finance Corp. , 6 .50% , 3/15/33 , Callable 9/15/28 @ 103.25 .................. 200 198
Rga Global Funding , 5 .00% , 8/25/32 (a) ....................................... 105 107
Royal Bank of Canada , 2/26/27 (g) ........................................... 1 290
5,066
Health Care (0.5%):
Thermo Fisher Scientific, Inc. , 4 .55% , 6/15/33 , Callable 4/15/33 @ 100 ................ 85 86
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 5/15/26 @ 104.88 (a) .......... 154 154
240
Industrials (0.9%):
Goat Holdco LLC , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ...................... 75 77
United Airlines Holdings, Inc.
4 .88% , 3/1/29 , Callable 12/1/28 @ 100 ................................... 315 317
5 .38% , 3/1/31 , Callable 9/1/30 @ 100 .................................... 30 31
425
Information Technology (2.2%):
Foundry JV Holdco LLC
6 .10% , 1/25/36 , Callable 10/24/35 @ 100 (a) ............................... 200 214
6 .30% , 1/25/39 , Callable 10/25/38 @ 100 (a) ............................... 200 216
MKS, Inc. , 4 .25% , 2/15/34 , Callable 2/15/29 @ 102.13 (a) .......................... 270 319
Oracle Corp.
5 .95% , 9/26/55 , Callable 3/26/55 @ 100 .................................. 151 133
6 .70% , 2/4/56 , Callable 8/4/55 @ 100 .................................... 115 112
6 .85% , 2/4/66 , Callable 8/4/65 @ 100 .................................... 65 62
1,056
Materials (3.4%):
Arclin US Holding , 9 .75% , 3/1/33 (h) ......................................... 880 880

Victory Portfolios IV
Victory Pioneer Active Credit Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ball Corp. , 4 .25% , 7/1/32 , Callable 4/1/32 @ 100 ................................ $ 130 $ 158
Celanese US Holdings LLC
7 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 165 177
7 .38% , 2/15/34 , Callable 2/15/29 @ 103.69 ................................ 250 257
Novelis Corp. , 6 .38% , 8/15/33 , Callable 8/15/28 @ 103.19 (a) ....................... 190 192
1,664
Real Estate (0.3%):
Highwoods Realty LP , 5 .35% , 1/15/33 , Callable 11/15/32 @ 100 ..................... 35 35
RHP Hotel Properties LP/RHP Finance Corp. , 5 .75% , 3/15/34 , Callable 3/15/29 @ 102.88 (a) 50 50
Vornado Realty LP , 5 .75% , 2/1/33 , Callable 12/1/32 @ 100 ......................... 35 36
121
Sovereign Bond (1.1%):
Ivory Coast Government International Bond , 4 .88% , 1/30/32 (a) ...................... 228 264
Mexico Government International Bond , 5 .13% , 5/4/37 , Callable 2/4/37 @ 100 .......... 217 261
525
Utilities (1.2%):
American Electric Power Co., Inc.
5 .80% ( H15T5Y + 213 bps ) , 3/15/56 , Callable 12/15/30 @ 100 (c) ................. 135 136
6 .05% ( H15T5Y + 194 bps ) , 3/15/56 , Callable 12/15/35 @ 100 (c) ................. 155 156
Spire, Inc. , 6 .45% ( H15T5Y + 233 bps ) , 6/1/56 , Callable 3/1/36 @ 100 (c) ................ 65 66
Talen Energy Supply LLC
6 .25% , 2/1/34 , Callable 10/15/28 @ 103.13 (a) .............................. 90 92
6 .50% , 2/1/36 , Callable 10/15/30 @ 103.25 (a) .............................. 90 92
Wec Energy Group, Inc. , 5 .62% ( H15T5Y + 191 bps ) , 5/15/56 , Callable 2/15/31 @ 100 (c) .... 35 35
577
Total Corporate Bonds (Cost $14,452)
a
a
a
14,680
Insurance-Linked Securities (0.0%)
Reinsurance Sidecars (0.0%):
Multiperil - Worldwide - (0.0%):
Viribus Re 2018 , 12/31/26 (h) (i) ............................................. 250 —
Viribus Re 2019 , 12/31/26 (h) (i) ............................................. 106 —
—
Total Insurance-Linked Securities (Cost $4)
a
a
a
—
Yankee Dollars (38.7%)
Communication Services (0.9%):
Total Play Telecomunicaciones SA de CV , 11 .13% , 12/31/32 , Callable 7/1/28 @ 105 (a) ..... 435 414
Consumer Discretionary (0.7%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp. , 5 .75% , 1/15/33 , Callable 12/15/28
@ 102.88 (a) ...................................................... 140 139
Wynn Macau Ltd. , 6 .75% , 2/15/34 , Callable 8/15/28 @ 103.38 (a) .................... 200 203
342
Consumer Staples (0.9%):
Grupo Nutresa SA , 9 .00% , 5/12/35 , Callable 2/12/35 @ 100 (a) ...................... 400 459
Energy (2.6%):
AKER BP ASA , 5 .25% , 10/30/35 , Callable 7/30/35 @ 100 (a) ....................... 415 414
Borr IHC Ltd./Borr Finance LLC , 10 .38% , 11/15/30 , Callable 11/15/26 @ 105.19 (a) ....... 181 188
International Petroleum Corp. , 7 .50% , 10/10/30 , Callable 10/10/28 @ 103 .............. 350 354
Saudi Arabian Oil Co. , 6 .38% , 6/2/55 , Callable 12/2/54 @ 100 (a) .................... 230 243
South Bow Canadian Infrastructure Holdings Ltd. , 7 .50% ( H15T5Y + 367 bps ) , 3/1/55 , Callable
12/1/34 @ 100 (c) ................................................... 55 58
Transocean International Ltd. , 8 .75% , 2/15/30 , Callable 4/3/26 @ 104.38 (a) ............. 6 6
1,263

Victory Portfolios IV
Victory Pioneer Active Credit Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (24.5%):
Abra Global Finance , 14 .00% , 10/22/29 , Callable 10/22/26 @ 106.5 (a) (j) ............... $ 282 $ 293
African Development Bank , 5 .88% ( H15T5Y + 165 bps ) , Callable 5/7/35 @ 100 (c) (e) ....... 452 454
Allianz Se , 6 .55% ( H15T5Y + 232 bps ) , Callable 10/30/33 @ 100 (a) (c) (e) ............... 400 415
Asg Finance Designated Activity Co. , 9 .75% , 5/15/29 , Callable 5/15/26 @ 104.88 (a) ...... 200 188
Avolon Holdings Funding Ltd.
5 .15% , 1/15/30 , Callable 12/15/29 @ 100 (a) ............................... 152 156
4 .70% , 1/30/31 , Callable 12/30/30 @ 100 (a) ............................... 75 75
Baldwin Re Ltd. , 7 .29% ( BRMMUSDF + 375 bps ) , 7/9/29 , Callable 7/7/26 @ 104.5 (a) (c) .... 250 256
Blue Ridge Re Ltd. , 7 .02% ( FHMMUSTF + 350 bps ) , 1/8/29 , Callable 1/8/27 @ 103 (a) (c) .... 250 252
BNP Paribas Issuance BV , 17 .02% , 6/18/26 (a) .................................. 2 162
BNP Paribas SA
6 .87% ( H15T5Y + 285 bps ) , Callable 12/15/33 @ 100 (a) (c) (e) .................... 200 201
7 .45% ( H15T5Y + 313 bps ) , Callable 6/27/35 @ 100 (a) (c) (e) .................... 200 211
5 .79% ( SOFR + 162 bps ) , 1/13/33 , Callable 1/13/32 @ 100 (a) (c) .................. 215 228
Bonanza RE Ltd. , 9 .02% ( MSMMUSTF + 550 bps ) , 12/19/27 (a) (c) .................... 250 253
Bridge Street Re Ltd. , 7 .55% ( JMMMUSTF + 400 bps ) , 1/7/28 , Callable 4/3/26 @ 102.75 (a) (c) 250 252
Credit Agricole SA , 5 .26% ( SOFR + 143 bps ) , 1/12/37 , Callable 1/12/36 @ 100 (a) (c) ....... 370 374
Deutsche Bank AG , 4 .47% ( SOFR + 110 bps ) , 12/10/31 , Callable 12/10/30 @ 100 (c) ........ 150 151
Foundation Re IV Ltd. , 7 .17% ( T-BILL 3MO + 350 bps ) , 1/7/30 , Callable 1/1/27 @ 102.5 (a) (c) 250 252
Four Lakes Re Ltd. , 9 .04% ( BRMMUSDF + 550 bps ) , 1/7/28 , Callable 12/31/26 @ 102 (a) (c) . 250 257
Fuchsia London Bridge 2 PCC Ltd. , 8 .67% ( FRMMUSTI + 514 bps ) , 4/6/28 , Callable 4/3/26 @
104 (a) (c) ......................................................... 250 257
Galileo Re Ltd. , 6 .80% ( JMMMUSTF + 325 bps ) , 1/8/30 , Callable 1/8/27 @ 103 (a) (c) ...... 250 249
Global Aircraft Leasing Co. Ltd. , 8 .75% , 9/1/27 , Callable 4/3/26 @ 104.38 (a) ............ 158 163
Goldman Sachs International , 10 .60% , 3/18/26 .................................. 2 191
Herbie Re Ltd. , 10 .80% ( JMMMUSTF + 725 bps ) , 1/8/29 , Callable 12/31/27 @ 102 (a) (c) .... 250 253
HSBC Bank PLC , 7/9/26 (g) ............................................... 13 179
HSBC Holdings PLC , 6 .95% ( H15T5Y + 264 bps ) , Callable 8/27/31 @ 100 (c) (e) .......... 285 298
ING Groep NV , 7 .00% ( USISSO05 + 359 bps ) , Callable 11/16/32 @ 100 (c) (e) ............ 200 208
JPMorgan Structured Products BV
3/2/26 (g) ......................................................... 2 180
4/16/26 (g) ........................................................ 0 184
2/22/27 (g) ........................................................ 1 280
Kilimanjaro II Re Ltd.
7 .54% ( GSMMUSTI + 400 bps ) , 7/8/30 , Callable 7/8/26 @ 106 (a) (c) ............... 250 258
10 .04% ( GSMMUSTI + 650 bps ) , 7/8/30 , Callable 7/8/26 @ 107 (a) (c) .............. 250 259
Lightning Re , 14 .54% ( T-BILL 3MO + 1100 bps ) , 3/31/26 (a) (c) ....................... 250 252
Macquarie Bank Ltd. , 5 .64% ( H15T1Y + 145 bps ) , 8/13/36 , Callable 8/13/35 @ 100 (a) (c) .... 200 206
Meiji Yasuda Life Insurance Co. , 6 .10% ( H15T5Y + 291 bps ) , 6/11/55 , Callable 6/11/35 @
100 (a) (c) ......................................................... 543 562
Merna Reinsurance II Ltd. , 14 .01% ( GSMMUSTI + 1047 bps ) , 7/7/26 (a) (c) .............. 250 257
Merrill Lynch BV
13 .63% , 4/7/26 .................................................... 1 96
16 .49% , 4/10/26 .................................................... 2 126
Mizuho Markets Cayman LP
12 .54% , 10/20/26 ................................................... 5 188
15 .64% , 12/11/26 ................................................... 2 254
Nippon Life Insurance Co. , 6 .50% ( H15T5Y + 319 bps ) , 4/30/55 , Callable 4/30/35 @ 100 (a) (c) 228 245
Societe Generale SA , 5 .44% ( SOFR + 173 bps ) , 10/3/36 , Callable 10/3/35 @ 100 (a) (c) ...... 250 253
Sumitomo Life Insurance Co. , 5 .87% ( H15T5Y + 265 bps ) , 9/10/55 , Callable 9/10/35 @
100 (a) (c) ......................................................... 564 572
Sumitomo Mitsui Financial Group, Inc. , 5 .33% ( H15T5Y + 130 bps ) , 3/3/41 , Callable 3/3/36 @
100 (c) ........................................................... 290 291
The Bank of Nova Scotia , 4 .81% ( SOFR + 105 bps ) , 2/2/34 , Callable 2/2/33 @ 100 (c) ....... 155 157
The Dai-ichi Life Insurance Co. Ltd. , 6 .20% ( H15T5Y + 252 bps ) , Callable 1/16/35 @
100 (a) (c) (e) ....................................................... 510 531
The Toronto Dominion Bank
10 .68% , 3/13/26 .................................................... 2 169
39 .23% , 11/25/26 ................................................... 5 76
UBS Group AG , 7 .00% ( USISSO05 + 330 bps ) , Callable 2/5/35 @ 100 (a) (c) (e) ........... 227 230
11,854

Victory Portfolios IV
Victory Pioneer Active Credit Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Viribus Re 2018 .............................................
12/22/2017
$ 4
Viribus Re 2019 .............................................
3/25/2019
$ —
Security Description
Principal Amount
(000)
a
Value
(000)
Industrials (2.5%):
Avianca Midco 2 PLC
9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) .............................. $ 200 $ 202
9 .50% , 1/28/31 , Callable 1/28/28 @ 104.75 (a) .............................. 200 202
Danaos Corp. , 6 .88% , 10/15/32 , Callable 10/15/28 @ 103.44 (a) ...................... 150 155
Element Fleet Management Corp.
5 .04% , 3/25/30 , Callable 2/25/30 @ 100 (a) ................................ 210 215
4 .64% , 11/24/30 , Callable 10/24/30 @ 100 (a) ............................... 80 81
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) ......... 345 354
1,209
Materials (1.4%):
Corp. Nacional del Cobre de Chile , 6 .30% , 9/8/53 , Callable 3/8/53 @ 100 (a) ............ 445 468
First Quantum Minerals Ltd. , 6 .38% , 2/15/36 , Callable 2/15/31 @ 103.19 (a) ............. 200 200
668
Sovereign Bond (5.2%):
Brazilian Government International Bond , 6 .25% , 5/22/36 .......................... 570 574
Chile Government International Bond , 3 .88% , 4/14/36 , Callable 1/14/36 @ 100 .......... 255 304
Colombia Government International Bond , 6 .13% , 1/21/31 , Callable 12/21/30 @ 100 ...... 200 200
Dominican Republic International Bond , 5 .88% , 10/28/35 , Callable 7/28/35 @ 100 (a) ...... 190 190
Indonesia Government International Bond , 4 .46% , 3/4/38 , Callable 12/4/37 @ 100 ........ 550 653
Mexico Government International Bond , 6 .13% , 2/9/38 , Callable 11/9/37 @ 100 .......... 200 203
Saudi Government International Bond , 4 .88% , 1/12/36 (a) .......................... 400 402
2,526
Total Yankee Dollars (Cost $18,422)
a
a
a
18,735
U.S. Treasury Obligations (1.6%)
U.S. Treasury Bills , 2 .90% , 3/10/26 (f) ........................................ 750 749
Total U.S. Treasury Obligations (Cost $749)
a
a
a
749
Total Investments (Cost $47,301) — 99.1% 47,905
Other assets in excess of liabilities —  0.9% 445
NET ASSETS - 100.00% $ 48,350
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$30,266 (thousands) and amounted to 62.6% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2026.
(c) Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2026.
(d) Security is interest only.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Rate represents the effective yield at February 28, 2026.
(g) Zero-coupon bond.
(h) Security was fair valued based upon procedures approved by the Board of Trustees and represents 1.8% of net assets as of February 28, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(i) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2026 (amounts in thousands):
(j) Up to 8.00% of the coupon may be PIK.
Security Name Acquisition Date Cost
Viribus Re 2018 ............................................. 12/22/2017 $ 4
Viribus Re 2019 ............................................. 3/25/2019 $ —

Victory Portfolios IV
Victory Pioneer Active Credit Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of February 28, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of February 28, 2026.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of February 28, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of February 28, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of February 28, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of February 28, 2026.
Forward Currency Contracts
At February 28, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
Korean Won 215,000 U.S. Dollar 146 State Street 3/26/26 $ 3
Total Net Forward Currency Contracts $3
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ....... 36 6/30/26 $ 7,520 $ 7,534 $ 14
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 9 6/18/26 $ 1,018 $ 1,025 $ (7)
10-Year U.S. Ultra Futures ............ 77 6/18/26 8,918 8,988 (70)
30-Year U.S. Treasury Bond Futures ..... 9 6/18/26 1,056 1,066 (10)
5-Year U.S. Treasury Note Futures ....... 47 6/30/26 5,153 5,177 (24)
Ultra Long Term U.S. Treasury Bond Futures 18 6/18/26 2,167 2,189 (22)
$ (133)
Total unrealized appreciation $ 14
Total unrealized depreciation (133)
Total net unrealized appreciation (depreciation) $ (119)
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 45 ........................... 5.00% 12/20/30 Quarterly $ 11,573 $ (892) $ (857) $ (36)
$ (892) $ (857) $ (36)

Victory Portfolios IV
Victory Pioneer Active Credit Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Statement of Assets and Liabilities
February 28, 2026
12
See notes to financial statements.
Victory Portfolios IV
(Amount in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Active Credit Fund
Assets:
Investments, at value (Cost $47,301) $ 47,905
Cash 1,784
Due from broker for futures contracts 479
Due from broker for swap agreements 1,534
Receivables:
Dividends and interest 467
Capital shares issued 15
Investments sold 133
From Adviser 17
Prepaid expenses 17
Total Assets 52,351
Liabilities:
Payables:
Distributions 9
Foreign currency, at value (Cost $603) 605
Investments purchased 3,079
Capital shares redeemed 76
Variation margin on open futures contracts 69
Variation margin payable on open swap agreements 49
Accrued expenses and other payables:
Investment advisory fees 21
Administration fees 2
Custodian fees 1
Transfer agent fees —(a)
Sub-Transfer agent fees 8
Trustees' fees 1
Shareholder servicing fees —(a)
12b-1 fees 1
Other accrued expenses 80
Total Liabilities 4,001
Commitments and contingencies (Note 5 )
Net Assets:
Capital 117,894
Total accumulated earnings (loss) (69,544)
Net Assets $ 48,350
Net Assets:
Class A $ 14,230
Class C 745
Class Y 33,375
Total $ 48,350
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,693
Class C 89
Class Y 3,953
Total 5,735
Net asset value, offering and redemption price per share:(b)
Class A $ 8.40
Class C(c) 8.34
Class Y 8.44
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 8.59
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended February 28, 2026
13
See notes to financial statements.
Victory Portfolios IV
(Amount in Thousands)
(Unaudited)
Victory Pioneer
Active Credit Fund
Investment Income:
Dividends $ 31
Interest 1,432
Foreign tax withholding (1)
Total Income 1,462
Expenses:
Investment advisory fees 105
Administration fees 9
Sub-Administration fees 1
12b-1 fees — Class A 17
12b-1 fees — Class C 4
Custodian fees — (a)
Transfer agent fees — Class A 2
Transfer agent fees — Class C — (a)
Transfer agent fees — Class Y 1
Sub-Transfer agent fees — Class A 8
Sub-Transfer agent fees — Class C — (a)
Sub-Transfer agent fees — Class Y 12
Trustees' fees 2
Legal and audit fees 37
State registration and filing fees 15
Other expenses 16
Total Expenses 229
Less fees paid indirectly — (a)
Expenses waived/reimbursed by Adviser (80)
Net Expenses 149
Net Investment Income (Loss) 1,313
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 406
Net realized gains (losses) from forward foreign currency exchange contracts (15)
Net realized gains (losses) from futures contracts (252)
Net realized gains (losses) from swap agreements (429)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 131
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts 3
Net change in unrealized appreciation/depreciation on futures contracts (82)
Net change in unrealized appreciation/depreciation on swap agreements 265
Net realized/unrealized gains (losses) on investments 27
Change in net assets resulting from operations $ 1,340
(a) Rounds to less than $1 thousand.

14
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Active Credit Fund
Six Months
Ended
February 28,
2026 (Unaudited)
Year
Ended
August 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,313 $ 2,072
Net realized gains (losses) (290) (461)
Net change in unrealized appreciation/depreciation 317 690
Change in net assets resulting from operations 1,340 2,301
Distributions to Shareholders:
Class A (381) (842)
Class C (17) (53)
Class Y (791) (1,047)
Change in net assets resulting from distributions to shareholders (1,189) (1,942)
Change in net assets resulting from capital transactions 16,778 (2,804)
Change in net assets 16,929 (2,445)
Net Assets:
Beginning of period 31,421 33,866
End of period $ 48,350 $ 31,421
* Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and
Class Y shares of the Fund, respectively.

15
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Active Credit Fund
Six Months
Ended
February 28,
2026 (Unaudited)
Year
Ended
August 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 762 $ 1,318
Distributions reinvested 360 784
Cost of shares redeemed (990) (3,677)
Total Class A $ 132 $ (1,575)
Class C
Proceeds from shares issued $ 157 $ 114
Distributions reinvested 14 52
Cost of shares redeemed (135) (817)
Total Class C $ 36 $ (651)
Class Y
Proceeds from shares issued $ 29,758 $ 5,433
Distributions reinvested 777 1,028
Cost of shares redeemed (13,925) (7,039)
Total Class Y $ 16,610 $ (578)
Change in net assets resulting from capital transactions $ 16,778 $ (2,804)
Share Transactions:
Class A
Issued 90 159
Reinvested 43 95
Redeemed (118) (445)
Total Class A 15 (191)
Class C
Issued 19 14
Reinvested 2 6
Redeemed (17) (99)
Total Class C 4 (79)
Class Y
Issued 3,534 653
Reinvested 92 124
Redeemed (1,652) (849)
Total Class Y 1,974 (72)
Change in Shares 1,993 342
* Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and
Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Pioneer Active Credit Fund
Class A*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021**
Net Asset Value, Beginning of Period $8.38 $8.28 $7.82 $7.97 $9.22 $8.78
Investment Activities:
Net investment income (loss)(a) 0.25 0.51 0.51 0.49 0.45 0.46
Net realized and unrealized gains (losses) —(b) 0.07 0.43 (0.19) (1.31) 0.44
Total from Investment Activities 0.25 0.58 0.94 0.30 (0.86) 0.90
Distributions to Shareholders from:
Net investment income (0.23) (0.48) (0.48) (0.45) (0.39) (0.30)
Return of capital — — — — — (0.16)
Total Distributions (0.23) (0.48) (0.48) (0.45) (0.39) (0.46)
Net Asset Value, End of Period $8.40 $8.38 $8.28 $7.82 $7.97 $9.22
Total Return(c)(d) 2.99% 7.22% 12.41% 3.87%(e) (9.54)% 10.45%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.90%(h) 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(f) 5.96% 6.19% 6.43% 6.33% 5.20% 5.05%
Gross Expenses(f)(g) 1.30%(h) 1.69% 1.53% 1.53% 1.30% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $14,230 $14,051 $15,460 $16,042 $18,769 $23,369
Portfolio Turnover(c)(i) 36% 142% 46% 33% 33% 83%
* Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A,
Class C, and Class Y shares of the Fund, respectively.
** The Fund acquired the assets and liabilities of Pioneer Corporate High Yield Fund (the “Predecessor Fund”) on September 25, 2020 (the
“Reorganization”). As a result of the Reorganization, the Predecessor Fund’s performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to September 25, 2020 have been adjusted to reflect the exchange ratio used to align the net asset values of the Predecessor Fund with those of the Fund.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) For the year ended August 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than
0.005%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Active Credit Fund
Class C*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021**
Net Asset Value, Beginning of Period $8.31 $8.21 $7.76 $7.92 $9.17 $8.73
Investment Activities:
Net investment income (loss)(a) 0.22 0.44 0.45 0.43 0.37 0.39
Net realized and unrealized gains (losses) —(b) 0.07 0.42 (0.21) (1.30) 0.44
Total from Investment Activities 0.22 0.51 0.87 0.22 (0.93) 0.83
Distributions to Shareholders from:
Net investment income (0.19) (0.41) (0.42) (0.38) (0.32) (0.24)
Return of capital — — — — — (0.15)
Total Distributions (0.19) (0.41) (0.42) (0.38) (0.32) (0.39)
Net Asset Value, End of Period $8.34 $8.31 $8.21 $7.76 $7.92 $9.17
Total Return(c)(d) 2.61% 6.43% 11.49% 2.95%(e) (10.30)% 9.64%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.65%(h) 1.65% 1.65% 1.65% 1.65% 1.65%
Net Investment Income (Loss)(f) 5.24% 5.40% 5.68% 5.58% 4.29% 4.35%
Gross Expenses(f)(g) 2.05%(h) 2.48% 2.30% 2.27% 2.06% 2.14%
Supplemental Data:
Net Assets at end of period (000's) $745 $707 $1,350 $1,961 $3,061 $6,940
Portfolio Turnover(c)(i) 36% 142% 46% 33% 33% 83%
* Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A,
Class C, and Class Y shares of the Fund, respectively.
** The Fund acquired the assets and liabilities of Pioneer Corporate High Yield Fund (the “Predecessor Fund”) on September 25, 2020 (the
“Reorganization”). As a result of the Reorganization, the Predecessor Fund’s performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to September 25, 2020 have been adjusted to reflect the exchange ratio used to align the net asset values of the Predecessor Fund with those of the Fund.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) For the year ended August 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C's total return was less than
0.005%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Pioneer Active Credit Fund
Class Y*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021**
Net Asset Value, Beginning of Period $8.42 $8.32 $7.86 $8.01 $9.27 $8.82
Investment Activities:
Net investment income (loss)(a) 0.27 0.54 0.54 0.52 0.48 0.49
Net realized and unrealized gains (losses) (0.01)(b) 0.07 0.42 (0.20) (1.32) 0.45
Total from Investment Activities 0.26 0.61 0.96 0.32 (0.84) 0.94
Distributions to Shareholders from:
Net investment income (0.24) (0.51) (0.50) (0.47) (0.42) (0.33)
Return of capital — — — — — (0.16)
Total Distributions (0.24) (0.51) (0.50) (0.47) (0.42) (0.49)
Net Asset Value, End of Period $8.44 $8.42 $8.32 $7.86 $8.01 $9.27
Total Return(c)(d) 3.15% 7.53% 12.71% 4.19%(e) (9.31)% 10.80%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.60%(h) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(f) 6.38% 6.48% 6.73% 6.64% 5.47% 5.40%
Gross Expenses(f)(g) 0.97%(h) 1.50% 1.31% 1.29% 1.11% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $33,375 $16,663 $17,056 $22,241 $28,139 $40,111
Portfolio Turnover(c)(i) 36% 142% 46% 33% 33% 83%
* Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A,
Class C, and Class Y shares of the Fund, respectively.
** The Fund acquired the assets and liabilities of Pioneer Corporate High Yield Fund (the “Predecessor Fund”) on September 25, 2020 (the
“Reorganization”). As a result of the Reorganization, the Predecessor Fund’s performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to September 25, 2020 have been adjusted to reflect the exchange ratio used to align the net asset values of the Predecessor Fund with those of the Fund.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) For the year ended August 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than
0.005%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 28, 2026
Victory Portfolios IV
19
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on June 6, 2025, is the successor to Pioneer Active Credit Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, and Class Y shares in exchange for the Fund’s Class A, Class C, and
Class Y shares, respectively, on June 6, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on May 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek total return, including high current income.
Effective June 6, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Active Credit Fund Active Credit Fund Class A, Class C, and Class Y

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
20
(Unaudited)
a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the mean between the current bid and ask prices. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.  To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures.
These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of February 28, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Active Credit Fund
Asset-Backed Securities ......................................... $ — $ 2,448 $ — $ 2,448
Collateralized Loan Obligations ................................... — 1,979 — 1,979
Collateralized Mortgage Obligations ................................ — 7,410 — 7,410
Preferred Stocks ............................................... 477 — — 477
Convertible Corporate Bonds ..................................... — 640 — 640
Senior Secured Loans ........................................... — 787 — 787
Corporate Bonds .............................................. — 13,800 880 14,680
Insurance-Linked Securities ...................................... — — —(a) —(a)
Yankee Dollars ............................................... — 18,735 — 18,735
U.S. Treasury Obligations ........................................ — 749 — 749
Total ....................................................... $ 477 $ 46,548 $ 880 $ 47,905
Other Financial Investments:*
Assets:
Forward Currency Contracts ...................................... — 3 — 3
Futures Contracts .............................................. 14 — — 14
Liabilities:
Credit Default Swap Agreement s ................................... — (36) — (36)
Futures Contracts .............................................. (133) — — (133)
Total ....................................................... $ (119) $ (33) $ — $ (152)

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
21
(Unaudited)
For the six months ended February 28, 2026, the Fund had transfers into/out of Level 3 that were under 0.50% of net assets.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Equity-Linked Notes:
Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange traded funds (the “underlying reference instrument”). In an equity-linked note, the Fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, the Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Fund must rely on the creditworthiness of the issuer for its investment returns.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value securities.
*
Futures Contracts, Forward Foreign Currency Exchange Contracts, and Credit Default Swap Agreements are presented at the unrealized appreciation
(depreciation) on the investment.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
22
(Unaudited)
as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of February
28, 2026, the Fund had an open forward foreign exchange currency contracts.
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
23
(Unaudited)
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended February 28, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Credit Derivatives:
The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional
Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.
The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of periodend for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Fund is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for swaps contracts. The Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 28, 2026 (amounts in thousands):
Assets Liabilities
Futures
contracts*
Forward
Currency
Contracts
Futures
contracts*
Swap
agreements*
Credit Risk Exposure: – – – (36,000)
Active Credit Fund .......................................... $ – $ – $ – $ 36
Interest Rate Risk Exposure: 14,000 – (133,000) –
Active Credit Fund .......................................... 14 – 133 –
Foreign Exchange Rate Risk Exposure: 3,000

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
24
(Unaudited)
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended February 28, 2026 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
Assets Liabilities
Futures
contracts*
Forward
Currency
Contracts
Futures
contracts*
Swap
agreements*
Active Credit Fund .......................................... – 3 – –
Net realized gains
(losses) from
futures contracts
Net Realized Gains
(Losses) from Swap
Agreements
Net Realized Gains
(Losses) from
Forward Currency
Contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Swap Agreements
Net Change
in Unrealized
Appreciation/
Depreciation from
Forward Currency
Contracts
Credit Risk
Exposure: – (429,000) – – 265,000 –
Active Credit Fund $ – $ (429) $ – $ – $ 265 $ –
Interest Rate Risk
Exposure: (252,000) – – (82,000) – –
Active Credit Fund $ (252) $ – $ – $ (82) $ – $ –
Foreign Exchange
Rate Risk
Exposure:
Active Credit Fund $ – $ – $ (15) $ – $ – $ 3

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
25
(Unaudited)
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of August 31.
For the six months ended February 28, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended February 28, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 28, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Active Credit Fund ............................................... $ 30,372 $ 13,753 $ 355 $ 66
Active Credit Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.8
Adviser Fee Tier Rates
Up to $1 billion Over $1 billion
Active Credit Fund ........................................................................................................................................... 0.50%, plus 0.45%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
26
(Unaudited)
Amounts incurred and paid to VCM for the six months ended February 28, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Fund Administration and
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to each
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended February 28, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 6, 2026, BNY Mellon served as sub - administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended February 28, 2026 are reflected within the Sub-Administration fees on the Statement of Operations
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended February 28, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended February 28, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended February 28, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended February 28, 2026, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
6, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended February 28, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Active Credit Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
27
(Unaudited)
the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of February 28, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2026.
As of February 28, 2026, the following amounts in the table below represent the fiscal year-end in which the 24-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended February 28, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Interest Rate Risk —  The market prices of the Fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down. Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.
Duration Risk —  The Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. The Fund’s average portfolio maturity may be greater than the
Fund’s average portfolio duration, and, accordingly, the Fund may be more sensitive to changes in yield or interest rates. A portfolio with
In effect until April 1, 2028
Class A Class C Class Y
Active Credit Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 1.65% 0.60%
August 31,
2027
August 31,
2028 Total
Active Credit Fund ................................................................ $ 121 $ 80 $ 201

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
28
(Unaudited)
negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates and yields fall. The assumptions that are made about a security’s features and options when calculating duration may prove to be incorrect. Duration is calculated by the Fund’s
Adviser, is not an exact measurement and may not reliably predict the Fund’s or a particular security’s price sensitivity to changes in yield or interest rates. The Fund’s Adviser may not be successful in its efforts to limit sensitivity to interest rate changes.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Insurance-Linked Securities ("ILS") Risk:
The Fund could lose a portion or all of the principal it has invested in an insurance-linked security, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-
linked securities that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance).
Insurance-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-
linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked securities carry significant risk. In addition to the specified trigger events, insurance-linked securities may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Certain insurance-linked securities may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.
7. Borrowing:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September
1, 2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January
28, 2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured
Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of
Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended February 28, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended February 28, 2026.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
29
(Unaudited)
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are declared daily and distributed on the last business day of each month. Distributable net realized gains, if any, are generally declared and paid at least annually.  The Fund may also distribute additional net investment income and net realized gains if necessary for the fund to avoid U.S. federal income or excise tax.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended August 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
Short-Term
Amount
Long-Term
Amount Total
Active Credit Fund ..................................................... $ (28,613) $ (41,462) $ (70,075)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
2341-0226

February 28, 2026
Semi-Annual: Full Financials
Victory Pioneer Disciplined Growth Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 12

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios IV
Victory Pioneer Disciplined Growth Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (100.0%)
Communication Services (16.9%):
Alphabet, Inc. , Class A ................................................... 495,006 $ 154,323
Live Nation Entertainment, Inc. (a) ........................................... 148,965 24,153
Meta Platforms, Inc. , Class A .............................................. 140,586 91,125
Netflix, Inc. (a) ......................................................... 396,218 38,132
Pinterest, Inc. , Class A (a) ................................................. 1,349,741 23,121
Spotify Technology SA (a) ................................................. 61,377 31,606
362,460
Communications Equipment (3.2%):
Arista Networks, Inc. (a) .................................................. 296,982 39,647
Motorola Solutions, Inc. .................................................. 59,275 28,586
68,233
Consumer Discretionary (10.0%):
Airbnb, Inc. , Class A (a) .................................................. 199,216 26,916
Amazon.com, Inc. (a) .................................................... 657,279 138,029
On Holding AG , Class A (a) ................................................ 380,118 17,668
The TJX Cos., Inc. ...................................................... 196,604 31,783
214,396
Consumer Staples (1.4%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 301,666 29,802
Electronic Equipment, Instruments & Components (2.7%):
Keysight Technologies, Inc. (a) ............................................. 186,282 57,250
Energy (1.4%):
Cheniere Energy, Inc. .................................................... 124,916 29,446
Financials (5.8%):
American Express Co. ................................................... 98,366 30,385
The Charles Schwab Corp. ................................................ 294,590 28,045
Toast, Inc. , Class A (a) .................................................... 574,253 15,683
Visa, Inc. , Class A ...................................................... 157,495 50,420
124,533
Health Care (8.3%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 37,498 12,484
Eli Lilly & Co. ......................................................... 95,131 100,077
Intuitive Surgical, Inc. (a) ................................................. 89,532 45,080
Natera, Inc. (a) ......................................................... 103,208 21,471
179,112
Industrials (12.8%):
Copart, Inc. (a) ......................................................... 480,590 18,306
Eaton Corp. PLC ....................................................... 109,116 41,019
Ferguson Enterprises, Inc. ................................................. 161,861 42,207
GE Vernova, Inc. ....................................................... 72,609 63,431
HEICO Corp. .......................................................... 68,812 21,983
Republic Services, Inc. , Class A ............................................ 90,717 20,774
Uber Technologies, Inc. (a) ................................................ 535,608 40,395
United Rentals, Inc. ..................................................... 30,802 25,874
273,989
IT Services (1.3%):
Shopify, Inc. , Class A (a) .................................................. 240,108 28,988
Materials (3.2%):
CRH PLC ............................................................ 307,912 36,943
The Sherwin-Williams Co. ................................................ 87,547 31,744
68,687
Semiconductors & Semiconductor Equipment (16.6%):
Advanced Micro Devices, Inc. (a) ............................................ 288,273 57,715
ASML Holding NV , Registered Shares ........................................ 32,096 46,557
Broadcom, Inc. ........................................................ 247,536 79,100

Victory Portfolios IV
Victory Pioneer Disciplined Growth Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
NVIDIA Corp. ......................................................... 978,190 $ 173,326
356,698
Software (11.5%):
Autodesk, Inc. (a) ....................................................... 121,479 29,868
Microsoft Corp. ........................................................ 197,056 77,392
Oracle Corp. .......................................................... 263,900 38,371
Palo Alto Networks, Inc. (a) ................................................ 215,133 32,037
ServiceNow, Inc. (a) ..................................................... 267,472 28,890
Synopsys, Inc. (a) ....................................................... 96,089 39,781
246,339
Technology Hardware, Storage & Peripherals (4.9%):
Apple, Inc. ........................................................... 300,319 79,338
Pure Storage, Inc. , Class A (a) .............................................. 410,313 26,351
105,689
Total Common Stocks (Cost $1,494,900)
a
a
a
2,145,622
Total Investments (Cost $1,494,900) — 100.0% 2,145,622
Other assets in excess of liabilities —  (0.0)%(b) 111
NET ASSETS - 100.00% $ 2,145,733
At February 28, 2026, the Fund's investments in foreign securities were 9.5% of net assets.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company

Statement of Assets and Liabilities
February 28, 2026
4
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Disciplined Growth
Fund
Assets:
Investments, at value (Cost $1,494,900) $ 2,145,622
Receivables:
Dividends and interest 606
Capital shares issued 903
Investments sold 12,116
Prepaid expenses 56
Total Assets 2,159,303
Liabilities:
Payables:
Payable to custodian 2,982
Investments purchased 5,186
Capital shares redeemed 3,854
Accrued expenses and other payables:
Investment advisory fees 1,074
Administration fees 76
Custodian fees 5
Transfer agent fees — (a)
Sub-Transfer agent fees 81
Trustees' fees 15
Shareholder servicing fees 34
12b-1 fees 183
Other accrued expenses 80
Total Liabilities 13,570
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,411,907
Total accumulated earnings (loss) 733,826
Net Assets $ 2,145,733
Net Assets:
Class A $ 2,042,789
Class C 12,345
Class R6 2,233
Class Y 88,366
Total $ 2,145,733
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 98,823
Class C 936
Class R6 227
Class Y 3,997
Total 103,983
Net asset value, offering and redemption price per share:(b)
Class A $ 20.67
Class C(c) 13.19
Class R6 9.86
Class Y 22.11
Maximum Sales Charge — Class A 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 21.93
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended February 28, 2026
5
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Disciplined Growth
Fund
Investment Income:
Dividends $ 4,218
Interest 5
Foreign tax withholding (19)
Total Income 4,204
Expenses:
Investment advisory fees 7,027
Administration fees 487
Sub-Administration fees 1
12b-1 fees — Class A 2,678
12b-1 fees — Class C 66
Custodian fees 9
Transfer agent fees — Class A 140
Transfer agent fees — Class C 2
Transfer agent fees — Class Y 2
Sub-Transfer agent fees — Class A 111
Sub-Transfer agent fees — Class C 2
Sub-Transfer agent fees — Class Y 51
Trustees' fees 44
Legal and audit fees 62
State registration and filing fees 27
Other expenses 35
Total Expenses 10,744
Less fees paid indirectly (2)
Net Expenses 10,742
Net Investment Income (Loss) (6,538)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 146,445
Net change in unrealized appreciation/depreciation on investment securities (79,607)
Net realized/unrealized gains (losses) on investments 66,838
Change in net assets resulting from operations $ 60,300

6
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Disciplined Growth
Fund
Six Months
Ended
February 28,
2026 (Unaudited)
Year
Ended
August 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (6,538) $ (6,787)
Net realized gains (losses) 146,445 52,444
Net change in unrealized appreciation/depreciation (79,607) 345,208
Change in net assets resulting from operations 60,300 390,865
Distributions to Shareholders:
Class A (93,507) (118,294)
Class C (884) (1,105)
Class R6 — (a) (1)
Class Y (4,503) (6,855)
Change in net assets resulting from distributions to shareholders (98,894) (126,255)
Change in net assets resulting from capital transactions (52,845) (79,355)
Change in net assets (91,439) 185,255
Net Assets:
Beginning of period 2,237,172 2,051,917
End of period $ 2,145,733 $ 2,237,172
* Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) R6 Shares activity is for the period February 9, 2026 (recommencement of operations) to February 28, 2026.

7
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Disciplined Growth
Fund
Six Months
Ended
February 28,
2026 (Unaudited)
Year
Ended
August 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 27,721 $ 32,697
Distributions reinvested 92,557 117,252
Cost of shares redeemed (156,899) (206,890)
Total Class A $ (36,621) $ (56,941)
Class C
Proceeds from shares issued $ 403 $ 1,773
Distributions reinvested 884 1,105
Cost of shares redeemed (1,761) (2,954)
Total Class C $ (474) $ (76)
Class R6
Proceeds from shares issued $ 2,264 (a) $ —
Distributions reinvested — (a) 1
Cost of shares redeemed — (a) (14)
Total Class R6 $ 2,264 $ (13)
Class Y
Proceeds from shares issued $ 20,668 $ 26,526
Distributions reinvested 4,469 6,732
Cost of shares redeemed (43,151) (55,583)
Total Class Y $ (18,014) $ (22,325)
Change in net assets resulting from capital transactions $ (52,845) $ (79,355)
Share Transactions:
Class A
Issued 1,315 1,766
Reinvested 4,349 6,182
Redeemed (7,279) (11,065)
Total Class A (1,615) (3,117)
Class C
Issued 29 145
Reinvested 65 88
Redeemed (126) (248)
Total Class C (32) (15)
Class R6
Issued 227 (a) —
Reinvested — (a) — (b)
Redeemed — (a) (1)
Total Class R6 227 (1)
Class Y
Issued 917 1,357
Reinvested 197 334
Redeemed (1,910) (2,866)
Total Class Y (796) (1,175)
Change in Shares (2,216) (4,307)
* Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) R6 Shares activity is for the period February 9, 2026 (recommencement of operations) to February 28, 2026.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Pioneer Disciplined Growth Fund
Class A*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $21.07 $18.56 $15.42 $13.97 $21.98 $21.71
Investment Activities:
Net investment income (loss)(a) (0.06) (0.06) 0.04 0.05 0.01 (0.01)
Net realized and unrealized gains (losses) 0.62 3.73 3.13 2.32 (2.29) 5.35
Total from Investment Activities 0.56 3.67 3.17 2.37 (2.28) 5.34
Distributions to Shareholders from:
Net investment income — (0.04) (0.03) (0.03) — —(b)
Net realized gains (0.96) (1.12) — (0.89) (5.73) (5.07)
Total Distributions (0.96) (1.16) (0.03) (0.92) (5.73) (5.07)
Net Asset Value, End of Period $20.67 $21.07 $18.56 $15.42 $13.97 $21.98
Total Return(c)(d) 2.52% 20.49% 20.57%(e) 18.18% (14.84)%(f) 30.02%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.95%( i ) 0.97% 0.98% 1.01% 1.00% 1.02%
Net Investment Income (Loss)(g) (0.58)% (0.33)% 0.22% 0.37% 0.07% (0.04)%
Gross Expenses(g)(h) 0.95%( i ) 0.97% 0.98% 1.01% 1.00% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $2,042,789 $2,116,201 $1,922,057 $1,706,046 $1,529,842 $1,937,041
Portfolio Turnover(c)(j) 16% 65% 84% 126% 112% 117%
* Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(f) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been
(14.90)%.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

9
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Disciplined Growth Fund
Class C*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $13.82 $12.60 $10.54 $9.88 $17.28 $18.22
Investment Activities:
Net investment income (loss)(a) (0.10) (0.14) (0.07)(b) (0.04)(b) (0.09)(b) (0.14)(b)
Net realized and unrealized gains (losses) 0.43 2.48 2.13 1.59 (1.58) 4.27
Total from Investment Activities 0.33 2.34 2.06 1.55 (1.67) 4.13
Distributions to Shareholders from:
Net realized gains (0.96) (1.12) — (0.89) (5.73) (5.07)
Total Distributions (0.96) (1.12) — (0.89) (5.73) (5.07)
Net Asset Value, End of Period $13.19 $13.82 $12.60 $10.54 $9.88 $17.28
Total Return(c)(d) 2.17% 19.53% 19.55%(e) 17.28% (15.51)%(f) 28.90%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.75%( i ) 1.77% 1.80% 1.83% 1.81% 1.84%
Net Investment Income (Loss)(g) (1.37)% (1.13)% (0.60)% (0.46)% (0.74)% (0.86)%
Gross Expenses(g)(h) 1.75%( i ) 1.77% 1.80% 1.83% 1.81% 1.84%
Supplemental Data:
Net Assets at end of period (000's) $12,345 $13,374 $12,380 $10,609 $8,968 $11,533
Portfolio Turnover(c)(j) 16% 65% 84% 126% 112% 117%
* Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(f) For the year ended August 31, 2022, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Disciplined Growth Fund
Class Y*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $22.45 $19.68 $16.35 $14.76 $22.90 $22.38
Investment Activities:
Net investment income (loss)(a) (0.05) (0.03) 0.06 0.08 0.03 0.03
Net realized and unrealized gains (losses) 0.67 3.97 3.32 2.46 (2.44) 5.56
Total from Investment Activities 0.62 3.94 3.38 2.54 (2.41) 5.59
Distributions to Shareholders from:
Net investment income — (0.05) (0.05) (0.06) — —(b)
Net realized gains (0.96) (1.12) — (0.89) (5.73) (5.07)
Total Distributions (0.96) (1.17) (0.05) (0.95) (5.73) (5.07)
Net Asset Value, End of Period $22.11 $22.45 $19.68 $16.35 $14.76 $22.90
Total Return(c)(d) 2.63% 20.69% 20.69%(e) 18.45% (14.81)%(f) 30.28%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.78%( i ) 0.81% 0.83% 0.83% 0.84% 0.82%
Net Investment Income (Loss)(g) (0.46)% (0.16)% 0.36% 0.55% 0.19% 0.15%
Gross Expenses(g)(h) 0.78%( i ) 0.81% 0.83% 0.83% 0.84% 0.82%
Supplemental Data:
Net Assets at end of period (000's) $88,366 $107,596 $117,467 $151,839 $67,956 $26,677
Portfolio Turnover(c)(j) 16% 65% 84% 126% 112% 117%
* Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class Y’s total return was less than 0.005%.
(f) For the year ended August 31, 2022, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class Y’s total return was less than 0.005%.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

11
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Disciplined Growth Fund
Class R6*
February
9, 2026 to
February 28,
2026
**
Year
Ended
August 31,
2024
May 31, 2023
to August 31,
2023
***
Net Asset Value, Beginning of Period $10.00 $16.35 $14.95
Investment Activities:
Net investment income (loss)(a) —(b)(c) 0.05 0.03
Net realized and unrealized gains (losses) (0.14) 3.33 1.37
Total from Investment Activities (0.14) 3.38 1.40
Distributions to Shareholders from:
Net investment income — (0.06) —
Total Distributions — (0.06) —
Net Asset Value, End of Period $9.86 $19.67 $16.35
Total Return(d)(e) 2.55% 20.69% 9.37%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.70%(h) 0.91% 0.72%
Net Investment Income (Loss)(f) 0.01% 0.29% 0.72%
Gross Expenses(f)(g) 0.70%(h) 0.91% 0.72%
Supplemental Data:
Net Assets at end of period (000's) $2,233 $13 $11
Portfolio Turnover(d)( i ) 16% 84% 126%
* Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
** During the fiscal year ended August 31, 2025, all outstanding shares were redeemed. On February 9, 2026, the class recommenced operations.
*** Class R6 commenced operations on May 31, 2023.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
( i ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 28, 2026
Victory Portfolios IV
12
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Disciplined Growth Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s Class
A, Class C, Class R6, Class A, and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the
“Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding
Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the
Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek long-term capital growth.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Disciplined Growth Fund Disciplined Growth Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
13
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of February 28, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of August 31.
Level 1 Level 2 Level 3 Total
Disciplined Growth Fund
Common Stocks ............................................... $ 2,145,622 $ — $ — $ 2,145,622
Total ....................................................... $ 2,145,622 $ — $ — $ 2,145,622

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
14
(Unaudited)
For the six months ended February 28, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended February 28, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended February 28, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Fund Administration and
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to each
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Excluding U.S. Government
Securities
Purchases Sales
Disciplined Growth Fund .................................................................... $ 359,133 $ 509,266
Adviser Fee Tier Rates
Up to $1 billion
Over $1 billion - $5
billion Over $5 billion
Disciplined Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%, plus 0.60%, plus 0.55%
Annual Charge
Up to $15
billion
Over $15 billion
- $30 billion
Over $30
billion - $85
billion
Over $85
billion
Disciplined Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
15
(Unaudited)
Amounts incurred for the six months ended February 28, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 6, 2026, BNY Mellon served as sub - administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended February 28, 2026 are reflected within the Sub-Administration fees on the Statement of Operations
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended February 28, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended February 28, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended February 28, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended February 28, 2026, the Distributor received $15 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
6, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended February 28, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of February 28, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Disciplined Growth Fund 0.98% 1.80% 0.91% 0.83%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
16
(Unaudited)
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2026.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments  to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended February 28, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Growth Style Risk — The Fund’s investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows.
Portfolio Selection Risk — The Adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region, market segment or industry, or about an investment strategy, may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.
6. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September
1, 2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January
28, 2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured
Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of
Operations under Line of credit fees.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended February 28, 2026.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
17
(Unaudited)
based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended August 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
2341-0226

February 28, 2026
Semi-Annual: Full Financials
Victory Pioneer Disciplined Value Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 12

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios IV
Victory Pioneer Disciplined Value Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.8%)
Communication Services (6.7%):
Comcast Corp., Class A .................................................. 379,988 $ 11,764
The Walt Disney Co. .................................................... 107,513 11,401
Verizon Communications, Inc. .............................................. 93,321 4,679
Versant Media Group, Inc.(a) .............................................. 15,199 507
28,351
Consumer Discretionary (7.1%):
D.R. Horton, Inc. ....................................................... 31,808 5,102
Ford Motor Co. ........................................................ 404,804 5,704
Lowe's Cos., Inc. ....................................................... 36,393 9,628
NIKE, Inc., Class B ..................................................... 71,658 4,456
The TJX Cos., Inc. ...................................................... 32,564 5,264
30,154
Consumer Staples (6.4%):
Mondelez International, Inc., Class A ......................................... 82,684 5,092
PepsiCo, Inc. .......................................................... 22,759 3,863
Target Corp. .......................................................... 44,693 5,085
The Hershey Co. ....................................................... 23,861 5,638
The Kraft Heinz Co. ..................................................... 148,571 3,656
Unilever PLC, ADR ..................................................... 52,106 3,843
27,177
Energy (10.0%):
ConocoPhillips Co. ..................................................... 102,054 11,579
Coterra Energy, Inc. ..................................................... 225,003 6,883
EQT Corp. ............................................................ 80,999 4,975
Exxon Mobil Corp. ..................................................... 109,195 16,652
Phillips 66 Co. ......................................................... 15,540 2,398
42,487
Financials (22.8%):
American International Group, Inc. .......................................... 87,856 7,072
Bank of America Corp. ................................................... 365,911 18,233
JPMorgan Chase & Co. .................................................. 53,324 16,013
Morgan Stanley ........................................................ 27,519 4,582
Northern Trust Corp. .................................................... 21,953 3,141
Prudential Financial, Inc. ................................................. 14,987 1,474
State Street Corp. ....................................................... 115,716 14,883
T. Rowe Price Group, Inc. ................................................. 20,327 1,924
The Goldman Sachs Group, Inc. ............................................ 9,946 8,549
Truist Financial Corp. .................................................... 93,098 4,591
U.S. Bancorp .......................................................... 178,282 9,745
Wells Fargo & Co. ...................................................... 78,695 6,410
96,617
Health Care (11.9%):
Biogen, Inc.(a) ......................................................... 27,824 5,337
Bristol-Myers Squibb Co. ................................................. 61,400 3,830
Johnson & Johnson ..................................................... 55,374 13,757
Medtronic PLC ........................................................ 56,576 5,525
Sanofi SA, ADR ........................................................ 164,129 7,986
Vertex Pharmaceuticals, Inc.(a) ............................................. 7,324 3,639
Zimmer Biomet Holdings, Inc. ............................................. 102,560 10,096
50,170
Industrials (16.4%):
3M Co. .............................................................. 71,142 11,761
Builders FirstSource, Inc.(a) ............................................... 12,477 1,301
Carrier Global Corp. ..................................................... 77,874 5,015
Caterpillar, Inc. ........................................................ 6,531 4,852
Deere & Co. .......................................................... 7,101 4,472
Fortune Brands Innovations, Inc. ............................................ 64,134 3,485
Honeywell International, Inc. .............................................. 38,526 9,385

Victory Portfolios IV
Victory Pioneer Disciplined Value Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Owens Corning ........................................................ 19,991 $ 2,440
Rockwell Automation, Inc. ................................................ 15,854 6,460
Union Pacific Corp. ..................................................... 36,785 9,747
United Parcel Service, Inc., Class B .......................................... 89,888 10,423
69,341
Information Technology (10.3%):
Accenture PLC, Class A .................................................. 14,912 3,113
Adobe, Inc.(a) ......................................................... 8,717 2,287
Cisco Systems, Inc. ..................................................... 147,276 11,703
HP, Inc. .............................................................. 116,318 2,209
International Business Machines Corp. ........................................ 37,639 9,041
NetApp, Inc. .......................................................... 28,672 2,839
QUALCOMM, Inc. ..................................................... 26,756 3,809
Salesforce, Inc. ........................................................ 18,050 3,516
Texas Instruments, Inc. ................................................... 24,204 5,134
43,651
Materials (3.1%):
CRH PLC ............................................................ 33,236 3,988
LyondellBasell Industries NV, Class A ........................................ 75,935 4,368
PPG Industries, Inc. ..................................................... 39,227 4,835
13,191
Utilities (4.1%):
American Electric Power Co., Inc. ........................................... 69,756 9,335
CMS Energy Corp. ...................................................... 63,925 4,991
Duke Energy Corp. ...................................................... 22,860 2,991
17,317
Total Common Stocks (Cost $340,529)
a
a
a
418,456
Principal Amount
(000)
Corporate Bonds (0.9%)
Consumer Discretionary (0.5%):
BOFA Finance LLC, 2/3/27(b) ............................................. $ 11 2,013
Financials (0.4%):
Citigroup Global Markets Holdings, Inc., 17.78%, 2/8/27(c) ........................ 46 886
HSBC Bank PLC, 3/9/27(b) ............................................... 4 857
1,743
Total Corporate Bonds (Cost $3,949)
a
a
a
3,756
Total Investments (Cost $344,478) — 99.7% 422,212
Other assets in excess of liabilities —  0.3% 1,150
NET ASSETS - 100.00% $ 423,362
At February 28, 2026, the Fund's investments in foreign securities were 5.8% of net assets.
(a) Non-income producing security.
(b) Zero-coupon bond.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$886 (thousands) and amounted to 0.2% of net assets.
ADR
—
American Depositary Receipt
LLC
—
Limited Liability Company
PLC
—
Public Limited Company

Statement of Assets and Liabilities
February 28, 2026
4
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Disciplined Value
Fund
Assets:
Investments, at value (Cost $344,478) $ 422,212
Cash 1,513
Receivables:
Dividends and interest 1,166
Capital shares issued 21
From Adviser 49
Reclaims 28
Prepaid expenses 42
Total Assets 425,031
Liabilities:
Payables:
Investments purchased 866
Capital shares redeemed 419
Accrued expenses and other payables:
Investment advisory fees 137
Administration fees 15
Custodian fees 2
Transfer agent fees — (a)
Sub-Transfer agent fees 72
Trustees' fees 2
Shareholder servicing fees 7
12b-1 fees 25
Other accrued expenses 124
Total Liabilities 1,669
Commitments and contingencies (Note 5 )
Net Assets:
Capital 322,188
Total accumulated earnings (loss) 101,174
Net Assets $ 423,362
Net Assets:
Class A $ 270,248
Class C 7,731
Class R6 4,181
Class Y 141,202
Total $ 423,362
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 15,688
Class C 459
Class R6 239
Class Y 8,091
Total 24,477
Net asset value, offering and redemption price per share:(b)
Class A $ 17.23
Class C(c) 16.83
Class R6 17.46
Class Y 17.45
Maximum Sales Charge — Class A 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 18.28
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended February 28, 2026
5
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Disciplined Value
Fund
Investment Income:
Dividends $ 5,137
Interest 39
Foreign tax withholding (2)
Total Income 5,174
Expenses:
Investment advisory fees 823
Administration fees 89
Sub-Administration fees 1
12b-1 fees — Class A 326
12b-1 fees — Class C 39
Custodian fees 4
Transfer agent fees — Class A 28
Transfer agent fees — Class C 2
Transfer agent fees — Class R6 — (a)
Transfer agent fees — Class Y 3
Sub-Transfer agent fees — Class A 90
Sub-Transfer agent fees — Class C 2
Sub-Transfer agent fees — Class Y 60
Trustees' fees 7
Legal and audit fees 34
State registration and filing fees 26
Other expenses 10
Total Expenses 1,544
Less fees paid indirectly (2)
Expenses waived/reimbursed by Adviser (130)
Net Expenses 1,412
Net Investment Income (Loss) 3,762
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 28,705
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 11,265
Net realized/unrealized gains (losses) on investments 39,970
Change in net assets resulting from operations $ 43,732
(a) Rounds to less than $1 thousand.

6
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Disciplined Value
Fund
Six Months
Ended
February 28,
2026 (Unaudited)
Year
Ended
August 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,762 $ 6,794
Net realized gains (losses) 28,705 8,573
Net change in unrealized appreciation/depreciation 11,265 31,150
Change in net assets resulting from operations 43,732 46,517
Distributions to Shareholders:
Class A (14,785) (11,304)
Class C (397) (336)
Class R — (355)
Class R6 (207) (143)
Class Y (8,326) (5,963)
Change in net assets resulting from distributions to shareholders (23,715) (18,101)
Change in net assets resulting from capital transactions (6,854) (26,575)
Change in net assets 13,163 1,841
Net Assets:
Beginning of period 410,199 408,358
End of period $ 423,362 $ 410,199
* Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization, and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

7
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Disciplined Value
Fund
Six Months
Ended
February 28,
2026 (Unaudited)
Year
Ended
August 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 5,344 $ 17,490
Distributions reinvested 14,294 10,910
Cost of shares redeemed (23,151) (44,152)
Total Class A $ (3,513) $ (15,752)
Class C
Proceeds from shares issued $ 130 $ 574
Distributions reinvested 397 336
Cost of shares redeemed (1,239) (2,625)
Total Class C $ (712) $ (1,715)
Class R
Proceeds from shares issued $ — $ 599
Distributions reinvested — 355
Cost of shares redeemed — (9,141)
Total Class R $ — $ (8,187)
Class R6
Proceeds from shares issued $ 737 $ 629
Distributions reinvested 207 143
Cost of shares redeemed (45) (876)
Total Class R6 $ 899 $ (104)
Class Y
Proceeds from shares issued $ 9,613 $ 34,802
Distributions reinvested 8,215 5,802
Cost of shares redeemed (21,356) (41,421)
Total Class Y $ (3,528) $ (817)
Change in net assets resulting from capital transactions $ (6,854) $ (26,575)
Share Transactions:
Class A
Issued 321 1,148
Reinvested 876 713
Redeemed (1,389) (2,893)
Total Class A (192) (1,032)
Class C
Issued 8 39
Reinvested 25 22
Redeemed (77) (175)
Total Class C (44) (114)
Class R
Issued — 43
Reinvested — 25
Redeemed — (643)
Total Class R — (575)
Class R6
Issued 44 42
Reinvested 13 9
Redeemed (3) (58)
Total Class R6 54 (7)
Class Y
Issued 570 2,282
Reinvested 497 375
Redeemed (1,245) (2,664)
Total Class Y (178) (7)
Change in Shares (360) (1,734)
* Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization, and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Pioneer Disciplined Value Fund
Class A*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $16.45 $15.33 $13.73 $14.13 $18.76 $13.95
Investment Activities:
Net investment income (loss)(a) 0.14 0.25 0.26 0.27 0.27 0.19
Net realized and unrealized gains (losses) 1.59 1.55 1.64 0.89 (1.09) 4.82
Total from Investment Activities 1.73 1.80 1.90 1.16 (0.82) 5.01
Distributions to Shareholders from:
Net investment income (0.35) (0.34) (0.19) (0.27) (0.17) (0.20)
Net realized gains (0.60) (0.34) (0.11) (1.29) (3.64) —
Total Distributions (0.95) (0.68) (0.30) (1.56) (3.81) (0.20)
Net Asset Value, End of Period $17.23 $16.45 $15.33 $13.73 $14.13 $18.76
Total Return(b)(c) 10.94% 12.14%(d) 14.09%(e) 8.78% (5.99)% 36.17%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.79%(h) 0.79% 0.80% 0.80% 0.83% 1.10%
Net Investment Income (Loss)(f) 1.73% 1.60% 1.88% 2.00% 1.68% 1.14%
Gross Expenses(f)(g) 0.82%(h) 0.85% 0.86% 0.89% 0.89% 1.16%
Supplemental Data:
Net Assets at end of period (000's) $270,248 $261,166 $259,300 $264,007 $279,660 $314,169
Portfolio Turnover(b)(i) 25% 86% 111% 143% 116% 114%
* Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization, and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been
12.01%.
(e) For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

9
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Disciplined Value Fund
Class C*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $16.02 $14.94 $13.40 $13.84 $18.46 $13.68
Investment Activities:
Net investment income (loss)(a) 0.08 0.13 0.15 0.16 0.15 0.06
Net realized and unrealized gains (losses) 1.55 1.51 1.60 0.86 (1.08) 4.74
Total from Investment Activities 1.63 1.64 1.75 1.02 (0.93) 4.80
Distributions to Shareholders from:
Net investment income (0.22) (0.22) (0.10) (0.17) (0.05) (0.02)
Net realized gains (0.60) (0.34) (0.11) (1.29) (3.64) —
Total Distributions (0.82) (0.56) (0.21) (1.46) (3.69) (0.02)
Net Asset Value, End of Period $16.83 $16.02 $14.94 $13.40 $13.84 $18.46
Total Return(b)(c) 10.56% 11.26%(d) 13.27%(e) 7.91% (6.72)% 35.14%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.55%(h) 1.55% 1.56% 1.58% 1.57% 1.89%
Net Investment Income (Loss)(f) 0.96% 0.84% 1.11% 1.23% 0.95% 0.36%
Gross Expenses(f)(g) 1.58%(h) 1.60% 1.63% 1.66% 1.62% 1.94%
Supplemental Data:
Net Assets at end of period (000's) $7,731 $8,057 $9,217 $10,336 $11,718 $12,533
Portfolio Turnover(b)(i) 25% 86% 111% 143% 116% 114%
* Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization, and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been
11.19%.
(e) For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Disciplined Value Fund
Class R6*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
December
30, 2021 to
August 31,
2022**
Net Asset Value, Beginning of Period $16.68 $15.54 $13.90 $14.28 $16.16
Investment Activities:
Net investment income (loss)(a) 0.17 0.30 0.31 0.33 0.22
Net realized and unrealized gains (losses) 1.62 1.58 1.66 0.90 (2.10)
Total from Investment Activities 1.79 1.88 1.97 1.23 (1.88)
Distributions to Shareholders from:
Net investment income (0.41) (0.40) (0.22) (0.32) —
Net realized gains (0.60) (0.34) (0.11) (1.29) —
Total Distributions (1.01) (0.74) (0.33) (1.61) —
Net Asset Value, End of Period $17.46 $16.68 $15.54 $13.90 $14.28
Total Return(b)(c) 11.14% 12.50%(d) 14.48%(e) 9.25% (11.63)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.45%(h) 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss)(f) 2.07% 1.91% 2.21% 2.40% 2.15%
Gross Expenses(f)(g) 0.49%(h) 0.51% 0.52% 0.53% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $4,181 $3,092 $2,990 $1,531 $7,463
Portfolio Turnover(b)(i) 25% 86% 111% 143% 116%
* Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization, and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
** Prior Class K commenced operation on December 30, 2021.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been
12.43%.
(e) For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R6 total return was less than 0.005%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

11
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Disciplined Value Fund
Class Y*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $16.67 $15.54 $13.89 $14.28 $18.92 $14.05
Investment Activities:
Net investment income (loss)(a) 0.17 0.30 0.31 0.32 0.34 0.24
Net realized and unrealized gains (losses) 1.62 1.57 1.67 0.90 (1.11) 4.86
Total from Investment Activities 1.79 1.87 1.98 1.22 (0.77) 5.10
Distributions to Shareholders from:
Net investment income (0.41) (0.40) (0.22) (0.32) (0.23) (0.23)
Net realized gains (0.60) (0.34) (0.11) (1.29) (3.64) —
Total Distributions (1.01) (0.74) (0.33) (1.61) (3.87) (0.23)
Net Asset Value, End of Period $17.45 $16.67 $15.54 $13.89 $14.28 $18.92
Total Return(b)(c) 11.15% 12.43%(d) 14.56%(e) 9.17% (5.68)% 36.67%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.45%(h) 0.45% 0.45% 0.45% 0.46% 0.76%
Net Investment Income (Loss)(f) 2.06% 1.94% 2.22% 2.36% 2.10% 1.48%
Gross Expenses(f)(g) 0.57%(h) 0.59% 0.61% 0.65% 0.62% 0.89%
Supplemental Data:
Net Assets at end of period (000's) $141,202 $137,884 $128,581 $137,159 $124,303 $79,867
Portfolio Turnover(b)(i) 25% 86% 111% 143% 116% 114%
* Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization, and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been
12.37%.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2024, the total return would have been 14.49%
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 28, 2026
Victory Portfolios IV
12
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on June 6, 2025, is the successor to Pioneer Disciplined Value Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s Class
A, Class C, Class R6, Class A, and Class Y shares, respectively, on June 6, 2025 pursuant to an agreement and plan of reorganization (the
“Reorganization”) which was approved by the shareholders of the Predecessor Fund on May 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding
Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the
Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek long-term capital growth.
Effective June 6, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Disciplined Value Fund Disciplined Value Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
13
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of February 28, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of August 31.
For the six months ended February 28, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Level 1 Level 2 Level 3 Total
Disciplined Value Fund
Common Stocks ............................................... $ 418,456 $ — $ — $ 418,456
Corporate Bonds .............................................. — 3,756 — 3,756
Total ....................................................... $ 418,456 $ 3,756 $ — $ 422,212

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
14
(Unaudited)
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended February 28, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 28, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended February 28, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Fund Administration and
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to each
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Excluding U.S. Government
Securities
Purchases Sales
Disciplined Value Fund ...................................................................... $ 104,673 $ 129,103
Disciplined Value Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Adviser Fee Tier Rates
First $5 billion Over $5 billion
Disciplined Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%, plus 0.35%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
15
(Unaudited)
Amounts incurred for the six months ended February 28, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 6, 2026, BNY Mellon served as sub - administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended February 28, 2026 are reflected within the Sub-Administration fees on the Statement of Operations
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended February 28, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended February 28, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended February 28, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended February 28, 2026, the Distributor received $3 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
6, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended February 28, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of February 28, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Disciplined Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%
In effect until April 1, 2028

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
16
(Unaudited)
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2026.
As of February 28, 2026, the following amounts in the table below represent the fiscal year-end in which the 24-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended February 28, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Value Style Risk — The prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the
Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
Portfolio Selection Risks — The Adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region, market segment or industry, or about an investment strategy, may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Sector Focus Risk —  To the extent the Fund focuses in one or more sectors, such as the financials sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or
Class A Class C Class R6 Class Y
Disciplined Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 1.56% 0.45% 0.45%
August 31,
2028
August 31,
2029 Total
Disciplined Value Fund ............................................................. $ 159 $ 130 $ 289

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
17
(Unaudited)
markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September
1, 2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January
28, 2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured
Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of
Operations under Line of credit fees.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended February 28, 2026.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended August 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
2341-0226

February 28, 2026
Semi-Annual: Full Financials
Victory Pioneer Global Equity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
6
Statement of Operations
7
Statements of Changes in Net Assets
8
Financial Highlights
10
Notes to Financial Statements (Form N-CSR Item 7) 14

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios IV
Victory Pioneer Global Equity Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (96.1%)
Belgium (1.2%):
Consumer Staples (1.2%):
Anheuser-Busch InBev SA, ADR ........................................... 115,422 $ 9,344
Canada (2.0%):
Materials (2.0%):
Barrick Mining Corp. .................................................... 314,631 15,964
Denmark (0.9%):
Financials (0.9%):
Danske Bank A/S ....................................................... 140,653 7,345
France (2.2%):
Financials (0.9%):
BNP Paribas SA ........................................................ 32,839 3,678
Edenred SE ........................................................... 160,230 3,685
7,363
Health Care (1.3%):
Sanofi SA ............................................................ 103,825 10,084
17,447
Germany (2.6%):
Health Care (0.5%):
BioNTech SE, ADR(a) ................................................... 34,597 3,814
Industrials (1.3%):
Hensoldt AG .......................................................... 117,615 10,335
Materials (0.8%):
thyssenkrupp AG ....................................................... 539,425 6,725
20,874
Ireland (5.6%):
Consumer Staples (0.7%):
Kerry Group PLC, Class A ................................................ 61,616 5,482
Financials (2.0%):
Bank of Ireland Group PLC ............................................... 828,333 16,197
Materials (2.9%):
CRH PLC ............................................................ 196,367 23,245
44,924
Italy (2.4%):
Financials (1.0%):
Nexi SpA (b) .......................................................... 1,040,284 4,274
UniCredit SpA ......................................................... 48,232 4,068
8,342
Materials (1.4%):
Buzzi SpA ............................................................ 191,906 11,019
19,361
Japan (6.9%):
Consumer Discretionary (0.6%):
Nitori Holdings Co. Ltd. .................................................. 216,000 4,341
Financials (1.2%):
Sumitomo Mitsui Financial Group, Inc. ....................................... 262,100 9,818
Industrials (4.1%):
Fuji Electric Co. Ltd. .................................................... 160,200 14,204
Mitsubishi Electric Corp. ................................................. 324,600 12,396
Taisei Corp. ........................................................... 45,700 5,936
32,536
Information Technology (1.0%):
FUJIFILM Holdings Corp. ................................................ 394,400 8,178
54,873

Victory Portfolios IV
Victory Pioneer Global Equity Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Mexico (1.7%):
Consumer Staples (0.6%):
Fomento Economico Mexicano SAB de CV, ADR ............................... 43,950 $ 4,936
Financials (1.1%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 793,700 9,051
13,987
Netherlands (1.2%):
Financials (1.2%):
ABN AMRO Bank NV, Class CV(b) ......................................... 292,904 9,824
Russian Federation (0.0%):
Consumer Staples (0.0%):
Magnit PJSC(a)(c)(d) .................................................... 26,745 —
Energy (0.0%):
Rosneft Oil Co. PJSC(a)(c)(d) .............................................. 553,394 —
—
South Korea (9.5%):
Financials (4.4%):
Hana Financial Group, Inc. ................................................ 188,366 15,923
KB Financial Group, Inc. ................................................. 171,362 18,910
34,833
Information Technology (5.1%):
Samsung Electronics Co. Ltd. .............................................. 274,057 41,174
76,007
Spain (0.5%):
Financials (0.5%):
Banco de Sabadell SA ................................................... 1,130,033 4,211
Taiwan (1.7%):
Information Technology (1.7%):
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 222,000 13,950
United Kingdom (4.6%):
Consumer Discretionary (1.6%):
Persimmon PLC ........................................................ 637,638 12,946
Energy (1.9%):
Shell PLC, ADR ....................................................... 184,940 15,444
Financials (1.1%):
Willis Towers Watson PLC ................................................ 27,441 8,374
36,764
United States (53.1%):
Communication Services (3.8%):
Alphabet, Inc., Class A ................................................... 98,467 30,698
Consumer Discretionary (5.7%):
Airbnb, Inc., Class A(a) .................................................. 32,701 4,418
Amazon.com, Inc.(a) .................................................... 150,805 31,669
Darden Restaurants, Inc. .................................................. 18,896 4,041
eBay, Inc. ............................................................ 64,589 5,869
45,997
Consumer Staples (1.7%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 99,381 9,818
Celsius Holdings, Inc.(a) .................................................. 64,273 3,446
13,264
Energy (2.5%):
HF Sinclair Corp. ....................................................... 106,743 5,338
Ovintiv , Inc. .......................................................... 90,044 4,555
Range Resources Corp. ................................................... 189,426 7,820
Valero Energy Corp. ..................................................... 10,218 2,091
19,804

Victory Portfolios IV
Victory Pioneer Global Equity Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (11.0%):
Bank of America Corp. ................................................... 634,348 $ 31,610
Citizens Financial Group, Inc. .............................................. 94,498 5,688
Huntington Bancshares, Inc. ............................................... 382,437 6,425
PayPal Holdings, Inc. .................................................... 172,096 7,952
Regions Financial Corp. .................................................. 665,329 18,516
State Street Corp. ....................................................... 88,393 11,369
U.S. Bancorp .......................................................... 112,555 6,152
87,712
Health Care (5.7%):
AbbVie, Inc. .......................................................... 18,690 4,338
Bristol-Myers Squibb Co. ................................................. 55,016 3,431
Cardinal Health, Inc. .................................................... 70,522 16,166
Eli Lilly & Co. ......................................................... 4,578 4,816
Johnson & Johnson ..................................................... 37,600 9,341
Pfizer, Inc. ............................................................ 288,099 7,966
46,058
Industrials (5.3%):
EMCOR Group, Inc. .................................................... 4,548 3,295
Generac Holdings, Inc.(a) ................................................. 19,954 4,497
MasTec , Inc.(a) ........................................................ 23,302 6,944
Regal Rexnord Corp. .................................................... 57,547 12,717
Uber Technologies, Inc.(a) ................................................ 104,759 7,901
United Rentals, Inc. ..................................................... 8,839 7,425
42,779
Information Technology (12.3%):
Adobe, Inc.(a) ......................................................... 42,060 11,037
Advanced Micro Devices, Inc.(a) ............................................ 49,309 9,872
Axcelis Technologies, Inc.(a) .............................................. 104,607 8,642
Cisco Systems, Inc. ..................................................... 218,216 17,340
International Business Machines Corp. ........................................ 47,608 11,436
Microsoft Corp. ........................................................ 10,014 3,933
NVIDIA Corp. ......................................................... 74,448 13,191
Pure Storage, Inc., Class A(a) .............................................. 142,669 9,162
QUALCOMM, Inc. ..................................................... 39,705 5,652
Salesforce, Inc. ........................................................ 41,519 8,088
98,353
Materials (1.8%):
Newmont Corp. ........................................................ 108,795 14,143
Utilities (3.3%):
Eversource Energy ...................................................... 291,814 22,239
FirstEnergy Corp. ....................................................... 76,699 3,924
26,163
424,971
Total Common Stocks (Cost $535,656) 769,846
U.S. Treasury Obligations (2.1%)
U.S. Treasury Bills
2.90%, 3/10/26(e) .................................................. $ 8,000 7,994
3.54%, 3/17/26(e) .................................................. 9,000 8,986
Total U.S. Treasury Obligations (Cost $16,978) 16,980
Total Investments (Cost $552,634) — 98.2% 786,826
Other assets in excess of liabilities — 1.8% 14,199
NET ASSETS - 100.00% $ 801,025
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was $14,098 (thousands) and amounted to 1.8% of net assets.

Victory Portfolios IV
Victory Pioneer Global Equity Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Magnit PJSC ...............................................
7/23/2020
$ 1,858
Rosneft Oil Co. PJSC .........................................
6/23/2021
4,457
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of February 28, 2026.
This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to
Financial Statements)
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2026
(amounts in thousands):
(e) Rate represents the effective yield at February 28, 2026.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
Over the Counter  Options Written
Description Counterparty
Notional
Amount (000)
Put/
Call
Strike
Price
Expiration
Date
Number  of
Contracts (000) Value (000)
NVIDIA Corp. CitiBank NA 8,580 Call 120.51 4/20/26 71 $ (4,135)
Total (Premiums Received $1,346) $ (4,135)
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

Statement of Assets and Liabilities
February 28, 2026
6
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Global Equity Fund
Assets:
Investments, at value (Cost $552,634) $ 786,826
Foreign currency, at value (Cost $180) 182
Cash 3,375
Due from broker for written options 4,812
Receivables:
Dividends and interest 1,116
Capital shares issued 5,702
Investments sold 3,761
From Adviser 105
Reclaims 681
Prepaid expenses 53
Total Assets 806,613
Liabilities:
Written options, at fair value (Premium received $1,346) 4,135
Payables:
Investments purchased 14
Capital shares redeemed 786
Accrued expenses and other payables:
Investment advisory fees 394
Administration fees 27
Custodian fees 11
Transfer agent fees —(a)
Sub-Transfer agent fees 113
Trustees' fees 4
Shareholder servicing fees 14
12b-1 fees 24
Other accrued expenses 66
Total Liabilities 5,588
Commitments and contingencies (Note 5 )
Net Assets:
Capital 552,513
Total accumulated earnings (loss) 248,512
Net Assets $ 801,025
Net Assets:
Class A $ 256,990
Class C 9,228
Class R6 88,561
Class Y 446,246
Total $ 801,025
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 10,368
Class C 387
Class R6 3,561
Class Y 17,866
Total 32,182
Net asset value, offering and redemption price per share:(b)
Class A $ 24.79
Class C(c) 23.82
Class R6 24.87
Class Y 24.98
Maximum Sales Charge — Class A 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 26.30
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended February 28, 2026
7
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Global Equity Fund
Investment Income:
Dividends $ 8,375
Interest 38
Foreign tax withholding (443)
Total Income 7,970
Expenses:
Investment advisory fees 2,234
Administration fees 149
Sub-Administration fees 1
12b-1 fees — Class A 293
12b-1 fees — Class C 38
Custodian fees 17
Transfer agent fees — Class A 45
Transfer agent fees — Class C 2
Transfer agent fees — Class R6 — (a)
Transfer agent fees — Class Y 13
Sub-Transfer agent fees — Class A 58
Sub-Transfer agent fees — Class C 2
Sub-Transfer agent fees — Class Y 179
Trustees' fees 12
Legal and audit fees 42
State registration and filing fees 30
Other expenses 14
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 3,130
Less fees paid indirectly (1)
Expenses waived/reimbursed by Adviser (178)
Net Expenses 2,951
Net Investment Income (Loss) 5,019
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 33,745
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 83,926
Net change in unrealized appreciation/depreciation on written options 156
Net realized/unrealized gains (losses) on investments 117,827
Change in net assets resulting from operations $ 122,846
(a) Rounds to less than $1 thousand.

8
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Global Equity Fund
Six Months
Ended
February 28,
2026 (Unaudited)
Year
Ended
August 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,019 $ 7,797
Net realized gains (losses) 33,745 66,302
Net change in unrealized appreciation/depreciation 84,082 40,787
Change in net assets resulting from operations 122,846 114,886
Distributions to Shareholders:
Class A (25,052) (12,148)
Class C (771) (381)
Class R — (986)
Class R6 (8,967) (5,771)
Class Y (39,406) (19,616)
Change in net assets resulting from distributions to shareholders (74,196) (38,902)
Change in net assets resulting from capital transactions 136,017 (3,740)
Change in net assets 184,667 72,244
Net Assets:
Beginning of period 616,358 544,114
End of period $ 801,025 $ 616,358
* Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

9
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Global Equity Fund
Six Months
Ended
February 28,
2026 (Unaudited)
Year
Ended
August 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 14,900 $ 27,612
Distributions reinvested 24,286 11,693
Cost of shares redeemed (17,838) (25,376)
Total Class A $ 21,348 $ 13,929
Class C
Proceeds from shares issued $ 1,967 $ 1,331
Distributions reinvested 771 381
Cost of shares redeemed (730) (2,026)
Total Class C $ 2,008 $ (314)
Class R
Proceeds from shares issued $ — $ 868
Distributions reinvested — 986
Cost of shares redeemed — (16,744)
Total Class R $ — $ (14,890)
Class R6
Proceeds from shares issued $ 6,375 $ 1,528
Distributions reinvested 8,967 5,763
Cost of shares redeemed (13,123) (18,150)
Total Class R6 $ 2,219 $ (10,859)
Class Y
Proceeds from shares issued $ 119,829 $ 79,166
Distributions reinvested 39,204 19,398
Cost of shares redeemed (48,591) (90,169)
Total Class Y $ 110,442 $ 8,395
Change in net assets resulting from capital transactions $ 136,017 $ (3,740)
Share Transactions:
Class A
Issued 620 1,401
Reinvested 1,065 613
Redeemed (743) (1,254)
Total Class A 942 760
Class C
Issued 86 70
Reinvested 35 21
Redeemed (32) (107)
Total Class C 89 (16)
Class R
Issued — 45
Reinvested — 52
Redeemed — (874)
Total Class R — (777)
Class R6
Issued 266 75
Reinvested 391 301
Redeemed (538) (888)
Total Class R6 119 (512)
Class Y
Issued 4,912 3,825
Reinvested 1,704 1,011
Redeemed (2,009) (4,513)
Total Class Y 4,607 323
Change in Shares 5,757 (222)
* Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Global Equity Fund
Class A*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $23.23 $20.35 $16.96 $15.69 $21.08 $15.69
Investment Activities:
Net investment income (loss)(a) 0.15 0.25 0.26 0.26 0.26 0.30
Net realized and unrealized gains (losses) 4.06 4.04 3.40 1.93 (1.87) 5.24
Total from Investment Activities 4.21 4.29 3.66 2.19 (1.61) 5.54
Distributions to Shareholders from:
Net investment income (0.42) (0.34) (0.25) (0.22) (0.35) (0.15)
Net realized gains (2.23) (1.07) (0.02) (0.70) (3.43) —
Total Distributions (2.65) (1.41) (0.27) (0.92) (3.78) (0.15)
Net Asset Value, End of Period $24.79 $23.23 $20.35 $16.96 $15.69 $21.08
Total Return(b)(c) 19.33% 22.70%(d) 21.86% 14.56% (9.05)%(e) 35.53%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.03%(h) 1.11% 1.10% 1.09% 1.10% 1.15%
Net Investment Income (Loss)(f) 1.29% 1.23% 1.44% 1.62% 1.45% 1.60%
Gross Expenses(f)(g) 1.04%(h) 1.11% 1.15% 1.22% 1.20% 1.32%
Supplemental Data:
Net Assets at end of period (000's) $256,990 $218,938 $176,333 $151,894 $141,637 $170,823
Portfolio Turnover(b)(i) 19% 68% 52%(j) 63% 72% 91%
* Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) For the year ended August 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class A's total return was less than 0.005%.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been
(9.11)%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

11
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Global Equity Fund
Class C*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $22.38 $19.62 $16.35 $15.23 $20.57 $15.29
Investment Activities:
Net investment income (loss)(a) 0.05 0.09 0.12 0.13 0.12 0.14
Net realized and unrealized gains (losses) 3.91 3.92 3.27 1.87 (1.82) 5.14
Total from Investment Activities 3.96 4.01 3.39 2.00 (1.70) 5.28
Distributions to Shareholders from:
Net investment income (0.29) (0.18) (0.10) (0.18) (0.21) —
Net realized gains (2.23) (1.07) (0.02) (0.70) (3.43) —
Total Distributions (2.52) (1.25) (0.12) (0.88) (3.64) —
Net Asset Value, End of Period $23.82 $22.38 $19.62 $16.35 $15.23 $20.57
Total Return(b)(c) 18.87% 21.85%(d) 20.87% 13.71% (9.69)%(e) 34.53%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.82%(h) 1.86% 1.85% 1.85% 1.82% 1.92%
Net Investment Income (Loss)(f) 0.45% 0.46% 0.67% 0.85% 0.71% 0.79%
Gross Expenses(f)(g) 1.82%(h) 1.87% 1.89% 1.98% 1.91% 2.06%
Supplemental Data:
Net Assets at end of period (000's) $9,228 $6,675 $6,160 $6,837 $7,440 $10,330
Portfolio Turnover(b)(i) 19% 68% 52%(j) 63% 72% 91%
* Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) For the year ended August 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class C's total return was less than 0.005%.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been
(9.75)%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Pioneer Global Equity Fund
Class R6*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $23.33 $20.43 $17.03 $15.71 $21.10 $15.70
Investment Activities:
Net investment income (loss)(a) 0.19 0.32 0.33 0.33 0.33 0.38
Net realized and unrealized gains (losses) 4.07 4.06 3.41 1.93 (1.86) 5.24
Total from Investment Activities 4.26 4.38 3.74 2.26 (1.53) 5.62
Distributions to Shareholders from:
Net investment income (0.49) (0.41) (0.32) (0.24) (0.43) (0.22)
Net realized gains (2.23) (1.07) (0.02) (0.70) (3.43) —
Total Distributions (2.72) (1.48) (0.34) (0.94) (3.86) (0.22)
Net Asset Value, End of Period $24.87 $23.33 $20.43 $17.03 $15.71 $21.10
Total Return(b)(c) 19.50% 23.16%(d) 22.27% 15.05% (8.67)%(e) 36.10%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.73%(h) 0.74% 0.73% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(f) 1.61% 1.58% 1.79% 2.02% 1.85% 2.05%
Gross Expenses(f)(g) 0.74%(h) 0.75% 0.77% 0.83% 0.80% 0.84%
Supplemental Data:
Net Assets at end of period (000's) $88,561 $80,275 $80,775 $73,174 $64,215 $68,962
Portfolio Turnover(b)(i) 19% 68% 52%(j) 63% 72% 91%
* Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been 23.10%
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been
(8.72)%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

13
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Global Equity Fund
Class Y*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021
Net Asset Value, Beginning of Period $23.41 $20.50 $17.09 $15.76 $21.15 $15.74
Investment Activities:
Net investment income (loss)(a) 0.19 0.32 0.34 0.34 0.34 0.39
Net realized and unrealized gains (losses) 4.10 4.07 3.41 1.93 (1.88) 5.25
Total from Investment Activities 4.29 4.39 3.75 2.27 (1.54) 5.64
Distributions to Shareholders from:
Net investment income (0.49) (0.41) (0.32) (0.24) (0.42) (0.23)
Net realized gains (2.23) (1.07) (0.02) (0.70) (3.43) —
Total Distributions (2.72) (1.48) (0.34) (0.94) (3.85) (0.23)
Net Asset Value, End of Period $24.98 $23.41 $20.50 $17.09 $15.76 $21.15
Total Return(b)(c) 19.55% 23.12%(d) 22.25% 15.06% (8.66)%(e) 36.10%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.75%(h) 0.75% 0.74% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(f) 1.55% 1.57% 1.84% 2.10% 1.99% 2.06%
Gross Expenses(f)(g) 0.85%(h) 0.86% 0.89% 0.95% 0.92% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $446,246 $310,469 $265,203 $188,805 $63,260 $25,865
Portfolio Turnover(b)(i) 19% 68% 52%(j) 63% 72% 91%
* Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended August 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class Y's total return was less than 0.005%.
(e) The class action lawsuit did not have an impact on the total return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Notes to Financial Statements
February 28, 2026
Victory Portfolios IV
14
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”).
The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s
Class A, Class C, Class R6, Class A, and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the
“Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding
Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the
Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek long-term capital growth.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Global Equity Fund Global Equity Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
15
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Options are generally valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of February 28, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Options Contracts
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over the-
counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 28, 2026 (amounts in thousands):
Level 1 Level 2 Level 3 Total
Global Equity Fund
Common Stocks ............................................... $ 492,396 $ 277,450 $ —(a) $ 769,846
U.S. Treasury Obligations ........................................ — 16,980 — 16,980
Total ....................................................... $ 492,396 $ 294,430 $ —(a) $ 786,826
Other Financial Investments:
Written Option ................................................ — — — —
Total ....................................................... $ — $ (2,790) $ — $ (2,790)
(a) Zero market value securities.
* Futures Contracts and Forward Foreign Currency Exchange Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
16
(Unaudited)
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended February 28, 2026 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of August 31.
For the six months ended February 28, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Liabilities
Written
Options, at
Value
Equity Risk Exposure: 4,135,000
Global Equity Fund .................................................................................. $ 4,135
Net Change
in Unrealized
Appreciation/
Depreciation from
Written Options
Equity Risk Exposure: 156,000
Global Equity Fund ................................................................................ $ 156

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
17
(Unaudited)
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended February 28, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 28, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended February 28, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios, Victory Portfolios II, and Victory
Variable Insurance Funds II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended February 28, 2026, are reflected on the Statement of Operations as Administration fees.
Excluding U.S. Government
Securities
Purchases Sales
Global Equity Fund ........................................................................ $ 184,849 $ 130,199
Global Equity Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.0
Adviser Fee Tier Rates
Up to $1 billion Over $1 billion
Global Equity Fund ......................................................................................................................................... 0.65%, plus 0.60%, plus
Annual Charge
Up to $15
billion
Over $15 billion —
$30 billion
Over $30
billion — $85
billion
Over $85
billion
Global Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
18
(Unaudited)
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 6, 2026, BNY Mellon served as sub - administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended February 28, 2026 are reflected within the Sub-Administration fees on the Statement of Operations
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended February 28, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended February 28, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended February 28, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended February 28, 2026, the Distributor received $11 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
6, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended February 28, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of February 28, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2026.
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Global Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 1.85% 0.73% 0.74%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
19
(Unaudited)
For the six months ended February 28, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of February 28, 2026, the following amounts in the table below represent the fiscal year-end in which the 24-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended February 28, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Sector Focus Risk —  To the extent the Fund focuses in one or more sectors, such as the financials sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Derivatives Risk -- The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
Amount
Global Equity Fund ................................................................................... $ 1
August 31,
2028
August 31,
2029 Total
Global Equity Fund ............................................................... $ 142 $ 178 $ 320

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
20
(Unaudited)
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September
1, 2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January
28, 2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured
Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of
Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended February 28, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended February 28, 2026.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended August 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
9. Master Netting Agreements:
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and setoff provisions which apply upon the occurrence of an event of default and/or a termination event as defined under the relevant ISDA
Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master
Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each specific ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA
Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
21
(Unaudited)
Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, repledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”.
Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following chart shows gross assets of the Fund as of February 28, 2026 (amounts in thousands):
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and lia-
bilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
10. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
a a a a a
Counterparty
Derivative
Liabilities
Subject to
Master Netting
Agreement
Derivatives
Available
for Offset
Non-Cash
Collateral
Pledged
(a)
Cash
Collateral
Pledged
(a)
Net Amount
of Derivative
Liabilities
(b)
CitiBank NA ....................................... $ 4,135 $ — $ — $ (4,135) $ —
Total $ 4,135 $ — $ — $ (4,135) $ —

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
2341-0226

February 28, 2026
Semi-Annual: Full Financials
Victory High Income Municipal Fund
(formerly Victory Pioneer High Income Municipal Fund)

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
13
Notes to Financial Statements (Form N-CSR Item 7) 16

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios IV
Victory High Income Municipal Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (0.4%)
Health Care (0.4%):
Springshire Retirement LLC, 6/30/26(a)(b)(j) ................................... $ 9,000 $ 2,970
Total Corporate Bonds (Cost $8,810)
a
a
a
2,970
Municipal Bonds (98.8%)
Alabama (0.3%):
Baldwin County Industrial Development Authority AMT, Series A, 4.30%, 3/1/56, (Put Date
3/1/33)(c) ........................................................ 1,000 1,000
Black Belt Energy Gas District Revenue, Series A, 5.25%, 5/1/56, (Put Date 5/1/32)(c) ..... 1,000 1,048
2,048
Arizona (1.8%):
Arizona Industrial Development Authority Revenue, 4.00%, 7/15/56, Continuously Callable
@100(d) ......................................................... 1,040 765
Tempe Industrial Development Authority Revenue
Series A, 6.13%, 10/1/47, Continuously Callable @100(d) ...................... 1,110 842
Series A, 6.13%, 10/1/52, Continuously Callable @100(d) ...................... 1,000 799
The IDA of the City of Phoenix Arizona Revenue, 5.40%, 10/1/36, Continuously Callable
@101 ........................................................... 12,360 10,341
12,747
Arkansas (1.9%):
Arkansas Development Finance Authority Revenue AMT
5.45%, 9/1/52, Continuously Callable @105 ............................... 7,000 7,046
Series A, 6.88%, 7/1/48, Continuously Callable @105(d) ...................... 5,000 5,358
Fayetteville Public Facilities Board Revenue, 5.50%, 12/1/54, Continuously Callable @103 .. 1,100 1,134
13,538
California (10.6%):
California Infrastructure & Economic Development Bank Revenue AMT, Series B, 12.00%,
1/1/65, (Put Date 11/2/26)(c)(d) ......................................... 12,265 6,770
California Municipal Finance Authority Revenue
6.20%, 6/15/54, Continuously Callable @102(d) ............................ 1,600 1,673
Series A, 5.00%, 11/1/46, Continuously Callable @100(d) ...................... 2,000 1,975
Series A, 5.50%, 1/1/60, Continuously Callable @103(d) ...................... 2,310 2,274
Series B, 5.25%, 12/1/36, Continuously Callable @100(d) ...................... 6,115 5,699
Series B, 5.50%, 12/1/39, Continuously Callable @100(d) ...................... 4,530 4,193
California School Finance Authority Revenue
Series A, 5.13%, 6/1/59, Continuously Callable @100(d) ...................... 1,500 1,358
Series A, 5.38%, 5/1/63, Continuously Callable @100(d) ...................... 1,000 974
Series A, 5.13%, 6/1/64, Continuously Callable @100(d) ...................... 850 760
Golden State Tobacco Securitization Corp. Revenue
Series A-1, 4.21%, 6/1/50, Continuously Callable @100 ....................... 21,000 16,121
Series B-2, 6/1/66, Continuously Callable @28(e) ............................ 165,000 17,939
Inland Empire Tobacco Securitization Corp. Revenue, Series C-1, 6/1/36, Continuously
Callable @51(e) .................................................... 20,000 10,067
M-S-R Energy Authority Revenue, Series B, 6.50%, 11/1/39 ........................ 3,100 3,879
Tobacco Securitization Authority of Southern California Revenue, 6/1/46, Continuously
Callable @29(e) .................................................... 10,000 2,818
76,500
Colorado (7.9%):
Aerotropolis Regional Transportation Authority Revenue
4.38%, 12/1/52, Continuously Callable @103 ............................... 5,000 4,240
5.75%, 12/1/54, Continuously Callable @103(d) ............................ 6,500 6,537
Colorado Educational & Cultural Facilities Authority Revenue
5.80%, 4/1/54, Continuously Callable @102(d) ............................. 2,500 2,538
5.75%, 4/1/59, Continuously Callable @102(d) ............................. 1,000 1,001
Series A-1, 6.88%, 2/1/59, Continuously Callable @100(d) ..................... 5,000 5,299
Dominion Water & Sanitation District Revenue, 5.88%, 12/1/52, Continuously Callable @103 4,949 5,085
Green Valley Ranch East Metropolitan District No. 6, GO, Series A, 5.88%, 12/1/50,
Continuously Callable @103 ........................................... 5,100 5,172
Larkridge Metropolitan District No. 2, GO, 5.25%, 12/1/48, Continuously Callable @101 ... 4,000 4,002
Mineral Business Improvement District, GO, Series A, 5.75%, 12/1/54, Continuously Callable
@103(d) ......................................................... 1,000 999

Victory Portfolios IV
Victory High Income Municipal Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Olde Towne Metropolitan District, GO, 6.00%, 12/1/53, Continuously Callable @103(d) .... $ 2,000 $ 1,938
Parterre Metropolitan District No. 5, GO, Series A, 6.13%, 12/1/55, Continuously Callable
@103 ........................................................... 2,000 2,050
Pinery Commercial Metropolitan District No. 2 Revenue, 5.75%, 12/1/54, Continuously
Callable @103 ..................................................... 1,465 1,468
Riverpark Metropolitan District/Arapahoe County, GO
6.00%, 12/1/42, Continuously Callable @103 ............................... 750 759
6.38%, 12/1/54, Continuously Callable @103 ............................... 1,400 1,432
Vail Home Partners Corp. Revenue, 6.00%, 10/1/64, Continuously Callable @100(d) ...... 13,150 13,640
Willow Bend Metropolitan District, GO, Series B, 7.63%, 12/15/49, Continuously Callable
@102 ........................................................... 755 760
56,920
Connecticut (0.5%):
Stamford Housing Authority Revenue
Series A, 6.38%, 10/1/45, Continuously Callable @102 ........................ 1,000 1,057
Series A, 6.50%, 10/1/55, Continuously Callable @102 ........................ 1,500 1,574
Series A, 6.25%, 10/1/60, Continuously Callable @102 ........................ 1,100 1,116
3,747
Delaware (1.7%):
Delaware State Economic Development Authority Revenue
4.00%, 6/1/52, Continuously Callable @100 ............................... 2,250 1,682
4.00%, 6/1/57, Continuously Callable @100 ............................... 1,380 969
Series A, 6.00%, 7/1/65, Continuously Callable @103(d) ...................... 5,000 5,093
Town of Bridgeville Special Tax, 5.63%, 7/1/53, Continuously Callable @100(d) ......... 1,535 1,554
Town of Milton Special Tax
5.70%, 9/1/44, Continuously Callable @100(d) ............................. 1,000 1,031
5.95%, 9/1/53, Continuously Callable @100(d) ............................. 1,750 1,781
12,110
District of Columbia (0.8%):
District of Columbia Tobacco Settlement Financing Corp. Revenue, Series A, 6/15/46,
Continuously Callable @29(e) ......................................... 25,000 5,765
Florida (4.3%):
Capital Projects Finance Authority Revenue
6.50%, 6/15/54, Continuously Callable @100(d) ............................ 275 288
6.63%, 6/15/59, Continuously Callable @100(d) ............................ 445 466
Capital Trust Agency, Inc. Revenue, Series A, 5.25%, 12/1/58, Continuously Callable @100(d) 6,000 5,685
Capital Trust Authority Revenue
Series A, 6.25%, 12/15/43, Continuously Callable @100(d) ..................... 2,140 1,993
Series A, 5.00%, 6/1/54, Continuously Callable @100(d) ...................... 3,300 3,052
Series A, 5.25%, 7/1/55, Continuously Callable @100(d) ...................... 500 478
Series A, 5.25%, 12/1/55, Continuously Callable @100 ........................ 665 668
Series A, 5.38%, 7/1/65, Continuously Callable @100(d) ...................... 1,850 1,782
County of Lake Revenue, 5.00%, 1/15/49, Continuously Callable @100(d) .............. 1,525 1,329
County of Palm Beach Revenue, Series A, 5.75%, 10/1/65, Continuously Callable @100(d) .. 2,000 2,047
Florida Development Finance Corp. Revenue
5.00%, 6/1/31, Continuously Callable @103(d) ............................. 300 311
5.00%, 6/1/35, Continuously Callable @103(d) ............................. 225 233
5.00%, 6/1/51, Continuously Callable @103(d) ............................. 9,000 8,448
Florida Development Finance Corp. Revenue AMT, 0.00%, 7/15/32, (Put Date 7/15/28)(b)(c)
(d) ............................................................. 3,000 1,099
Florida Local Government Finance Commission Revenue, Series A, 6.88%, 11/15/64,
Continuously Callable @103(d) ........................................ 3,000 3,106
30,985
Georgia (2.4%):
Development Authority of Heard County Revenue, Series GA, 1.06%, 9/1/26, Continuously
Callable @100(f) ................................................... 1,600 1,600
The Development Authority of Burke County Revenue, Series 1, 1.10%, 7/1/49, Continuously
Callable @100(f) ................................................... 3,300 3,300
The Development Authority of Burke County Revenue (NBGA - Southern Co.), Series GA,
1.05%, 11/1/52, Continuously Callable @100(f) ............................. 9,600 9,600
The Development Authority of Cobb County Revenue
6.25%, 6/1/55, Continuously Callable @102(d) ............................. 1,000 1,030

Victory Portfolios IV
Victory High Income Municipal Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
6.25%, 6/1/64, Continuously Callable @102(d) ............................. $ 2,000 $ 2,045
17,575
Guam (0.2%):
Guam Economic Development & Commerce Authority Revenue, 5.63%, 6/1/47, Continuously
Callable @100 ..................................................... 1,100 1,085
Idaho (0.1%):
Idaho Health Facilities Authority Revenue, 3.00%, 3/1/51, Continuously Callable @100 .... 1,370 971
Illinois (2.0%):
Southwestern Illinois Development Authority Revenue
5.00%, 6/1/53, Continuously Callable @100 ............................... 11,785 11,697
8.00%, 6/1/53, Continuously Callable @100 ............................... 1,225 1,190
Village of Matteson Tax Allocation, 6.50%, 12/1/35, Continuously Callable @100 ........ 1,220 1,239
14,126
Indiana (7.4%):
City of Anderson Revenue, 5.38%, 1/1/40, Continuously Callable @102(d) ............. 8,090 6,976
City of Hammond Revenue, 7.50%, 2/1/29, Continuously Callable @100(d) ............. 24,990 25,001
City of Lafayette Revenue, 5.80%, 1/1/37, Continuously Callable @101 ................ 3,000 3,016
Indiana Finance Authority Revenue, 5.38%, 7/1/47, Continuously Callable @100 ......... 2,500 2,179
Indiana Housing & Community Development Authority Revenue
5.50%, 1/1/37, Continuously Callable @100 ............................... 8,075 8,078
Series A, 5.00%, 1/1/39, Continuously Callable @103(d) ...................... 8,615 8,342
53,592
Kansas (1.9%):
Kansas Development Finance Authority Revenue
Series A, 5.25%, 11/15/33, Continuously Callable @102 ....................... 400 379
Series A, 5.50%, 11/15/38, Continuously Callable @102 ....................... 2,500 2,246
Series A, 5.25%, 11/15/53, Continuously Callable @102 ....................... 15,405 11,198
13,823
Louisiana (0.4%):
Louisiana Public Facilities Authority Revenue, 6.00%, 6/15/59, Continuously Callable
@102(d) ......................................................... 3,000 3,030
Massachusetts (0.8%):
Massachusetts Development Finance Agency Revenue
Series A, 5.50%, 12/1/44, Continuously Callable @103(d) ...................... 3,260 3,085
Series A, 5.88%, 12/1/60, Continuously Callable @103(d) ...................... 2,830 2,627
5,712
Michigan (3.7%):
City of Detroit Certificate of Participation, Series B, 0.00% (US0003M+34bps), 6/15/34(b)(g)
(h) ............................................................. 8,150 7,946
Flint International Academy Revenue, 5.75%, 10/1/37, Continuously Callable @100 ....... 3,000 3,002
Michigan Finance Authority Revenue, 5.75%, 4/1/40, Continuously Callable @102 ........ 5,720 5,984
Michigan Strategic Fund Revenue
Series B, 7.75%, 3/1/40, Continuously Callable @105(i) ....................... 7,075 6,260
Series B, 7.50%, 11/1/41, Continuously Callable @105(i) ...................... 4,000 3,573
26,765
Minnesota (2.4%):
City of Bethel Revenue
6.00%, 7/1/57, Continuously Callable @102 ............................... 1,310 1,219
Series A, 5.00%, 7/1/48, Continuously Callable @102 ......................... 4,210 3,496
Series A, 5.00%, 7/1/53, Continuously Callable @102 ......................... 1,000 775
City of Deephaven Revenue, Series A, 5.50%, 7/1/50, Continuously Callable @100 ....... 1,500 1,500
City of Rochester Revenue
Series A, 5.13%, 9/1/38, Continuously Callable @100(a) ....................... 1,500 1,218
Series A, 5.25%, 9/1/43, Continuously Callable @100(a) ....................... 3,145 2,461
Series A, 5.38%, 9/1/50, Continuously Callable @100(a) ....................... 6,080 4,472
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, Series A,
5.50%, 7/1/52, Continuously Callable @100(d) ............................. 2,000 1,995
17,136
New Jersey (0.9%):
New Jersey Economic Development Authority Revenue, Series A, 5.38%, 7/1/47, Continuously
Callable @100(d) ................................................... 2,500 2,427

Victory Portfolios IV
Victory High Income Municipal Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New Jersey Economic Development Authority Revenue AMT, 6.63%, 1/1/45, Continuously
Callable @104(d) ................................................... $ 4,000 $ 4,196
6,623
New Mexico (1.1%):
County of Otero Certificate of Participation, 9.00%, 4/1/28, Continuously Callable @100 ... 9,430 7,995
New York (9.7%):
Buffalo & Erie County Industrial Land Development Corp. Revenue
0.00%, 10/1/28(b)(d) ................................................ 213 3
0.00%, 10/1/38, Continuously Callable @100(b)(d) .......................... 2,357 32
Build Nyc Resource Corp. Revenue
Series A, 7.00%, 12/15/55, Continuously Callable @100(d) ..................... 3,000 3,039
Series A, 5.50%, 6/1/56, Continuously Callable @100(d) ...................... 1,000 987
Build NYC Resource Corp. Revenue, Series B-1, 5.65%, 12/15/32, Continuously Callable
@100(d) ......................................................... 2,000 1,994
Nassau County Tobacco Settlement Corp. Revenue
Series A-3, 5.00%, 6/1/35, Continuously Callable @100 ....................... 19,015 14,965
Series A-3, 5.13%, 6/1/46, Continuously Callable @100 ....................... 6,245 4,457
New York City Housing Development Corp. Revenue, Series F, 5.25%, 12/15/31, Continuously
Callable @100 ..................................................... 3,625 3,767
New York Counties Tobacco Trust IV Revenue
Series A, 6.25%, 6/1/41, Continuously Callable @100(d) ...................... 1,500 1,500
Series A, 5.00%, 6/1/42, Continuously Callable @100 ......................... 9,700 8,277
Series A, 5.00%, 6/1/45, Continuously Callable @100 ......................... 5,000 3,986
New York Counties Tobacco Trust V Revenue, Series 4A, 6/1/60, Continuously Callable @9(d)
(e) ............................................................. 51,600 3,413
New York Counties Tobacco Trust VI Revenue
Series A-2B, 5.00%, 6/1/45, Continuously Callable @100 ...................... 7,440 6,548
Series A-2B, 5.00%, 6/1/51, Continuously Callable @100 ...................... 7,665 6,528
Suffolk Regional Off-Track Betting Corp. Revenue, 6.00%, 12/1/53, Continuously Callable
@100 ........................................................... 3,000 3,070
Westchester County Local Development Corp. Revenue, 4.50%, 7/1/56, Continuously Callable
@104(d) ......................................................... 9,000 7,415
69,981
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue, Series A, 5.50%, 9/1/54, Continuously
Callable @103 ..................................................... 4,180 4,179
Ohio (3.6%):
Buckeye Tobacco Settlement Financing Authority Revenue
Series B-2, 5.00%, 6/1/55, Continuously Callable @100 ....................... 6,450 5,350
Series B-3, 6/1/57, Continuously Callable @22(e) ............................ 206,000 16,115
Port of Greater Cincinnati Development Authority Tax Allocation, 5.00%, 11/1/51,
Continuously Callable @100 ........................................... 4,900 4,790
26,255
Pennsylvania (5.9%):
Allentown Neighborhood Improvement Zone Development Authority Revenue
6.00%, 5/1/42, Continuously Callable @100(d) ............................. 1,500 1,629
Series B, 6.00%, 5/1/42, Continuously Callable @103(d) ...................... 3,900 4,024
Delaware County Industrial Development Authority Revenue, Series A, 5.13%, 6/1/46,
Continuously Callable @100(d) ........................................ 8,465 8,466
Montgomery County Industrial Development Authority Revenue, 5.25%, 11/1/54,
Continuously Callable @100 ........................................... 1,850 1,846
Philadelphia Authority For Industrial Development Revenue
5.13%, 12/15/44, Continuously Callable @100(d) ............................ 6,045 5,980
5.25%, 6/1/48, Continuously Callable @100(d) ............................. 3,500 3,489
5.38%, 6/1/53, Continuously Callable @100(d) ............................. 4,370 4,324
Series A, 5.00%, 11/15/31, Continuously Callable @100(a) ..................... 725 633
Series A, 5.63%, 7/1/48, Continuously Callable @100(d) ...................... 4,055 4,064
Series A, 5.00%, 11/15/50, Continuously Callable @100(a) ..................... 8,295 5,558
Series A, 6.25%, 6/1/55, Continuously Callable @100 ......................... 845 875
Philadelphia IDA Revenue, 5.50%, 6/15/43, Continuously Callable @100(d) ............ 1,750 1,795
42,683

Victory Portfolios IV
Victory High Income Municipal Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Puerto Rico (8.0%):
Commonwealth of Puerto Rico
11/1/43(e) ........................................................ $ 5,361 $ 3,645
11/1/51(e) ........................................................ 25,000 7,937
11/1/51(e) ........................................................ 10,019 6,187
11/1/51(e) ........................................................ 10,000 3,600
Puerto Rico Industrial Development Co. Revenue, 7.00%, 1/1/54, Continuously Callable
@100(i) ......................................................... 5,900 5,628
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A-1, 7/1/46, Continuously Callable @41(e) ............................ 40,435 14,189
Series A-1, 7/1/51, Continuously Callable @30(e) ............................ 36,282 9,482
Series A-1, 4.75%, 7/1/53, Continuously Callable @100 ....................... 1,000 969
Series A-1, 5.00%, 7/1/58, Continuously Callable @100 ....................... 6,500 6,357
57,994
Rhode Island (0.1%):
Central Falls Detention Facility Corp. Revenue, 0.00%, 7/15/35, Continuously Callable
@100(a)(b) ....................................................... 2,065 725
South Carolina (0.4%):
South Carolina Jobs-Economic Development Authority Revenue, Series A, 5.50%, 6/15/33,
Continuously Callable @100 ........................................... 2,500 2,512
Texas (7.8%):
Arlington Higher Education Finance Corp. Revenue
5.45%, 3/1/49, Continuously Callable @100(a)(d) ........................... 16,545 14,204
Series A, 6.63%, 3/1/29, Continuously Callable @100(a) ....................... 435 422
Series A, 7.00%, 3/1/34, Continuously Callable @100(a) ....................... 375 364
Series A, 7.13%, 3/1/44, Continuously Callable @100(a) ....................... 7,030 6,820
Clifton Higher Education Finance Corp. Revenue
Series A, 5.75%, 6/15/44, Continuously Callable @100(d) ...................... 575 562
Series A, 6.00%, 6/15/54, Continuously Callable @100(d) ...................... 800 751
Greater Texas Cultural Education Facilities Finance Corp. Revenue
0.00%, 2/1/50, Continuously Callable @104(a)(b)(d) ......................... 16,755 9,199
Series B, 0.00%, 2/1/33, Continuously Callable @100(a)(b)(d) .................. 3,335 1,831
New Hope Cultural Education Facilities Finance Corp. Revenue, Series A-1, 5.50%, 1/1/57,
Continuously Callable @103 ........................................... 4,500 4,158
Port of Port Arthur Navigation District Revenue
Series A, 1.10%, 4/1/40, Continuously Callable @100(f) ....................... 7,000 7,000
Series B, 1.10%, 4/1/40, Continuously Callable @100(f) ....................... 5,700 5,700
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.75%, 12/1/54,
Continuously Callable @103 ........................................... 5,875 5,002
56,013
Utah (0.9%):
Grapevine Wash Local District, GO, Series A-1, 6.00%, 3/1/55, Continuously Callable
@103(d) ......................................................... 3,300 3,128
Mida Cormont Public Infrastructure District, GO, Series A-2, 0.00%, 6/1/55, Continuously
Callable @103(d)(e)(i) ............................................... 2,365 2,076
Point Phase 1 Public Infrastructure District No. 1 Revenue, Series A-1, 6.13%, 3/1/55,
Continuously Callable @103 ........................................... 1,000 1,044
6,248
Virgin Islands (0.3%):
Virgin Islands Public Finance Authority Revenue, Series A, 6.00%, 4/1/53, Continuously
Callable @100(d) ................................................... 2,400 2,467
Virginia (1.4%):
Tobacco Settlement Financing Corp. Revenue
Series A-1, 6.71%, 6/1/46, Continuously Callable @100 ....................... 8,865 6,826
Series D-2, 6/1/47, Continuously Callable @30(e) ........................... 14,000 2,932
9,758
Washington (1.0%):
Washington State Housing Finance Commission Revenue
Series A, 5.50%, 7/1/50, Continuously Callable @100(d) ...................... 2,000 2,021
Series A, 5.75%, 7/1/60, Continuously Callable @100(d) ...................... 5,000 5,092
7,113

Victory Portfolios IV
Victory High Income Municipal Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
(j) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2026
(amounts in thousands):
Security Description
Principal Amount
(000)
a
Value
(000)
Wisconsin (6.0%):
Public Finance Authority Revenue
0.00%, 6/30/26(a)(b) ................................................ $ 10,640 $ –
5.00%, 6/1/29, Continuously Callable @100(d) ............................. 280 281
5.00%, 6/1/39, Continuously Callable @100(d) ............................. 1,710 1,622
Series 2021-A, 4.00%, 6/1/41, Continuously Callable @103(d) .................. 2,000 1,735
Series A, 4.25%, 8/1/26(d) ............................................ 75 75
Series A, 5.25%, 7/15/33(d) ........................................... 230 244
Series A, 5.00%, 8/1/36, Continuously Callable @100(d) ...................... 2,000 1,921
Series A, 5.00%, 6/1/37, Continuously Callable @103(d) ...................... 500 515
Series A, 5.38%, 6/1/37, Continuously Callable @100(d) ...................... 335 339
Series A, 6.00%, 7/15/43, Continuously Callable @100(d) ...................... 230 242
Series A, 5.13%, 8/1/46, Continuously Callable @100(d) ...................... 2,500 2,228
Series A, 5.88%, 6/1/52, Continuously Callable @100(d) ...................... 900 897
Series A, 6.25%, 7/15/53, Continuously Callable @100(d) ...................... 640 657
Series A, 4.00%, 6/1/61, Continuously Callable @100(d) ...................... 1,150 844
Series A, 6.00%, 6/1/62, Continuously Callable @100(d) ...................... 1,565 1,578
Series A, 6.50%, 7/15/63, Continuously Callable @100(d) ...................... 1,175 1,206
Series A, 6.00%, 6/15/64, Continuously Callable @102(d) ...................... 1,000 1,007
Public Finance Authority Revenue AMT
5.75%, 6/30/60, Continuously Callable @100 ............................... 14,000 14,647
6.00%, 7/1/60, (Put Date 1/1/31)(c)(d) .................................... 1,000 1,020
5.75%, 12/31/65, Continuously Callable @100 .............................. 6,500 6,761
Series A, 5.75%, 7/1/49, Continuously Callable @100 ......................... 5,000 5,255
43,074
Total Municipal Bonds (Cost $763,226)
a
a
a
711,795
Total Investments (Cost $772,036) — 99.2% 714,765
Other assets in excess of liabilities —  0.8% 6,030
NET ASSETS - 100.00% $ 720,795
(a) Security was fair valued based upon procedures approved by the Board of Trustees and represents 7.1% of net assets as of February 28, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(b) Currently the issuer is in default with respect to interest and/or principal payments.
(c) Put Bond.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$275,818 (thousands) and amounted to 38.3% of net assets.
(e) Zero-coupon bond.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g) Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2026.
(h) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(i) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
Security Name Acquisition Date Cost
Springshire Retirement LLC .................................... 12/1/2021 $ 8,809
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of February 28, 2026, based on the last reset date of the security.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

Victory Portfolios IV
Victory High Income Municipal Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
February 28, 2026
9
See notes to financial statements.
Victory Portfolios IV
(Amount in Thousands, Except Per Share Amounts)
(Unaudited)
Victory High
Income Municipal
Fund
Assets:
Investments, at value (Cost $772,036) $ 714,765
Cash 987
Receivables:
Interest 9,871
Capital shares issued 308
From Adviser 17
Prepaid expenses 56
Total Assets 726,004
Liabilities:
Payables:
Distributions 272
Investments purchased 2,203
Capital shares redeemed 1,969
Accrued expenses and other payables:
Investment advisory fees 282
Administration fees 25
Custodian fees 3
Transfer agent fees — (a)
Sub-Transfer agent fees 119
Trustees' fees 6
Shareholder servicing fees 14
12b-1 fees 30
Other accrued expenses 286
Total Liabilities 5,209
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,164,476
Total accumulated earnings (loss) (443,681)
Net Assets $ 720,795
Net Assets:
Class A $ 295,351
Class C 43,367
Class Y 382,077
Total $ 720,795
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 51,381
Class C 7,534
Class Y 67,376
Total 126,291
Net asset value, offering and redemption price per share:(b)
Class A $ 5.75
Class C(c) 5.76
Class Y 5.67
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 5.88
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended February 28, 2026
10
See notes to financial statements.
Victory Portfolios IV
(Amount in Thousands)
Victory High
Income Municipal
Fund
Investment Income:
Interest $ 26,012
Total Income 26,012
Expenses:
Investment advisory fees 2,031
Administration fees 178
Sub-Administration fees 1
12b-1 fees — Class A 403
12b-1 fees — Class C 240
Custodian fees 7
Transfer agent fees — Class A 4
Transfer agent fees — Class C 1
Transfer agent fees — Class Y 5
Sub-Transfer agent fees — Class A 30
Sub-Transfer agent fees — Class C 11
Sub-Transfer agent fees — Class Y 259
Trustees' fees 16
Legal and audit fees 77
State registration and filing fees 41
Other expenses 25
Total Expenses 3,329
Less fees paid indirectly (4)
Expenses waived/reimbursed by Adviser (364)
Net Expenses 2,961
Net Investment Income (Loss) 23,051
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (11,390)
Net change in unrealized appreciation/depreciation on investment securities 28,560
Net realized/unrealized gains (losses) on investments 17,170
Change in net assets resulting from operations $ 40,221

11
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Income Municipal
Fund
Six Months
Ended
February 28,
2026 (Unaudited)
Year
Ended
August 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 23,051 $ 54,166
Net realized gains (losses) (11,390) (26,810)
Net change in unrealized appreciation/depreciation 28,560 (54,445)
Change in net assets resulting from operations 40,221 (27,089)
Distributions to Shareholders:
Class A (17,810) (19,262)
Class C (2,457) (2,704)
Class Y (26,657) (31,868)
Change in net assets resulting from distributions to shareholders (46,924) (53,834)
Change in net assets resulting from capital transactions (206,315) (91,286)
Change in net assets (213,018) (172,209)
Net Assets:
Beginning of period 933,813 1,106,022
End of period $ 720,795 $ 933,813
* Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.

12
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory High Income Municipal
Fund
Six Months
Ended
February 28,
2026 (Unaudited)
Year
Ended
August 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 26,817 $ 88,823
Distributions reinvested 16,459 17,579
Cost of shares redeemed (96,540) (129,516)
Total Class A $ (53,264) $ (23,114)
Class C
Proceeds from shares issued $ 1,335 $ 5,307
Distributions reinvested 2,418 2,641
Cost of shares redeemed (12,236) (24,235)
Total Class C $ (8,483) $ (16,287)
Class Y
Proceeds from shares issued $ 77,424 $ 226,510
Distributions reinvested 23,635 28,067
Cost of shares redeemed (245,627) (306,462)
Total Class Y $ (144,568) $ (51,885)
Change in net assets resulting from capital transactions $ (206,315) $ (91,286)
Share Transactions:
Class A
Issued 4,586 14,404
Reinvested 2,848 2,877
Redeemed (16,658) (21,093)
Total Class A (9,224) (3,812)
Class C
Issued 230 858
Reinvested 418 431
Redeemed (2,106) (3,953)
Total Class C (1,458) (2,664)
Class Y
Issued 13,513 37,488
Reinvested 4,144 4,655
Redeemed (43,127) (51,086)
Total Class Y (25,470) (8,943)
Change in Shares (36,152) (15,419)
* Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory High Income Municipal Fund
Class A*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025(a)
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021(b)
Net Asset Value, Beginning of Period $5.79 $6.27 $6.04 $6.54 $7.56 $7.23
Investment Activities:
Net investment income (loss)(c) 0.17 0.31 0.30 0.29 0.26 0.27
Net realized and unrealized gains (losses) 0.11 (0.48) 0.22 (0.51) (1.02) 0.32
Total from Investment Activities 0.28 (0.17) 0.52 (0.22) (0.76) 0.59
Distributions to Shareholders from:
Net investment income (0.32) (0.31) (0.29) (0.28) (0.26) (0.26)
Total Distributions (0.32) (0.31) (0.29) (0.28) (0.26) (0.26)
Net Asset Value, End of Period $5.75 $5.79 $6.27 $6.04 $6.54 $7.56
Total Return(d)(e) 4.83% (2.91)% 8.86%(f) (3.41)% (10.20)% 8.36%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.82%( i ) 0.82%(j) 0.82%(k) 0.82%(k) 0.82%(k) 0.81%(k)
Net Investment Income (Loss)(g) 5.82% 5.04%(l) 4.94% 4.57% 3.68% 3.60%
Gross Expenses(g)(h) 0.84%( i ) 0.83%(j) 0.87%(k) 0.91%(k) 0.85%(k) 0.82%(k)
Supplemental Data:
Net Assets at end of period (000's) $295,351 $351,059 $403,715 $451,573 $524,429 $653,216
Portfolio Turnover(d)(m) 14% 54%(n) 30%(o) 37%(o) 38%(o) 24%(p)
* Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received
Class A, Class C, and Class Y shares of the Fund, respectively.
(a) Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. Per share data and ratios include Fund information as a stand-alone and feeder fund for the respective periods.
(b) On December 21, 2020, the Fund began investing as a feeder fund in Pioneer High Income Municipal Portfolio.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than
0.005%.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Includes the Fund's share of Pioneer High Income Municipal Portfolio's allocated expenses for the period from September 1, 2024 to December 5, 2024.
(k) Includes the Fund's shares of Pioneer High Income Municipal Portfolio's allocated expenses.
(l) Includes the Fund's share of Pioneer High Income Municipal Portfolio's allocated income for the period from September 1, 2024 to December 5, 2024.
(m) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(n) Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio for the period from September 1, 2024 to December 5, 2024 and the fund as a stand-alone fund for the period ended August 31, 2025.
(o) Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio.
(p) Represents the portfolio turnover rate of the Fund as a stand-alone fund from September 1, 2020 to December 20, 2020 and of Pioneer High Income
Municipal Portfolio for the period ended August 31, 2021.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory High Income Municipal Fund
Class C*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025(a)
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021(b)
Net Asset Value, Beginning of Period $5.80 $6.28 $6.05 $6.55 $7.57 $7.24
Investment Activities:
Net investment income (loss)(c) 0.15 0.26 0.25 0.24 0.21 0.21
Net realized and unrealized gains (losses) 0.10 (0.48) 0.22 (0.51) (1.02) 0.33
Total from Investment Activities 0.25 (0.22) 0.47 (0.27) (0.81) 0.54
Distributions to Shareholders from:
Net investment income (0.29) (0.26) (0.24) (0.23) (0.21) (0.21)
Total Distributions (0.29) (0.26) (0.24) (0.23) (0.21) (0.21)
Net Asset Value, End of Period $5.76 $5.80 $6.28 $6.05 $6.55 $7.57
Total Return(d)(e) 4.44% (3.64)% 8.02%(f) (4.14)% (10.88)% 7.53%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.59%( i ) 1.59%(j) 1.59%(k) 1.59%(k) 1.58%(k) 1.58%(k)
Net Investment Income (Loss)(g) 5.23% 4.25%(l) 4.16% 3.80% 2.91% 2.84%
Gross Expenses(g)(h) 1.62%( i ) 1.60%(j) 1.64%(k) 1.68%(k) 1.61%(k) 1.59%(k)
Supplemental Data:
Net Assets at end of period (000's) $43,367 $52,161 $73,156 $93,368 $117,641 $162,278
Portfolio Turnover(d)(m) 14% 54%(n) 30%(o) 37%(o) 38%(o) 24%(p)
* Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received
Class A, Class C, and Class Y shares of the Fund, respectively.
(a) Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. Per share data and ratios include Fund information as a stand-alone and feeder fund for the respective periods.
(b) On December 21, 2020, the Fund began investing as a feeder fund in Pioneer High Income Municipal Portfolio.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than
0.005%.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Includes the Fund's share of Pioneer High Income Municipal Portfolio's allocated expenses for the period from September 1, 2024 to December 5, 2024.
(k) Includes the Fund's shares of Pioneer High Income Municipal Portfolio's allocated expenses.
(l) Includes the Fund's share of Pioneer High Income Municipal Portfolio's allocated income for the period from September 1, 2024 to December 5, 2024.
(m) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(n) Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio for the period from September 1, 2024 to December 5, 2024 and the fund as a stand-alone fund for the period ended August 31, 2025.
(o) Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio.
(p) Represents the portfolio turnover rate of the Fund as a stand-alone fund from September 1, 2020 to December 20, 2020 and of Pioneer High Income
Municipal Portfolio for the period ended August 31, 2021.

15
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Municipal Fund
Class Y*
Six Months
Ended
February
28, 2026
(Unaudited)
Year
Ended
August 31,
2025(a)
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Year
Ended
August 31,
2021(b)
Net Asset Value, Beginning of Period $5.71 $6.18 $5.96 $6.46 $7.46 $7.14
Investment Activities:
Net investment income (loss)(c) 0.16 0.32 0.31 0.30 0.28 0.28
Net realized and unrealized gains (losses) 0.12 (0.47) 0.21 (0.51) (1.00) 0.32
Total from Investment Activities 0.28 (0.15) 0.52 (0.21) (0.72) 0.60
Distributions to Shareholders from:
Net investment income (0.32) (0.32) (0.30) (0.29) (0.28) (0.28)
Total Distributions (0.32) (0.32) (0.30) (0.29) (0.28) (0.28)
Net Asset Value, End of Period $5.67 $5.71 $6.18 $5.96 $6.46 $7.46
Total Return(d)(e) 4.96% (2.59)% 9.02%(f) (3.24)% (9.87)% 8.54%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.55%( i ) 0.55%(j) 0.55%(k) 0.55%(k) 0.55%(k) 0.55%(k)
Net Investment Income (Loss)(g) 5.43% 5.31%(l) 5.20% 4.84% 3.94% 3.85%
Gross Expenses(g)(h) 0.69%( i ) 0.66%(j) 0.70%(k) 0.75%(k) 0.68%(k) 0.67%(k)
Supplemental Data:
Net Assets at end of period (000's) $382,077 $530,593 $629,151 $770,198 $975,628 $1,244,174
Portfolio Turnover(d)(m) 14% 54%(n) 30%(o) 37%(o) 38%(o) 24%(p)
* Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received
Class A, Class C, and Class Y shares of the Fund, respectively.
(a) Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. Per share data and ratios include Fund information as a stand-alone and feeder fund for the respective periods.
(b) On December 21, 2020, the Fund began investing as a feeder fund in Pioneer High Income Municipal Portfolio.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than
0.005%.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Includes the Fund's share of Pioneer High Income Municipal Portfolio's allocated expenses for the period from September 1, 2024 to December 5, 2024.
(k) Includes the Fund's shares of Pioneer High Income Municipal Portfolio's allocated expenses.
(l) Includes the Fund's share of Pioneer High Income Municipal Portfolio's allocated income for the period from September 1, 2024 to December 5, 2024.
(m) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(n) Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio for the period from September 1, 2024 to December 5, 2024 and the fund as a stand-alone fund for the period ended August 31, 2025.
(o) Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio.
(p) Represents the portfolio turnover rate of the Fund as a stand-alone fund from September 1, 2020 to December 20, 2020 and of Pioneer High Income
Municipal Portfolio for the period ended August 31, 2021.

Notes to Financial Statements
February 28, 2026
Victory Portfolios IV
16
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
* On December 1, 2025, Victory Pioneer High Income Municipal Fund was renamed Victory High Income Municipal Fund.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer High Income Municipal Fund (the “Predecessor Fund”).
The Predecessor Fund transferred all of the net assets of Class A, Class C, and Class Y shares in exchange for the Fund’s Class A, Class C, and
Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek to maximize total return through a combination of income that is exempt from regular federal income tax, and capital appreciation.
Effective May 2, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification ("ASC") Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory High Income Municipal Fund (formerly Victory
Pioneer High Income Municipal Fund)*
High Income Municipal Fund Class A, Class C, and Class Y

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
17
(Unaudited)
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
For the  six months ended February 28, 2026, the Fund had transfers into/out of Level 3 that were under 0.50% of net assets.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Level 1 Level 2 Level 3 Total
High Income Municipal Fund
Corporate Bonds .............................................. $ — $ — $ 2,970 $ 2,970
Municipal Bonds .............................................. — 663,888 47,907 711,795
Total ....................................................... $ — $ 663,888 $ 50,877 $ 714,765

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
18
(Unaudited)
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of August 31.
For the six months ended February 28, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended February 28, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Excluding U.S. Government
Securities
Purchases Sales
High Income Municipal Fund ................................................................. $ 113,392 $ 349,535

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
19
(Unaudited)
Amounts incurred and paid to VCM for the six months ended February 28, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Fund Administration and
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to each
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended February 28, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 6, 2026, BNY Mellon served as sub - administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended February 28, 2026 are reflected within the Sub-Administration fees on the Statement of Operations
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended February 28, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended February 28, 2026, are reflected on the
Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended February 28, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended February 28, 2026, the Distributor received $1 thousand from commissions earned in connection with sales of Class A.
Adviser Fee Tier Rates
Up to $500
million
Over $500 million -
$1 billion
Over $1
billion
High Income Municipal Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%, plus 0.475%, plus 0.45%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
High Income Municipal Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
20
(Unaudited)
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
6, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended February 28, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of February 28, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2026.
As of February 28, 2026, the following amounts in the table below represent the fiscal year-end in which the 24-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended February 28, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
High-Yield/Junk Bond Risk - Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
In effect until April 1, 2028
Class A Class C Class Y
High Income Municipal Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.82% 1.59% 0.55%
August 31,
2027
August 31,
2028 Total
High Income Municipal Fund ........................................................ $ 250 $ 364 $ 614

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
21
(Unaudited)
Interest Rate Risk  — The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down.
Credit risk — If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. The values of lower-quality debt securities tend to be particularly sensitive to these changes. Changes in actual or perceived creditworthiness may occur quickly. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. The Fund also could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Reference Rate Transition Risk — The terms of many floating rate loans and other instruments were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark after June 30, 2023. The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances, and investments specifically. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on Fund performance.
Municipal Securities Risk —  The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of political, economic or market turmoil or a recession. To the extent the Fund invests significantly in a single state
(including California and New York), city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, tobacco settlement revenue, and industrial development, the Fund will be more susceptible to associated risks and developments.
6. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September
1, 2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January
28, 2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured
Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of
Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended February 28, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios IV
22
(Unaudited)
The Fund did not utilize or participate in the Facility during the six months ended February 28, 2026.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are declared daily and distributed on the last business day of each month. Distributable net realized gains, if any, are generally declared and paid at least annually.  The Fund may also distribute additional net investment income and net realized gains if necessary for the fund to avoid U.S. federal income or excise tax.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended August 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
Short-Term
Amount
Long-Term
Amount Total
High Income Municipal Fund ............................................. $ (138,725) $ (229,556) $ (368,281)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
2341-0226

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

         Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios IV

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date      May 7, 2026

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      May 7, 2026